Vanguard® ESG International Stock ETF
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Australia (4.8%)
	Commonwealth Bank of Australia	123,799	7,179
	CSL Ltd.	32,398	7,095
	National Australia Bank Ltd.	230,096	3,828
	Westpac Banking Corp.	254,629	3,734
	Australia & New Zealand Banking Group Ltd.	197,464	3,266
	Wesfarmers Ltd.	75,477	2,735
	Macquarie Group Ltd.	21,701	2,207
	Goodman Group	141,771	1,946
	Transurban Group	188,526	1,945
	Fortescue Metals Group Ltd.	121,281	1,616
	Amcor plc	107,660	1,200
	Newcrest Mining Ltd.	60,147	1,191
*	James Hardie Industries plc	37,986	1,099
*	Afterpay Ltd.	15,328	1,068
	Brambles Ltd.	127,085	1,025
	ASX Ltd.	17,625	997
	Sonic Healthcare Ltd.	40,652	983
	Cochlear Ltd.	5,506	892
	QBE Insurance Group Ltd.	121,628	891
	Scentre Group	418,298	856
	Ramsay Health Care Ltd.	16,653	771
	Dexus	106,810	765
	Suncorp Group Ltd.	101,871	756
	Telstra Corp. Ltd.	329,779	744
	SEEK Ltd.	38,346	728
	Insurance Australia Group Ltd.	185,441	700
	GPT Group	197,363	682
	BlueScope Steel Ltd.	52,228	654
	Lendlease Corp. Ltd.	60,948	634
	Stockland	183,294	609
	Orica Ltd.	50,855	604
	Sydney Airport	120,920	597
	Medibank Pvt Ltd.	282,113	590
	Computershare Ltd.	54,572	572
	Mirvac Group Class A	282,822	534
	Northern Star Resources Ltd.	56,886	528
	Bendigo & Adelaide Bank Ltd.	80,282	523
	Vicinity Centres	386,395	466
*	Incitec Pivot Ltd.	263,211	441
	Bank of Queensland Ltd.	76,360	432
	Boral Ltd.	120,146	432

		Shares	Market Value ($000)
	Evolution Mining Ltd.	111,692	408
	AMP Ltd.	313,520	393
	Alumina Ltd.	304,873	391
	Orora Ltd.	190,720	369
	OZ Minerals Ltd.	30,511	365
	Downer EDI Ltd.	94,756	360
	Magellan Financial Group Ltd.	8,204	356
	Aurizon Holdings Ltd.	101,718	317
*	Saracen Mineral Holdings Ltd.	89,779	312
	Challenger Ltd.	64,886	273
	Charter Hall Group Class A	25,979	260
	Atlas Arteria Ltd.	50,478	239
*	NEXTDC Ltd.	26,389	217
	REA Group Ltd.	1,981	211
	JB Hi-Fi Ltd. Class A	6,057	203
	Domain Holdings Australia Ltd.	60,718	199
	nib holdings Ltd.	48,913	184
	Ansell Ltd.	6,612	181
	Metcash Ltd.	82,042	177
	Domino's Pizza Enterprises Ltd.	3,218	174
	Mineral Resources Ltd.	7,292	173
	ALS Ltd.	24,717	173
*	Qantas Airways Ltd.	42,527	167
	GDI Property Group	193,208	163
*	United Malt Grp Ltd.	49,844	162
	IDP Education Ltd.	8,893	159
	Appen Ltd.	6,885	159
	Qube Holdings Ltd.	71,968	151
	Altium Ltd.	5,624	146
	Reliance Worldwide Corp. Ltd.	46,940	143
*	Virgin Money UK plc	84,148	140
	Breville Group Ltd.	7,190	126
	Nine Entertainment Co. Holdings Ltd.	74,037	125
	Steadfast Group Ltd.	42,779	122
	Cleanaway Waste Management Ltd.	69,633	122
*	TPG Telecom Ltd.	21,539	122
	WiseTech Global Ltd.	5,158	117
*	Lynas Corp. Ltd.	40,591	113
	Eagers Automotive Ltd.	11,689	111
	IOOF Holdings Ltd.	40,515	110
	AusNet Services	78,429	107
	carsales.com Ltd.	7,141	106
*	Zip Co. Ltd.	23,366	105
*	Vocus Group Ltd.	34,146	103
	Link Administration Holdings Ltd.	28,527	103
	Shopping Centres Australasia Property Group	52,856	99
	Harvey Norman Holdings Ltd.	29,036	98
*,1	Mesoblast Ltd.	31,583	96
*	CIMIC Group Ltd.	5,063	95
*	Flight Centre Travel Group Ltd.	7,310	92
*	Corporate Travel Management Ltd.	6,060	89
	CSR Ltd.	24,170	86
	Healius Ltd.	31,342	84
	Webjet Ltd.	18,912	79
*	Champion Iron Ltd.	23,821	79
	IGO Ltd.	22,032	76
	St. Barbara Ltd.	41,818	75
	Bapcor Ltd.	14,467	75

		Shares	Market Value ($000)
	Data#3 Ltd.	17,773	75
*	West African Resources Ltd.	115,846	75
	Iluka Resources Ltd.	18,847	74
	National Storage REIT	50,824	71
	Premier Investments Ltd.	4,095	68
	ARB Corp. Ltd.	3,342	68
*	PolyNovo Ltd.	28,542	67
*	Deterra Royalties Ltd.	19,968	67
*	Megaport Ltd.	6,994	65
	Adbri Ltd.	27,646	62
	Regis Resources Ltd.	22,666	62
	Perpetual Ltd.	2,496	61
	Super Retail Group Ltd.	8,187	59
	Ramelius Resources Ltd.	47,713	59
	Costa Group Holdings Ltd.	19,375	57
	Netwealth Group Ltd.	4,523	56
	Credit Corp. Group Ltd.	3,178	55
	Elders Ltd.	7,156	55
*	Perseus Mining Ltd.	66,708	55
	Pendal Group Ltd.	10,644	55
	Monadelphous Group Ltd.	5,827	54
	Aurelia Metals Ltd.	171,354	52
	Centuria Capital Group	27,499	52
	Ingenia Communities Group	14,686	51
	Kogan.com Ltd.	4,082	49
	NRW Holdings Ltd.	24,893	48
	Codan Ltd.	6,132	48
*	Pilbara Minerals Ltd.	90,001	47
	Pro Medicus Ltd.	2,111	46
	InvoCare Ltd.	5,597	46
*	Tyro Payments Ltd.	17,724	46
	Sims Ltd.	5,432	45
*	EML Payments Ltd.	16,303	45
	AUB Group Ltd.	3,556	44
*	Gold Road Resources Ltd.	48,819	43
	Perenti Global Ltd.	44,483	43
	MyState Ltd.	11,946	43
*	Blackmores Ltd.	715	42
	oOh!media Ltd.	33,518	41
*	Bellevue Gold Ltd.	42,952	41
	Collins Foods Ltd.	5,870	40
	HUB24 Ltd.	2,547	40
	Cromwell Property Group	61,810	39
	G8 Education Ltd.	44,983	39
	Arena REIT	18,438	38
	Bingo Industries Ltd.	19,318	37
	Genworth Mortgage Insurance Australia Ltd.	18,747	36
	Aventus Group	18,495	36
	GrainCorp Ltd. Class A	10,221	33
*	Galaxy Resources Ltd.	20,534	32
	Accent Group Ltd.	19,443	31
*	Nufarm Ltd.	10,332	30
*	Nanosonics Ltd.	6,179	30
	Abacus Property Group	12,850	29
*	Orocobre Ltd.	9,541	29
*	Nearmap Ltd.	17,505	29
	Omni Bridgeway Ltd.	9,325	29
*	Resolute Mining Ltd.	48,975	28

		Shares	Market Value ($000)
*	Southern Cross Media Group Ltd.	16,719	28
	Select Harvests Ltd.	6,347	27
	Bega Cheese Ltd.	6,696	27
*	Westgold Resources Ltd.	15,645	27
	IRESS Ltd.	3,425	26
	Nickel Mines Ltd.	30,247	24
	Technology One Ltd.	3,371	23
	Lovisa Holdings Ltd.	3,042	23
*	Eclipx Group Ltd.	16,401	23
*	Paradigm Biopharmaceuticals Ltd.	10,110	22
	Clinuvel Pharmaceuticals Ltd.	1,412	21
	GUD Holdings Ltd.	2,503	21
*	Emeco Holdings Ltd.	28,238	21
	SeaLink Travel Group Ltd.	4,015	21
	Avita Therapeutics Inc.	5,014	21
	Bravura Solutions Ltd.	8,726	21
*	Mayne Pharma Group Ltd.	73,358	19
*	Starpharma Holdings Ltd.	19,552	18
	IPH Ltd.	3,562	18
	BWX Ltd.	6,210	18
	Lifestyle Communities Ltd.	2,146	18
	Sandfire Resources Ltd.	5,249	17
*	Sigma Healthcare Ltd.	41,235	17
	Humm Group Ltd.	18,121	17
	GWA Group Ltd.	7,421	16
	Platinum Asset Management Ltd.	4,754	15
*	Syrah Resources Ltd.	22,907	15
	Virtus Health Ltd.	3,825	15
	HT&E Ltd.	13,045	15
	Jupiter Mines Ltd.	74,019	15
	Hansen Technologies Ltd.	5,477	15
	Integral Diagnostics Ltd.	4,784	15
*	Village Roadshow Ltd.	6,369	14
	Vita Group Ltd.	18,632	14
	Rexon Industrial Corp. Ltd.	5,000	14
*	AMA Group Ltd.	26,433	14
*	Australian Agricultural Co. Ltd.	16,440	13
	Asaleo Care Ltd.	17,354	13
*	Superloop Ltd.	16,428	13
	Macmahon Holdings Ltd.	69,732	13
	Growthpoint Properties Australia Ltd.	4,631	12
	Infomedia Ltd.	8,559	12
	MACA Ltd.	15,474	11
*	Bubs Australia Ltd.	22,302	11
*,2	Freedom Foods Group Ltd.	4,398	10
	Mount Gibson Iron Ltd.	15,479	9
*	Dacian Gold Ltd.	28,853	7
	Service Stream Ltd.	3,335	6
*	Bega Cheese Ltd.	1,488	6
	Western Areas Ltd.	3,185	5
	McMillan Shakespeare Ltd.	588	5
*	Myer Holdings Ltd.	14,953	4
	Pact Group Holdings Ltd.	2,475	4
*,2	SpeedCast International Ltd.	2,489	—
			72,201
Austria (0.2%)
*	Erste Group Bank AG	29,219	838
*	Raiffeisen Bank International AG	25,491	486

		Shares	Market Value ($000)
	Verbund AG	3,977	280
	ANDRITZ AG	4,228	178
	Wienerberger AG	6,055	168
*,3	BAWAG Group AG	3,351	151
	CA Immobilien Anlagen AG	3,326	115
*	IMMOFINANZ AG	4,293	80
	Mayr Melnhof Karton AG	437	77
	Oesterreichische Post AG	1,401	50
*	Lenzing AG	567	49
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,829	44
	UNIQA Insurance Group AG	4,150	31
	Telekom Austria AG	3,162	23
	EVN AG	933	17
	Strabag SE	534	17
*	Porr AG	657	11
*	DO & CO AG	177	11
*	Zumtobel Group AG	1,379	10
			2,636
Belgium (0.6%)
*	KBC Group NV	20,856	1,452
	UCB SA	9,492	1,016
*	Argenx SE	3,361	963
	Ageas SA/NV	15,252	747
	Solvay SA	6,221	711
	Ackermans & van Haaren NV	3,726	542
	Groupe Bruxelles Lambert SA	5,493	535
*	KBC Ancora	10,845	450
*	Galapagos NV	3,342	409
	Proximus SADP	14,385	300
	Sofina SA	794	252
	Elia Group SA/NV	2,062	233
	Cofinimmo SA	1,360	203
	Etablissements Franz Colruyt NV Class A	3,362	200
	Aedifica SA	1,483	172
	Barco NV	4,253	92
	Euronav NV	11,403	90
	Montea C.V.A	774	90
	D'ieteren SA/NV	1,279	89
	Melexis NV	927	89
	Telenet Group Holding NV	1,974	84
	Fagron	3,571	83
	bpost SA	5,723	69
	Gimv NV	870	50
*	Ontex Group NV	3,969	49
	Shurgard Self Storage SA	1,007	43
	Xior Student Housing NV	661	39
	Befimmo SA	823	36
	Orange Belgium SA	1,695	33
	VGP NV	226	32
*	AGFA-Gevaert NV	7,505	31
	Bekaert SA	956	29
	Retail Estates NV Class A	370	27
*	Cie d'Entreprises CFE	216	19
	Econocom Group SA/NV	6,637	19
*	Kinepolis Group NV	303	13
*	Tessenderlo Group SA	292	11

		Shares	Market Value ($000)
	Wereldhave Belgium Comm VA	164	9
*	Mithra Pharmaceuticals SA	173	5
			9,316
Brazil (1.5%)
	UBS Group AG (Registered)	234,194	3,322
	Itau Unibanco Holding SA Preference Shares	293,878	1,567
	B3 SA - Brasil Bolsa Balcao	144,254	1,511
	Banco Bradesco SA Preference Shares	316,359	1,435
	Magazine Luiza SA	185,836	811
	WEG SA	51,831	712
	Itausa SA Preference Shares	315,500	623
*	Natura & Co. Holding SA	59,487	560
*	Suzano SA	49,825	525
*	Localiza Rent a Car SA	40,121	503
	Lojas Renner SA	55,320	461
	Notre Dame Intermedica Participacoes SA	31,407	402
	Itau Unibanco Holding SA	80,500	387
	Raia Drogasil SA	79,320	383
*	Banco do Brasil SA	58,604	370
*	Rumo SA	84,579	299
	Gerdau SA Preference Shares	70,600	298
*	Via Varejo SA	82,527	273
	Telefonica Brasil SA	32,400	271
	Banco Bradesco SA	66,812	270
	Equatorial Energia SA	61,300	249
	BB Seguridade Participacoes SA	43,600	232
*	Lojas Americanas SA	66,835	230
	Cia Siderurgica Nacional SA	49,034	215
	Banco Santander Brasil SA	27,432	200
*	B2W Cia Digital	14,713	193
*	Cia de Saneamento Basico do Estado de Sao Paulo	22,930	191
	CCR SA	75,658	184
*	BR Malls Participacoes SA	94,500	173
	Sul America SA	21,598	173
*	BRF SA	40,584	167
*	TIM SA	66,400	167
*	Hypera SA	27,400	164
	Klabin SA	35,100	164
	Bradespar SA Preference Shares	14,700	159
	TOTVS SA	31,741	159
	Cia Energetica de Minas Gerais	59,777	158
	Cia Brasileira de Distribuicao	11,500	149
*	Cia de Locacao das Americas	24,300	124
*	Cogna Educacao	139,430	122
*	Azul SA Preference Shares	16,463	117
	Energisa SA	13,400	116
	YDUQS Participacoes SA	17,800	110
*	Lojas Americanas SA Preference Shares	24,748	106
	Qualicorp Consultoria e Corretora de Seguros SA	16,200	100
	IRB Brasil Resseguros SA	79,707	99
*	Atacadao SA	26,100	98
	Engie Brasil Energia SA	12,300	97
*	Banco Inter SA Ordinary Shares	20,085	90
*	Light SA	19,100	83
	Transmissora Alianca de Energia Eletrica SA	13,200	82

		Shares	Market Value ($000)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,000	81
*	Marfrig Global Foods SA	29,305	80
	Alpargatas SA Preference Shares	10,500	79
	Cia Energetica de Sao Paulo Preference Shares Class B	14,400	75
	Fleury SA	15,100	75
*	Duratex SA	21,100	74
	Alupar Investimento SA	16,200	73
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	14,200	72
	Metalurgica Gerdau SA Preference Shares	37,500	72
	Cia Energetica de Minas Gerais Preference Shares	30,609	72
	CPFL Energia SA	11,500	67
*	Cia Paranaense de Energia Preference Shares	5,100	65
	Porto Seguro SA	7,300	65
	EDP - Energias do Brasil SA	17,600	61
*	Multiplan Empreendimentos Imobiliarios SA	14,300	61
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	23,600	60
	Linx SA	8,700	59
	Odontoprev SA	23,900	58
	Sao Martinho SA	11,300	55
*	Neoenergia SA	16,100	55
	MRV Engenharia e Participacoes SA	15,100	53
*	Anima Holding SA	7,700	52
	AES Tiete Energia SA	16,947	51
*	Braskem SA Preference Shares Class A	11,700	49
*	Gol Linhas Aereas Inteligentes SA Preference Shares	11,081	49
*	Omega Geracao SA	7,168	49
*	BK Brasil Operacao e Assessoria a Restaurantes SA	24,406	49
	Santos Brasil Participacoes SA	53,081	48
	Banco Pan SA Preference Shares	23,300	42
*	M Dias Branco SA	6,600	40
*	Cielo SA	59,800	40
	LOG Commercial Properties e Participacoes SA	6,167	40
	Grendene SA	25,000	39
	SLC Agricola SA	7,800	39
	Ez Tec Empreendimentos e Participacoes SA	5,100	39
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	15,700	39
	Cia de Saneamento de Minas Gerais-COPASA	13,800	38
	Iguatemi Empresa de Shopping Centers SA	5,500	37
*	Randon SA Implementos e Participacoes Preference Shares	13,200	36
*	Movida Participacoes SA	9,900	36
*	Cia de Saneamento do Parana Preference Shares	37,400	35
	Arezzo Industria e Comercio SA	2,700	35
*	Cia de Saneamento do Parana	7,500	35
	Wiz Solucoes e Corretagem de Seguros SA	21,400	35
*	Camil Alimentos SA	16,000	33
*	Grupo SBF SA	6,500	32
	Unipar Carbocloro SA Preference Shares	4,183	31
	JHSF Participacoes SA Class B	22,500	31
*	Cia Paranaense de Energia	2,500	30

		Shares	Market Value ($000)
*	SIMPAR SA	5,400	30
*	Mahle-Metal Leve SA	8,100	29
*	Tupy SA	6,700	27
*	Cia Hering	8,400	27
	Construtora Tenda SA	5,000	27
	Minerva SA	13,907	26
*	Cosan Logistica SA	8,400	26
*	Guararapes Confeccoes SA	7,800	24
	Even Construtora e Incorporadora SA	10,200	24
	Direcional Engenharia SA	10,100	24
*,3	Banco Inter SA Preference Shares	5,312	24
*	EcoRodovias Infraestrutura e Logistica SA	10,300	23
	Iochpe Maxion SA	7,700	22
	BR Properties SA	10,881	21
[3]	Ser Educacional SA	7,300	20
	Smiles Fidelidade SA	5,200	19
*	Banco Inter SA unit	1,300	18
	Instituto Hermes Pardini SA	4,200	17
	Alliar Medicos A Frente SA	7,800	16
	Marcopolo SA Preference Shares	26,100	14
			22,633
Canada (6.3%)
	Royal Bank of Canada	99,926	8,161
*	Shopify Inc. Class A (XNYS)	7,316	7,874
	Toronto-Dominion Bank	126,638	6,756
	Canadian National Railway Co.	49,141	5,146
	Bank of Nova Scotia	82,962	4,037
	Canadian Pacific Railway Ltd.	10,139	3,276
	Bank of Montreal	44,396	3,190
	Canadian Imperial Bank of Commerce	29,883	2,519
	Manulife Financial Corp.	133,452	2,274
	Nutrien Ltd.	41,488	2,048
	Waste Connections Inc.	19,022	1,977
	Alimentation Couche-Tard Inc. Class B	58,085	1,929
	Franco-Nevada Corp.	13,850	1,844
	Sun Life Financial Inc.	38,758	1,721
*	CGI Inc.	18,430	1,361
	Magna International Inc.	22,016	1,350
	National Bank of Canada	23,779	1,317
	Wheaton Precious Metals Corp.	33,273	1,284
	Fortis Inc.	31,033	1,249
	Agnico Eagle Mines Ltd.	18,103	1,186
	Rogers Communications Inc. Class B	24,638	1,162
	Intact Financial Corp.	10,350	1,158
	Restaurant Brands International Inc. (XTSE)	20,205	1,151
	Thomson Reuters Corp.	14,499	1,149
	Open Text Corp.	24,010	1,060
	Dollarama Inc.	23,525	963
	Algonquin Power & Utilities Corp.	52,888	829
	Kirkland Lake Gold Ltd.	19,683	806
[3]	Hydro One Ltd.	33,920	791
	Shaw Communications Inc. Class B	41,563	723
	Ritchie Bros Auctioneers Inc.	9,907	713
	BCE Inc.	16,440	713
	Loblaw Cos. Ltd.	14,108	697
	Canadian Apartment Properties REIT	17,644	695
	Kinross Gold Corp.	94,734	675
	First Quantum Minerals Ltd.	46,447	659

		Shares	Market Value ($000)
	Toromont Industries Ltd.	9,611	657
	Lundin Mining Corp.	79,693	637
	CAE Inc.	24,010	581
	CCL Industries Inc. Class B	13,106	578
	RioCan REIT	42,240	570
	Metro Inc.	12,396	569
	Saputo Inc.	20,317	564
	George Weston Ltd.	7,592	562
	Granite REIT	8,734	515
	Emera Inc.	12,028	499
	Gildan Activewear Inc.	17,838	466
*	Shopify Inc. Class A (XTSE)	415	453
	Finning International Inc.	21,310	435
	Empire Co. Ltd. Class A	15,744	431
	B2Gold Corp.	75,191	419
	Yamana Gold Inc.	75,782	396
	TELUS Corp.	20,493	395
*	Bausch Health Cos. Inc.	20,736	385
	Canadian Utilities Ltd. Class A	14,969	374
	H&R REIT	33,947	370
	Atco Ltd.	12,277	369
	CI Financial Corp.	27,842	365
*	SSR Mining Inc.	18,886	350
	Great-West Lifeco Inc.	14,809	344
	Choice Properties REIT	31,824	325
*	Kinaxis Inc.	2,042	308
	TMX Group Ltd.	3,096	305
*	BlackBerry Ltd.	49,796	293
	FirstService Corp.	2,129	290
	iA Financial Corp. Inc.	6,510	285
	Element Fleet Management Corp.	27,769	282
	Chartwell Retirement Residences	31,153	271
	Alamos Gold Inc. Class A	31,469	260
*	Descartes Systems Group Inc.	4,294	255
*	Canada Goose Holdings Inc.	7,182	239
*	Novagold Resources Inc.	22,760	228
	AltaGas Ltd.	15,541	223
	BRP Inc.	3,562	203
*	First Majestic Silver Corp.	19,128	199
*	Lightspeed POS Inc.	3,716	193
	Quebecor Inc. Class B	7,347	183
*	Endeavour Mining Corp.	7,569	179
	Colliers International Group Inc.	1,939	173
	Boyd Group Services Inc.	1,024	167
*	Air Canada	8,430	160
	Methanex Corp.	3,790	159
	West Fraser Timber Co. Ltd.	2,851	158
*	Ivanhoe Mines Ltd. Class A	32,802	154
	Brookfield Infrastructure Corp. Class A	2,087	141
	Centerra Gold Inc.	13,695	134
	Canadian Western Bank	5,733	133
*	IAMGOLD Corp.	38,229	129
	Primo Water Corp.	8,302	124
	First Capital REIT	10,123	121
	Cascades Inc.	10,455	118
*	Pretium Resources Inc.	10,652	117
	Innergex Renewable Energy Inc.	5,823	115
	Capital Power Corp.	4,259	109

		Shares	Market Value ($000)
	Boralex Inc. Class A	3,323	105
*	Eldorado Gold Corp.	8,820	104
	Osisko Gold Royalties Ltd.	9,083	99
*	Equinox Gold Corp.	9,507	94
	IGM Financial Inc.	3,371	89
	GFL Environmental Inc.	3,216	88
	Linamar Corp.	1,805	83
	Hudbay Minerals Inc.	12,934	82
	Norbord Inc.	2,072	78
*	Home Capital Group Inc.	3,295	75
	Genworth MI Canada Inc.	2,225	75
	SmartCentres REIT	4,040	75
	Premium Brands Holdings Corp.	959	73
	Stella-Jones Inc.	2,122	72
	Maple Leaf Foods Inc.	3,285	67
*	Torex Gold Resources Inc.	4,656	64
	Laurentian Bank of Canada	2,237	56
*	Bombardier Inc. Class B	130,941	53
	NFI Group Inc.	3,429	52
	Cominar REIT	7,440	51
	ECN Capital Corp.	9,977	46
*	OceanaGold Corp.	36,379	45
	Mullen Group Ltd.	5,514	43
	Transcontinental Inc. Class A	2,624	39
*	Canfor Corp.	2,478	36
*	Celestica Inc.	4,318	33
	Winpak Ltd.	1,013	33
	Martinrea International Inc.	2,613	29
	Boardwalk REIT	1,070	29
	Cogeco Communications Inc.	300	22
	Restaurant Brands International Inc. (XNYS)	322	18
	Artis REIT Class B	2,222	18
	Dream Office REIT	1,021	17
	First National Financial Corp.	384	11
			94,414
Chile (0.2%)
	Enel Americas SA	2,069,127	300
	Banco de Chile	2,896,128	255
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	4,959	233
	Banco Santander Chile	4,523,958	196
	Falabella SA	56,426	193
	Empresas CMPC SA	80,911	175
	Cencosud SA	87,936	152
	Sociedad Quimica y Minera de Chile SA ADR	3,183	150
	Banco de Credito e Inversiones SA	3,734	130
	Enel Chile SA	1,746,280	122
	Colbun SA	454,772	73
	Empresa Nacional de Telecomunicaciones SA	10,887	66
	Parque Arauco SA	37,544	58
*	Cia Sud Americana de Vapores SA	1,811,980	55
	Engie Energia Chile SA	44,404	54
	CAP SA	5,127	49
	Cencosud Shopping SA	29,180	48
	SMU SA	300,131	46
	SONDA SA	64,414	43
	Besalco SA	84,046	41
	Aguas Andinas SA Class A	138,009	40

		Shares	Market Value ($000)
	Itau CorpBanca Chile SA	13,509,484	39
	Ripley Corp. SA	107,037	34
	Inversiones Aguas Metropolitanas SA	43,062	33
	Plaza SA	19,338	32
	Salfacorp SA	53,808	29
	Forus SA	18,698	28
*	Latam Airlines Group SA	17,367	25
	Embotelladora Andina SA Preference Shares Class B	8,340	19
	Inversiones La Construccion SA	2,854	18
			2,736
China (12.2%)
*	Alibaba Group Holding Ltd. ADR	126,624	33,348
	Tencent Holdings Ltd.	411,900	30,027
*	Meituan	258,100	9,652
*	JD.com Inc. ADR	61,922	5,285
	China Construction Bank Corp. Class H	6,510,000	5,089
	Ping An Insurance Group Co. of China Ltd. Class H	418,500	4,922
	Industrial & Commercial Bank of China Ltd. Class H	5,548,000	3,505
*	NIO Inc. ADR	68,968	3,485
*,3	Xiaomi Corp. Class B	872,000	2,977
*	Pinduoduo Inc. ADR	20,727	2,877
*	Baidu Inc. ADR	20,573	2,859
*	Wuxi Biologics Cayman Inc.	234,237	2,319
	China Mobile Ltd.	372,500	2,222
	China Merchants Bank Co. Ltd. Class H	319,500	2,025
*	TAL Education Group ADR	27,674	1,939
	Bank of China Ltd. Class H	5,334,000	1,883
*	New Oriental Education & Technology Group Inc. ADR	10,621	1,751
	BYD Co. Ltd. Class H	63,500	1,455
	Geely Automobile Holdings Ltd.	422,900	1,170
	Longfor Group Holdings Ltd.	179,000	1,170
	China Life Insurance Co. Ltd. Class H	518,000	1,169
*	China Mengniu Dairy Co. Ltd.	230,000	1,157
	China Resources Land Ltd.	264,000	1,143
	Sunny Optical Technology Group Co. Ltd.	57,000	1,113
	ANTA Sports Products Ltd.	82,000	1,113
	Shenzhou International Group Holdings Ltd.	64,284	1,080
*	Alibaba Health Information Technology Ltd.	348,000	1,022
	ENN Energy Holdings Ltd.	76,600	1,011
	China Overseas Land & Investment Ltd.	369,500	900
	Li Ning Co. Ltd.	164,500	889
	Sino Biopharmaceutical Ltd.	854,000	857
	China Conch Venture Holdings Ltd.	180,500	855
	Country Garden Holdings Co. Ltd.	639,000	843
*	Vipshop Holdings Ltd. ADR	32,926	841
*	Semiconductor Manufacturing International Corp.	303,000	837
	Sunac China Holdings Ltd.	217,300	833
	ZTO Express Cayman Inc. ADR	27,658	781
*	Kingdee International Software Group Co. Ltd.	213,000	740
	CSPC Pharmaceutical Group Ltd.	695,280	676
	China Gas Holdings Ltd.	182,400	670
	Agricultural Bank of China Ltd. Class H	1,722,000	654
*	GDS Holdings Ltd. ADR	7,248	653

		Shares	Market Value ($000)
*	Bilibili Inc. ADR	10,362	651
	PICC Property & Casualty Co. Ltd. Class H	774,000	639
*,3	Innovent Biologics Inc.	95,000	624
	Hengan International Group Co. Ltd.	87,500	602
	Shimao Group Holdings Ltd.	154,500	576
	Anhui Conch Cement Co. Ltd. Class H	82,500	527
*	Zai Lab Ltd. ADR	4,725	523
	Xinyi Solar Holdings Ltd.	280,000	513
[3]	China Tower Corp. Ltd. Class H	3,194,000	501
	Autohome Inc. ADR	5,219	493
	China National Building Material Co. Ltd. Class H	372,000	488
	Country Garden Services Holdings Co. Ltd.	86,000	481
	Agricultural Bank of China Ltd. Class A	962,400	481
	Far East Horizon Ltd.	416,000	443
	China Pacific Insurance Group Co. Ltd. Class H	116,000	441
[3]	China Feihe Ltd.	180,000	430
	Sinopharm Group Co. Ltd. Class H	172,900	428
	China Pacific Insurance Group Co. Ltd. Class A	72,200	425
	JOYY Inc. ADR	4,646	414
	China Telecom Corp. Ltd. Class H	1,362,000	410
	China Evergrande Group	187,000	394
	China Cinda Asset Management Co. Ltd. Class H	2,009,000	391
*	Yihai International Holding Ltd.	33,000	387
	China Taiping Insurance Holdings Co. Ltd.	206,800	366
	Haier Electronics Group Co. Ltd.	75,000	358
	Ping An Insurance Group Co. of China Ltd. Class A	26,100	357
	China Vanke Co. Ltd. Class H	93,600	356
*	iQIYI Inc. ADR	15,881	355
	BYD Electronic International Co. Ltd.	71,000	351
	China Merchants Bank Co. Ltd. Class A	52,300	351
	China Unicom Hong Kong Ltd.	570,000	342
	Great Wall Motor Co. Ltd. Class A	79,900	338
	Industrial & Commercial Bank of China Ltd. Class A	416,000	336
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	156,000	323
*,3	Ping An Healthcare & Technology Co. Ltd.	26,230	321
	Guangdong Investment Ltd.	190,000	315
	CITIC Securities Co. Ltd. Class H	138,000	310
	Kingsoft Corp. Ltd.	60,000	301
	Zhongsheng Group Holdings Ltd.	39,500	297
	China Vanke Co. Ltd. Class A	59,800	279
	People's Insurance Co. Group of China Ltd. Class H	825,000	261
	China Resources Gas Group Ltd.	54,000	260
	Industrial Bank Co. Ltd. Class A	79,600	254
	CITIC Securities Co. Ltd. Class A	53,900	248
	Luxshare Precision Industry Co. Ltd. Class A	31,399	247
	China Minsheng Banking Corp. Ltd. Class A	293,300	236
	Weichai Power Co. Ltd. Class A	91,900	233
	Ping An Bank Co. Ltd. Class A	77,500	232
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	28,700	227
	Bank of Communications Co. Ltd. Class A	298,300	213
*	GSX Techedu Inc. ADR	3,258	209
	China Life Insurance Co. Ltd. Class A	32,200	207

		Shares	Market Value ($000)
	China CITIC Bank Corp. Ltd. Class A	249,700	199
	China Longyuan Power Group Corp. Ltd. Class H	233,000	197
	Haitong Securities Co. Ltd. Class A	94,300	194
*	Canadian Solar Inc.	4,484	192
	China Jinmao Holdings Group Ltd.	366,000	189
	Huatai Securities Co. Ltd. Class A	63,800	187
	LONGi Green Energy Technology Co. Ltd. Class A	17,800	186
	Momo Inc. ADR	12,659	182
	Fuyao Glass Industry Group Co. Ltd. Class A	29,700	181
*,3	3SBio Inc.	180,500	179
*	JinkoSolar Holding Co. Ltd. ADR	2,545	176
	Huangshan Tourism Development Co. Ltd. Class B	247,850	176
[3]	WuXi AppTec Co. Ltd. Class H	11,780	176
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	54,900	173
	Muyuan Foods Co. Ltd. Class A	14,380	168
	Dongfeng Motor Group Co. Ltd. Class H	162,000	167
*	Daqo New Energy Corp. ADR	3,890	167
[3]	China Resources Pharmaceutical Group Ltd.	305,000	165
	Shanghai Pudong Development Bank Co. Ltd. Class A	107,300	164
	Brilliance China Automotive Holdings Ltd.	180,000	160
	Bank of China Ltd. Class A	318,600	160
	Great Wall Motor Co. Ltd. Class H	78,500	159
	China Yangtze Power Co. Ltd. Class A	51,000	156
*	China Biologic Products Holdings Inc.	1,286	153
	China Resources Cement Holdings Ltd.	122,000	152
	Anhui Conch Cement Co. Ltd. Class A	17,700	152
	China Construction Bank Corp. Class A	139,600	152
	Kingboard Holdings Ltd.	39,500	151
	Bank of Communications Co. Ltd. Class H	272,000	150
	Wanhua Chemical Group Co. Ltd. Class A	12,200	150
*	Baozun Inc. ADR	3,999	149
*	21Vianet Group Inc. ADR	5,261	149
*	Weibo Corp. ADR	3,450	146
	GF Securities Co. Ltd. Class A	55,900	144
	China Hongqiao Group Ltd.	164,000	143
*	Chinasoft International Ltd.	132,000	140
	BYD Co. Ltd. Class A	5,400	140
*,3	Hua Hong Semiconductor Ltd.	28,000	139
	Guangzhou Automobile Group Co. Ltd. Class H	128,000	138
	China Everbright Bank Co. Ltd. Class A	204,600	135
	Nine Dragons Paper Holdings Ltd.	101,000	133
	CRRC Corp. Ltd. Class A	153,800	132
	Huaneng Power International Inc. Class A	166,500	130
	China Meidong Auto Holdings Ltd.	30,000	130
	TravelSky Technology Ltd. Class H	57,000	129
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	22,500	129
[3]	Yadea Group Holdings Ltd.	70,000	127
*	Beijing Enterprises Water Group Ltd.	310,000	126
	Contemporary Amperex Technology Co. Ltd. Class A	3,400	124
[3]	Topsports International Holdings Ltd.	83,000	123
	ZTE Corp. Class H	47,000	121
	WuXi AppTec Co. Ltd. Class A	7,620	119
*	China Merchants Securities Co. Ltd. Class A	35,620	119

		Shares	Market Value ($000)
*	COSCO SHIPPING Holdings Co. Ltd. Class A	76,900	116
	Hopson Development Holdings Ltd.	44,000	115
	SAIC Motor Corp. Ltd. Class A	28,600	115
*	JD.com Inc. Class A	2,686	115
	Guangzhou Automobile Group Co. Ltd. Class A	54,500	113
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	23,400	113
*,3	China Literature Ltd.	14,800	112
	China Minsheng Banking Corp. Ltd. Class H	202,000	111
	BOE Technology Group Co. Ltd. Class A	132,600	109
	Weichai Power Co. Ltd. Class H	53,000	108
	Kingboard Laminates Holdings Ltd.	66,500	107
*	Alibaba Pictures Group Ltd.	800,000	107
	China Railway Tielong Container Logistics Co. Ltd. Class A	131,600	107
	China Yongda Automobiles Services Holdings Ltd.	61,500	105
	Pharmaron Beijing Co. Ltd. Class A	7,287	104
[3]	China Merchants Securities Co. Ltd. Class H	75,660	103
*	Tongcheng-Elong Holdings Ltd.	54,000	101
*	360 DigiTech Inc. ADR	8,026	100
	China Everbright Environment Group Ltd.	178,000	98
	ZTE Corp. Class A	18,700	98
	Tianneng Power International Ltd.	46,000	97
*,3	CanSino Biologics Inc. Class H	4,400	97
	Agile Group Holdings Ltd.	66,000	95
	KWG Group Holdings Ltd.	69,000	94
	Henan Shuanghui Investment & Development Co. Ltd. Class A	13,400	94
	Tongwei Co. Ltd. Class A	20,100	94
	Sinotruk Hong Kong Ltd.	37,500	93
	Haitian International Holdings Ltd.	34,000	92
	Hangzhou Steam Turbine Co. Ltd. Class B	80,600	92
	Guotai Junan Securities Co. Ltd. Class A	30,100	86
*	Seazen Group Ltd.	97,360	86
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	57,700	85
	Hebei Construction Group Corp. Ltd. Class H	30,000	85
*	GCL-Poly Energy Holdings Ltd.	828,000	84
	China Merchants Port Holdings Co. Ltd.	70,000	83
	Ganfeng Lithium Co. Ltd. Class A	7,000	83
*	COSCO SHIPPING Holdings Co. Ltd. Class H	88,000	82
*	GOME Retail Holdings Ltd. Class A	686,000	81
	China Medical System Holdings Ltd.	79,000	81
	China Galaxy Securities Co. Ltd. Class H	124,000	80
	China CITIC Bank Corp. Ltd. Class H	183,000	79
	GoerTek Inc. Class A	13,400	77
	Rongan Property Co. Ltd. Class A	155,400	77
	Bosideng International Holdings Ltd.	174,000	76
*	HUYA Inc. ADR	3,668	76
	Wingtech Technology Co. Ltd. Class A	4,700	75
	Greentown China Holdings Ltd.	51,500	74
	Shenwan Hongyuan Group Co. Ltd. Class A	90,200	74
	Ever Sunshine Lifestyle Services Group Ltd.	42,000	74
	Zhaojin Mining Industry Co. Ltd. Class H	56,500	73
	China Molybdenum Co. Ltd. Class A	104,300	73
*	China Southern Airlines Co. Ltd. Class A	75,900	73
	Logan Group Co. Ltd.	43,000	72
	Sungrow Power Supply Co. Ltd. Class A	9,900	72

		Shares	Market Value ($000)
	Citic Pacific Special Steel Group Co. Ltd. Class A	22,400	72
[3]	Dali Foods Group Co. Ltd.	114,000	71
*	Tianli Education International Holdings Ltd.	71,000	71
	Shanghai International Airport Co. Ltd. Class A	5,877	70
	Jiangxi Copper Co. Ltd. Class A	21,000	70
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	22,600	69
[3]	Shandong Gold Mining Co. Ltd. Class H	30,600	69
	Shenzhen International Holdings Ltd.	41,000	68
	Powerlong Real Estate Holdings Ltd.	94,000	68
	Shaanxi International Trust Co. Ltd. Class A	118,700	68
	Qinhuangdao Port Co. Ltd. Class A	162,100	68
	China State Construction International Holdings Ltd.	102,000	67
[3]	China Huarong Asset Management Co. Ltd. Class H	588,000	67
*,3	Koolearn Technology Holding Ltd.	16,500	67
*	Genscript Biotech Corp.	46,000	66
	Bank of Shanghai Co. Ltd. Class A	53,800	66
	Dashang Co. Ltd. Class A	18,500	66
	China Galaxy Securities Co. Ltd. Class A	33,800	66
	COSCO SHIPPING Ports Ltd.	98,000	65
	Digital China Holdings Ltd.	83,000	65
	CSC Financial Co. Ltd. Class A	9,800	65
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	61,400	64
[3]	Hope Education Group Co. Ltd.	222,000	64
	China Everbright Ltd.	44,000	63
	China Communications Services Corp. Ltd. Class H	118,000	63
	China Traditional Chinese Medicine Holdings Co. Ltd.	132,000	62
[3]	Luye Pharma Group Ltd.	107,000	62
	Beijing Capital International Airport Co. Ltd. Class H	82,000	61
	Air China Ltd. Class A	50,600	61
	Yangzijiang Shipbuilding Holdings Ltd.	92,600	60
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	2,900	60
	China Aoyuan Group Ltd.	58,000	60
	Xinyi Energy Holdings Ltd.	104,000	60
	Bank of Chongqing Co. Ltd. Class H	95,000	59
	Shenzhen Investment Ltd.	158,000	58
	New Hope Liuhe Co. Ltd. Class A	14,700	58
	Huaxia Bank Co. Ltd. Class A	58,800	58
	China United Network Communications Ltd. Class A	77,600	58
*	Kaisa Group Holdings Ltd.	108,000	57
	Sinotrans Ltd. Class A	78,400	57
	Everbright Securities Co. Ltd. Class A	19,400	57
	Beijing North Star Co. Ltd. Class A	148,800	56
	Shandong Nanshan Aluminum Co. Ltd. Class A	128,400	56
[3]	China Yuhua Education Corp. Ltd.	58,000	55
	Haitong Securities Co. Ltd. Class H	62,800	54
	Chongqing Rural Commercial Bank Co. Ltd. Class H	125,000	54
	Shenzhen Airport Co. Ltd. Class A	39,900	54
	Times China Holdings Ltd.	37,000	54

		Shares	Market Value ($000)
*,3	Zhou Hei Ya International Holdings Co. Ltd.	59,000	54
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	216,900	53
*	Noah Holdings Ltd. ADR	1,795	53
	Shanxi Securities Co. Ltd. Class A	43,300	53
	Fu Shou Yuan International Group Ltd.	53,000	53
	Huayu Automotive Systems Co. Ltd. Class A	11,200	53
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	30,200	53
	Jinduicheng Molybdenum Co. Ltd. Class A	57,200	53
*	Chongqing Changan Automobile Co. Ltd. Class A	13,700	53
	Southwest Securities Co. Ltd. Class A	65,200	53
	Yunnan Baiyao Group Co. Ltd. Class A	3,600	52
	Shanghai AJ Group Co. Ltd. Class A	41,100	52
*	Sohu.com Ltd. ADR	2,768	51
*	Chongqing Changan Automobile Co. Ltd. Class B	44,400	50
	NAURA Technology Group Co. Ltd. Class A	1,904	50
	Jiangsu Expressway Co. Ltd. Class A	33,900	50
	Sinoma International Engineering Co. Class A	46,000	50
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	16,700	50
	Jiangxi Copper Co. Ltd. Class H	30,000	49
	Orient Securities Co. Ltd. Class A	27,500	49
*	LexinFintech Holdings Ltd. ADR	6,495	49
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	9,150	48
[3]	BAIC Motor Corp. Ltd. Class H	124,500	47
	Yuexiu Property Co. Ltd.	228,000	47
*	Ausnutria Dairy Corp. Ltd.	35,000	47
	China South Publishing & Media Group Co. Ltd. Class A	28,800	47
*	Lifetech Scientific Corp.	108,000	47
[3]	Ganfeng Lithium Co. Ltd. Class H	5,400	47
	Tiangong International Co. Ltd.	106,000	46
	Guangdong Haid Group Co. Ltd. Class A	5,400	46
	Zhejiang Hailiang Co. Ltd. Class A	35,700	46
	China Overseas Property Holdings Ltd.	70,000	46
	China Power International Development Ltd.	225,000	45
	Yuzhou Group Holdings Co. Ltd.	113,000	45
[3]	CSC Financial Co. Ltd. Class H	33,000	45
	Bank of Zhengzhou Co. Ltd. Class A	78,210	45
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	45
	Dalian Port PDA Co. Ltd. Class A	149,600	45
	China Eastern Airlines Corp. Ltd. Class A	59,400	45
	SSY Group Ltd.	72,000	44
	TCL Technology Group Corp. Class A	41,200	44
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	23,100	44
	Zhejiang Expressway Co. Ltd. Class H	60,000	43
	Sichuan Expressway Co. Ltd. Class H	184,000	43
	China Oriental Group Co. Ltd.	144,000	43
	Shandong Chenming Paper Holdings Ltd. Class B	112,800	43
	Changjiang Securities Co. Ltd. Class A	31,900	43
*,3	China Logistics Property Holdings Co. Ltd.	83,000	43
*	Alibaba Group Holding Ltd.	1,300	43

		Shares	Market Value ($000)
	Anhui Expressway Co. Ltd. Class H	74,000	42
	China Education Group Holdings Ltd.	21,000	42
	Western Securities Co. Ltd. Class A	27,900	41
	Air China Ltd. Class H	50,000	40
	Hengli Petrochemical Co. Ltd. Class A	10,000	40
	Anhui Expressway Co. Ltd. Class A	43,500	40
	COFCO Joycome Foods Ltd.	119,000	40
	Central China Securities Co. Ltd. Class A	48,600	40
	Shoucheng Holdings Ltd.	123,600	40
*	New Oriental Education & Technology Group Inc.	245	40
[3]	Huatai Securities Co. Ltd. Class H	25,200	39
*	Shang Gong Group Co. Ltd. Class B	108,322	39
	Shanghai Jin Jiang Capital Co. Ltd. Class H	238,000	39
	Greentown Service Group Co. Ltd.	34,000	39
	Livzon Pharmaceutical Group Inc. Class A	6,100	39
[3]	China New Higher Education Group Ltd.	62,000	39
	China Tian Lun Gas Holdings Ltd.	44,000	38
	Shandong Gold Mining Co. Ltd. Class A	10,360	38
	Shenzhen Expressway Co. Ltd. Class A	27,700	38
	China Molybdenum Co. Ltd. Class H	78,000	37
	NetDragon Websoft Holdings Ltd.	17,000	37
	Sealand Securities Co. Ltd. Class A	44,000	37
	Health & Happiness H&H International Holdings Ltd.	9,000	37
	Concord New Energy Group Ltd.	680,000	37
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,800	37
	China Water Affairs Group Ltd.	46,000	36
	Xingda International Holdings Ltd.	149,000	36
	China Dongxiang Group Co. Ltd.	308,000	36
	Suning.com Co. Ltd. Class A	25,800	36
	China Everbright Bank Co. Ltd. Class H	91,000	35
	Lonking Holdings Ltd.	121,000	35
	Greatview Aseptic Packaging Co. Ltd. Class A	69,000	35
	Lomon Billions Group Co. Ltd. Class A	7,200	35
	Hisense Home Appliances Group Co. Ltd. Class A	15,500	35
	Shenzhen Gas Corp. Ltd. Class A	30,200	35
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	27,000	35
[3]	AK Medical Holdings Ltd.	22,000	35
*	ZTO Express Cayman Inc.	1,222	35
	Dongyue Group Ltd.	66,000	34
	Sany Heavy Equipment International Holdings Co. Ltd.	57,000	33
	China Maple Leaf Educational Systems Ltd.	112,000	33
[3]	Genertec Universal Medical Group Co. Ltd.	43,500	33
	China Reinsurance Group Corp. Class H	315,000	33
	Cinda Real Estate Co. Ltd. Class A	47,600	33
	SG Micro Corp. Class A	700	33
	China Suntien Green Energy Corp. Ltd. Class H	122,000	32
*	Fantasia Holdings Group Co. Ltd.	163,500	32
	Angang Steel Co. Ltd. Class A	67,400	32
	SooChow Securities Co. Ltd. Class A	20,800	32
	Sichuan Expressway Co. Ltd. Class A	62,500	32
	Zhejiang Dingli Machinery Co. Ltd. Class A	2,000	32
	GF Securities Co. Ltd. Class H	22,600	31

		Shares	Market Value ($000)
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	28,200	31
	Shengyi Technology Co. Ltd. Class A	7,200	31
	Grandjoy Holdings Group Co. Ltd. Class A	42,900	31
*	Skyworth Group Ltd.	111,111	30
	Yuexiu Transport Infrastructure Ltd.	48,000	30
	China Overseas Grand Oceans Group Ltd.	51,000	30
	Industrial Securities Co. Ltd. Class A	21,600	30
	Guangshen Railway Co. Ltd. Class A	83,800	30
	Guangxi Liugong Machinery Co. Ltd. Class A	25,800	30
	CNHTC Jinan Truck Co. Ltd. Class A	5,800	30
	Fanhua Inc. ADR	2,063	29
	Xtep International Holdings Ltd.	67,500	29
	PAX Global Technology Ltd.	46,000	29
	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	55,700	29
	Yonghui Superstores Co. Ltd. Class A	24,400	29
	China Resources Medical Holdings Co. Ltd.	38,500	29
*	TCL Electronics Holdings Ltd.	35,000	28
	Comba Telecom Systems Holdings Ltd.	84,000	28
	Qingling Motors Co. Ltd. Class H	144,000	28
	China Fangda Group Co. Ltd. Class B	71,800	28
	Zhejiang Dahua Technology Co. Ltd. Class A	8,900	28
	Beijing Tiantan Biological Products Corp. Ltd. Class A	4,580	28
	China International Marine Containers Group Co. Ltd. Class A	12,600	28
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	75,200	28
	Huaneng Power International Inc. Class H	68,000	27
*	SOHO China Ltd.	86,500	27
	China Lilang Ltd.	39,000	27
[3]	Qingdao Port International Co. Ltd. Class H	43,000	27
*	So-Young International Inc. ADR	2,153	27
*	KWG Living Group Holdings Ltd.	34,500	27
*	BEST Inc. ADR	9,006	26
*	Shandong Airlines Co. Ltd. Class B	33,400	26
	Shenzhen Expressway Co. Ltd. Class H	26,000	26
	SDIC Capital Co. Ltd. Class A	11,700	26
*,3	CStone Pharmaceuticals	21,500	26
	China SCE Group Holdings Ltd.	56,000	26
*	Tongdao Liepin Group	10,200	26
	China Eastern Airlines Corp. Ltd. Class H	56,000	25
	Sinopec Engineering Group Co. Ltd. Class H	55,500	25
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	13,100	25
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	5,200	25
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	18,800	25
	Tianjin Port Development Holdings Ltd.	316,000	24
	Oceanwide Holdings Co. Ltd. Class A	40,600	24
	China Jushi Co. Ltd. Class A	9,400	24
	China Harmony Auto Holding Ltd.	44,000	24
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	16,000	24
	China Merchants Energy Shipping Co. Ltd. Class A	26,700	24
	Beijing Shiji Information Technology Co. Ltd. Class A	4,500	23

		Shares	Market Value ($000)
	Wisdom Education International Holdings Co. Ltd.	48,000	23
*,3	Yixin Group Ltd.	93,500	23
	Anhui Xinhua Media Co. Ltd. Class A	28,500	23
	JNBY Design Ltd.	20,500	23
	Red Star Macalline Group Corp. Ltd. Class A	16,280	23
	INESA Intelligent Tech Inc. Class B	50,600	22
	CPMC Holdings Ltd.	49,000	22
	Beijing Jingneng Clean Energy Co. Ltd. Class H	66,000	22
	Greenland Hong Kong Holdings Ltd.	70,000	22
	Xiamen Tungsten Co. Ltd. Class A	9,600	22
	Nanjing Iron & Steel Co. Ltd. Class A	44,500	22
	Shanghai Environment Group Co. Ltd. Class A	12,500	22
*	China Southern Airlines Co. Ltd. Class H	34,000	21
*	Sogou Inc. ADR	2,400	21
*	Hi Sun Technology China Ltd.	183,000	21
	West China Cement Ltd.	132,000	21
	Chaowei Power Holdings Ltd.	51,000	21
	Centre Testing International Group Co. Ltd. Class A	5,800	21
	Iflytek Co. Ltd. Class A	3,700	21
	Hunan Valin Steel Co. Ltd. Class A	25,300	21
	Consun Pharmaceutical Group Ltd.	54,000	21
	BBMG Corp. Class A	45,100	21
*	Grand Baoxin Auto Group Ltd.	162,000	21
*	Qutoutiao Inc. ADR	7,413	21
	Chongqing Dima Industry Co. Ltd. Class A	47,200	21
	Sihuan Pharmaceutical Holdings Group Ltd.	173,000	20
	China BlueChemical Ltd. Class H	116,000	20
[3]	Guotai Junan Securities Co. Ltd. Class A	13,800	20
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	9,000	20
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,200	20
[3]	China Railway Signal & Communication Corp. Ltd. Class H	55,000	20
	China Aluminum International Engineering Corp. Ltd. Class A	33,900	20
*	First Tractor Co. Ltd. Class H	48,000	19
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	43,500	19
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	19
	Zheshang Securities Co. Ltd. Class A	7,400	19
	China Merchants Land Ltd.	124,000	19
*	Colour Life Services Group Co. Ltd.	39,000	19
	Gemdale Corp. Class A	8,100	19
	Tianshui Huatian Technology Co. Ltd. Class A	8,000	19
	Sailun Group Co. Ltd. Class A	21,800	19
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	7,250	19
*	Baozun Inc. Class A	1,493	19
*	China Resources Land Ltd. Rights Exp. 12/31/2021	2,030	19
	Jiangsu Expressway Co. Ltd. Class H	16,000	18
	Jiayuan International Group Ltd.	46,000	18
	Wasion Holdings Ltd.	64,000	18
*	Fufeng Group Ltd.	46,000	18
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	9,000	18
	Q Technology Group Co. Ltd.	14,000	18
	YTO Express Group Co. Ltd. Class A	9,300	18

		Shares	Market Value ($000)
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	5,590	18
*	Yunnan Tin Co. Ltd. Class A	10,200	17
	Chengdu Xingrong Environment Co. Ltd. Class A	22,200	17
*	Tianqi Lithium Corp. Class A	4,000	17
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	4,400	17
	DHC Software Co. Ltd. Class A	12,000	17
	Guosen Securities Co. Ltd. Class A	8,300	17
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	2,100	17
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,300	17
*	Inspur International Ltd.	70,000	17
	Baoshan Iron & Steel Co. Ltd. Class A	17,900	17
	China National Medicines Corp. Ltd. Class A	2,500	17
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	25,900	17
	Winning Health Technology Group Co. Ltd. Class A	7,150	17
*	CCOOP Group Co. Ltd. Class A	32,900	17
	Sino-Ocean Group Holding Ltd.	78,000	16
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	16,700	16
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	9,800	16
[3]	Orient Securities Co. Ltd. Class H	22,400	16
*	Siasun Robot & Automation Co. Ltd. Class A	7,600	16
	Shandong Sinocera Functional Material Co. Ltd. Class A	2,800	16
	Zhenro Properties Group Ltd.	26,000	16
*	Estun Automation Co. Ltd. Class A	4,300	16
*	CAR Inc.	32,000	16
	Central China Real Estate Ltd.	29,000	16
	Shanghai RAAS Blood Products Co. Ltd. Class A	12,500	16
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	6,000	15
	Sinotrans Ltd. Class H	41,000	15
	Asia Cement China Holdings Corp.	15,000	15
*	China Modern Dairy Holdings Ltd.	88,000	15
	China South City Holdings Ltd. Class A	134,000	15
	China Machinery Engineering Corp. Class H	73,000	15
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	9,000	15
	Rainbow Digital Commercial Co. Ltd. Class A	11,200	15
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	2,400	15
	Shanghai Jahwa United Co. Ltd. Class A	2,700	15
*	CGN New Energy Holdings Co. Ltd.	102,000	15
[3]	Redco Properties Group Ltd.	34,000	15
*	Beijing Enterprises Clean Energy Group Ltd.	2,000,000	15
*	TongFu Microelectronics Co. Ltd. Class A	3,800	15
	Ovctek China Inc. Class A	1,500	15
	Bank of Xi'an Co. Ltd. Class A	17,900	15
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,300	14
	Laobaixing Pharmacy Chain JSC Class A	1,260	14
	Weihai Guangwei Composites Co. Ltd. Class A	1,300	14
	Avary Holding Shenzhen Co. Ltd. Class A	1,700	14

		Shares	Market Value ($000)
	Chongqing Rural Commercial Bank Co. Ltd. Class A	20,400	14
	Gansu Shangfeng Cement Co. Ltd. Class A	4,100	14
	Proya Cosmetics Co. Ltd. Class A	600	14
*	Fullshare Holdings Ltd.	685,000	13
	Tong Ren Tang Technologies Co. Ltd. Class H	19,000	13
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	22,000	13
	Apeloa Pharmaceutical Co. Ltd. Class A	4,000	13
	Heilongjiang Agriculture Co. Ltd. Class A	4,800	13
*	Jointown Pharmaceutical Group Co. Ltd. Class A	5,000	13
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	5,900	13
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	2,200	13
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	2,200	13
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	3,800	13
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	22,700	13
[3]	Pharmaron Beijing Co. Ltd. Class H	1,100	13
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	10,800	12
*	CITIC Guoan Information Industry Co. Ltd. Class A	28,700	12
	STO Express Co. Ltd. Class A	6,300	12
*	Beijing Easpring Material Technology Co. Ltd. Class A	1,800	12
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	2,100	12
	Chongqing Water Group Co. Ltd. Class A	14,300	12
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	3,100	12
	Wuxi Taiji Industry Co. Ltd. Class A	7,600	12
	Accelink Technologies Co. Ltd. Class A	2,600	12
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	5,700	12
	Yifan Pharmaceutical Co. Ltd. Class A	3,800	12
	Chacha Food Co. Ltd. Class A	1,500	12
	Xiamen Kingdomway Group Co. Class A	2,400	12
	MLS Co. Ltd. Class A	5,400	12
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	7,700	12
	Huaibei Mining Holdings Co. Ltd. Class A	6,800	12
	Anhui Genuine New Materials Co. Ltd. Class A	2,000	12
	Eastern Communications Co. Ltd. Class B	24,000	11
*	Sinofert Holdings Ltd.	114,000	11
	Guizhou Space Appliance Co. Ltd. Class A	1,400	11
	Yango Group Co. Ltd. Class A	10,200	11
	OFILM Group Co. Ltd. Class A	4,800	11
*	GCL System Integration Technology Co. Ltd. Class A	17,900	11
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	1,200	11
	Oriental Pearl Group Co. Ltd. Class A	7,400	11
[3]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	8,800	11
*	Ronshine China Holdings Ltd.	14,000	11
	Xinjiang Tianshan Cement Co. Ltd. Class A	4,500	11
	Tianfeng Securities Co. Ltd. Class A	12,400	11

		Shares	Market Value ($000)
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	21,800	11
	Sichuan Languang Development Co. Ltd. Class A	14,000	11
	China Merchants Property Operation & Service Co. Ltd. Class A	3,000	11
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	9,900	11
	Sieyuan Electric Co. Ltd. Class A	2,800	10
	WUS Printed Circuit Kunshan Co. Ltd. Class A	3,400	10
*	Visionox Technology Inc. Class A	5,000	10
	Anhui Jinhe Industrial Co. Ltd. Class A	2,000	10
	C&S Paper Co. Ltd. Class A	3,200	10
*	Central China Securities Co. Ltd. Class H	48,000	10
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,100	10
*	Chongqing Iron & Steel Co. Ltd. Class A	44,000	10
	Wuhu Token Science Co. Ltd. Class A	6,400	10
	Shenzhen Kaifa Technology Co. Ltd. Class A	3,300	10
	Taiji Computer Corp. Ltd. Class A	2,400	10
	Maccura Biotechnology Co. Ltd. Class A	1,500	10
	Huabao Flavours & Fragrances Co. Ltd. Class A	1,200	10
	Gansu Qilianshan Cement Group Co. Ltd. Class A	4,300	10
*	Zhongtian Financial Group Co. Ltd. Class A	20,400	10
*,3	Sunac Services Holdings Ltd.	6,734	10
	Beijing North Star Co. Ltd. Class H	44,000	9
*	Qudian Inc. ADR	7,035	9
	China High Speed Transmission Equipment Group Co. Ltd.	13,000	9
	Unisplendour Corp. Ltd. Class A	2,660	9
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	3,500	9
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	8,800	9
	Inspur Electronic Information Industry Co. Ltd. Class A	2,100	9
	Beijing Originwater Technology Co. Ltd. Class A	7,200	9
*	Topsec Technologies Group Inc. Class A	2,900	9
	Zhongjin Gold Corp. Ltd. Class A	6,300	9
*,3	Ascletis Pharma Inc.	26,000	9
	Jiangxi Wannianqing Cement Co. Ltd. Class A	4,200	9
*	Shanghai Runda Medical Technology Co. Ltd. Class A	4,900	9
	Shandong Minhe Animal Husbandry Co. Ltd. Class A	3,300	9
	Shanghai Industrial Urban Development Group Ltd.	80,000	8
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	14,000	8
	Beijing Capital Land Ltd. Class H	46,000	8
[3]	China Everbright Greentech Ltd.	19,000	8
	Shanghai Industrial Development Co. Ltd. Class A	10,300	8
*	Focused Photonics Hangzhou Inc. Class A	4,000	8
	Guangzhou Wondfo Biotech Co. Ltd. Class A	800	8
	Hengtong Optic-electric Co. Ltd. Class A	3,600	8
	Beijing Watertek Information Technology Co. Ltd. Class A	9,800	8
*	GDS Holdings Ltd. Class A	709	8
	China Shineway Pharmaceutical Group Ltd.	10,000	7

		Shares	Market Value ($000)
*	China Zhongwang Holdings Ltd.	31,200	7
	Lianhe Chemical Technology Co. Ltd. Class A	2,200	7
*,2	China ZhengTong Auto Services Holdings Ltd.	41,000	6
	Yunda Holding Co. Ltd. Class A	2,400	6
	Guorui Properties Ltd.	47,000	6
*	Guocheng Mining Co. Ltd. Class A	3,300	5
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	2,200	4
*,3	Shimao Services Holdings Ltd.	2,352	4
*,2	Legend Holdings Corp. Rights Exp. 12/31/2020	207	—
*	Sino-Ocean Group Holding Ltd. Rights Exp. 12/31/2049	312	—
*,2	Jiayuan International Group Ltd. Rights Exp. 12/31/2021	560	—
			184,026
Colombia (0.1%)
	Bancolombia SA Preference Shares	40,940	317
	Interconexion Electrica SA ESP	28,312	179
	Grupo Energia Bogota SA ESP	169,160	120
	Grupo Aval Acciones y Valores SA Preference Shares	317,026	92
	Bancolombia SA	10,328	79
	Banco Davivienda SA Preference Shares	9,680	76
	Grupo de Inversiones Suramericana SA	10,779	64
*	Corp. Financiera Colombiana SA	6,390	52
	Grupo de Inversiones Suramericana SA Preference Shares	7,835	39
			1,018
Czech Republic (0.0%)
*	Komercni banka A/S	17,541	467
*,3	Moneta Money Bank A/S	15,973	48
			515
Denmark (1.5%)
	Novo Nordisk A/S Class B	113,698	7,620
	Vestas Wind Systems A/S	15,483	3,156
	DSV PANALPINA A/S	14,944	2,353
*	Genmab A/S	4,737	1,822
	Coloplast A/S Class B	10,137	1,515
	Novozymes A/S Class B	17,877	1,021
	GN Store Nord A/S	12,404	1,010
*	Chr Hansen Holding A/S	8,256	802
	Pandora A/S	7,781	780
	Ambu A/S Class B	14,071	471
*	ISS A/S	18,462	337
	Tryg A/S	10,240	297
	SimCorp A/S	2,084	273
*	Demant A/S	5,526	209
*,3	Netcompany Group A/S	1,891	176
	Ringkjoebing Landbobank A/S	1,431	124
*	ALK-Abello A/S	333	118
*	Bavarian Nordic A/S	3,315	99
*	Jyske Bank A/S (Registered)	2,593	97
	Topdanmark A/S	2,274	96
*	Zealand Pharma A/S	2,365	91
	ROCKWOOL International A/S Class B	228	83
*	Sydbank A/S	3,162	65
*	NKT A/S	1,616	60

		Shares	Market Value ($000)
	H Lundbeck A/S	1,927	59
	Schouw & Co. A/S	372	36
*	Nilfisk Holding A/S	1,682	36
*	Spar Nord Bank A/S	3,305	32
*	Alm Brand A/S	2,398	28
*	NKT A/S Rights Exp. 12/08/2020	1,616	10
	D/S Norden A/S	511	9
			22,885
Egypt (0.1%)
	Commercial International Bank Egypt SAE	94,661	373
	Six of October Development & Investment	72,335	67
*	Egyptian Financial Group-Hermes Holding Co.	49,292	43
	Medinet Nasr Housing	177,880	43
	Heliopolis Housing	77,079	34
*	Palm Hills Developments SAE	300,010	27
	Oriental Weavers	46,027	21
*	Pioneers Holding for Financial Investments SAE	49,653	13
	Telecom Egypt Co.	14,362	12
			633
Finland (0.8%)
	Kone OYJ Class B	27,146	2,276
*	Nordea Bank Abp	244,421	2,072
*	Nokia OYJ	397,113	1,584
	Sampo OYJ Class A	34,861	1,498
	Stora Enso OYJ	51,794	874
	Elisa OYJ	14,770	793
	Kesko OYJ Class B	26,489	693
	Nokian Renkaat OYJ	13,882	487
	Wartsila OYJ Abp	42,983	404
	Orion OYJ Class B	6,579	309
	Huhtamaki OYJ	5,233	262
	Kojamo OYJ	12,480	260
	Valmet OYJ	7,367	186
	TietoEVRY OYJ	4,791	152
	Cargotec OYJ Class B	3,317	132
	Uponor OYJ	2,337	48
	Sanoma OYJ	3,043	44
	Ahlstrom-Munksjo OYJ	1,768	38
	Metsa Board OYJ	3,789	34
	Kemira OYJ	2,307	33
*	F-Secure OYJ Class A	6,729	33
	YIT OYJ	3,951	23
*	Finnair OYJ	21,568	16
	Raisio OYJ	4,240	16
	Oriola OYJ Class B	4,424	10
			12,277
France (4.5%)
	Sanofi	76,381	7,699
	L'Oreal SA	12,000	4,417
*	BNP Paribas SA	75,611	3,849
	Kering SA	5,116	3,694
	AXA SA	131,858	3,083
*	EssilorLuxottica SA	20,431	2,953
	Danone SA	41,681	2,688
	Hermes International	2,057	2,001
	STMicroelectronics NV	48,496	1,910
	Vivendi SA	60,760	1,822

		Shares	Market Value ($000)
	Legrand SA	21,495	1,820
*	L'Oreal SA (Registered)	4,639	1,708
[1]	Orange SA	130,383	1,650
	Cie Generale des Etablissements Michelin SCA	13,181	1,640
*,3	Worldline SA	17,632	1,633
	Teleperformance	4,593	1,527
	Edenred	20,706	1,183
*	Societe Generale SA	52,214	1,035
*	Peugeot SA	41,693	978
	Veolia Environnement SA	41,718	957
*	Credit Agricole SA	80,176	925
*	Alstom SA	16,615	896
*	Getlink SE	49,735	824
	Arkema SA	7,059	822
	Carrefour SA	49,994	818
*	Eurofins Scientific SE	9,810	802
	Gecina SA	4,990	759
	Valeo SA	19,216	741
	Publicis Groupe SA	16,083	725
	Suez SA	31,637	605
	Sartorius Stedim Biotech	1,624	586
*	Ubisoft Entertainment SA	6,101	579
*	Orpea SA Class A	4,492	561
[3]	Euronext NV	5,249	559
*	SCOR SE	14,608	497
*	Renault SA	12,394	492
	Wendel SE	4,192	474
	BioMerieux	2,915	419
*	Rexel SA	27,519	372
	Klepierre SA	16,057	355
	Covivio	4,352	355
*	Eurazeo SE	5,393	332
	Aeroports de Paris	2,539	319
	SEB SA	1,727	306
	SES SA FDR	32,775	296
	Ipsen SA	3,083	296
*	SODEXO	3,434	283
*	Faurecia SE	5,673	281
	Sodexo SA	3,075	254
*,3	Amundi SA	3,111	247
*	SOITEC	1,258	220
*	Elis SA	13,390	218
*	Lagardere SCA	9,250	217
	Iliad SA	936	190
*	SEB SA (Registered)	842	149
*	Natixis SA	47,070	145
*	Sodexo SA	1,731	143
*	Sopra Steria Group	873	132
*	CNP Assurances	7,952	126
*	Korian SA	3,615	120
	Eutelsat Communications SA	8,559	94
	ICADE	1,205	89
	Cie Plastic Omnium SA	2,567	88
	Trigano SA	470	77
*	Virbac SA	243	63
*,1	Casino Guichard Perrachon SA	2,164	62
	Albioma SA	1,184	60
	Nexity SA	1,451	56

		Shares	Market Value ($000)
*	JCDecaux SA	2,443	55
	IPSOS	1,643	53
*	Fnac Darty SA	981	52
	Imerys SA	1,232	51
*,3	Neoen SA	847	51
*	Coface SA	4,923	50
*,3	Maisons du Monde SA	2,904	48
	Societe BIC SA	755	45
[3]	ALD SA	3,352	43
*	Metropole Television SA	2,704	42
*	Rothschild & Co.	1,266	40
*,1	Air France-KLM	6,207	37
[3]	Verallia SA	1,112	37
	Carmila SA	2,200	31
*	Tarkett SA	1,778	31
*	Television Francaise 1	3,516	27
*	Akka Technologies	864	26
*	Interparfums SA	460	23
*	LISI	874	22
	Pharmagest Inter@ctive	145	17
	Vicat SA	393	16
	Robertet SA	14	15
	Mercialys SA	1,640	13
[3]	Elior Group SA	1,988	11
	Vilmorin & Cie SA	169	10
*	Albioma SA	187	10
*	DBV Technologies SA	1,791	9
	Quadient SA	340	6
*	Rallye SA	850	5
*	Eramet SA	97	4
	Beneteau SA	430	4
*,3	SMCP SA	262	2
*,3	Europcar Mobility Group	786	1
			67,163
Germany (5.4%)
	SAP SE	80,526	9,721
	Allianz SE (Registered)	28,786	6,747
*	adidas AG	13,529	4,318
	Bayer AG (Registered)	69,813	4,022
	Daimler AG (Registered)	56,922	3,811
	Deutsche Post AG (Registered)	74,585	3,598
	Infineon Technologies AG	90,835	3,205
	Vonovia SE	40,026	2,737
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,552	2,647
	Deutsche Boerse AG	12,621	2,102
	Merck KGaA	11,269	1,799
*	Deutsche Bank AG (Registered) Class A	145,158	1,609
	Henkel AG & Co. KGaA	16,184	1,561
	Bayerische Motoren Werke AG Preference Shares	22,260	1,463
	Fresenius Medical Care AG & Co. KGaA	16,602	1,397
	Symrise AG	10,793	1,353
	Fresenius SE & Co. KGaA	30,071	1,344
*,3	Zalando SE	13,080	1,329
	Sartorius AG Preference Shares	2,713	1,237
*,3	Delivery Hero SE	9,852	1,198
	Deutsche Wohnen SE	22,784	1,143

		Shares	Market Value ($000)
	Brenntag AG	14,894	1,141
	Continental AG	8,119	1,099
	HeidelbergCement AG	14,205	1,005
	Beiersdorf AG	8,848	991
	LEG Immobilien AG	6,543	931
*	Puma SE	8,550	847
[3]	Covestro AG	15,210	846
[3]	Scout24 AG	11,033	841
	Hannover Rueck SE	4,632	774
	LANXESS AG	10,942	761
	Bayerische Motoren Werke AG	7,211	626
*	HelloFresh SE	10,506	620
	FUCHS PETROLUB SE	13,414	610
	GEA Group AG	17,554	600
*	Commerzbank AG	93,942	580
	KION Group AG	7,291	559
	Knorr-Bremse AG	4,234	542
*	Aroundtown SA	71,560	495
[3]	Siemens Healthineers AG	9,418	433
*	MorphoSys AG	3,250	368
	Bechtle AG	1,576	344
	Henkel AG & Co. KGaA Preference Shares	2,750	296
	United Internet AG (Registered)	7,395	295
*	ProSiebenSat.1 Media SE	20,297	294
	Carl Zeiss Meditec AG	2,087	278
	HUGO BOSS AG	8,783	269
	Nemetschek SE	3,240	256
	K+S AG (Registered)	28,001	252
*	Dialog Semiconductor plc	4,248	227
*,1	Varta AG	1,638	220
*,1	Deutsche Lufthansa AG (Registered)	18,626	215
	Evonik Industries AG	6,980	211
*	CTS Eventim AG & Co. KGaA	3,469	211
*	OSRAM Licht AG	3,307	204
*	Evotec SE	6,627	202
	Siltronic AG	1,206	176
	Freenet AG	8,252	168
*	TAG Immobilien AG	5,599	167
	Gerresheimer AG	1,351	158
	Rational AG	161	143
	Jungheinrich AG Preference Shares	3,097	135
*	Hypoport SE	250	131
	alstria office REIT-AG	8,080	130
	Aurubis AG	1,627	124
	Encavis AG	5,507	117
	CompuGroup Medical SE & Co. KGaA	1,182	117
	Software AG	2,419	104
	CANCOM SE	1,946	104
	Stabilus SA	1,460	103
	Stroeer SE & Co. KGaA	1,124	100
*	AIXTRON SE	6,737	98
*	Fraport AG Frankfurt Airport Services Worldwide	1,716	97
	Grand City Properties SA	3,826	91
	Duerr AG	2,463	90
*,3	ADLER Group SA	3,078	89
*	Aareal Bank AG	3,603	88
*	Hella GmbH & Co. KGaA	1,507	86

		Shares	Market Value ($000)
*	Nordex SE	3,461	80
	Dermapharm Holding SE	1,167	78
	1&1 Drillisch AG	3,146	74
	Wacker Chemie AG	587	73
	METRO AG	7,487	69
	Telefonica Deutschland Holding AG	24,368	67
[1]	GRENKE AG	1,532	67
	Suedzucker AG	4,134	66
*	zooplus AG	349	66
	Norma Group SE	1,475	65
*,3	Shop Apotheke Europe NV	390	61
*	S&T AG	2,569	59
[3]	Befesa SA	1,070	56
[3]	DWS Group GmbH & Co. KGaA	1,444	56
*	Fielmann AG	747	55
*,3	Deutsche Pfandbriefbank AG	5,268	52
	STRATEC SE	359	50
	Pfeiffer Vacuum Technology AG	249	46
*	CECONOMY AG	9,012	44
	Krones AG	560	41
	CropEnergies AG	2,396	40
	Traton SE	1,482	39
	Talanx AG	1,046	38
	Hornbach Holding AG & Co. KGaA	361	38
*	RTL Group SA	776	36
*	Deutsche EuroShop AG	1,677	35
*	Deutz AG	5,356	31
	PATRIZIA AG	1,016	29
*	Kloeckner & Co. SE	2,991	26
	BayWa AG	684	25
*	ElringKlinger AG	1,438	23
	DIC Asset AG	1,490	22
*	Salzgitter AG	1,047	21
*	Washtec AG	418	21
	New Work SE	68	21
	TLG Immobilien AG	776	19
*	Takkt AG	1,500	19
*	SMA Solar Technology AG	330	19
	Draegerwerk AG & Co. KGaA Preference Shares	235	18
	Schaeffler AG Preference Shares	2,248	17
	Deutsche Beteiligungs AG	413	16
	Hornbach Baumarkt AG	308	14
	FUCHS PETROLUB SE Preference Shares	203	12
	KWS Saat SE & Co. KGaA	157	12
*	Koenig & Bauer AG	378	11
*	Wacker Neuson SE	574	11
	Draegerwerk AG & Co. KGaA	110	8
*	METRO AG Tendered Ordinary Shares	831	8
*	Corestate Capital Holding SA	123	2
*	KION Group AG Rights Exp. 12/03/2020	7,291	2
			81,258
Greece (0.1%)
	Hellenic Telecommunications Organization SA	15,948	266
*	Eurobank Ergasias Services & Holdings SA	411,843	240
*	Alpha Bank AE	162,829	140
	JUMBO SA	6,366	113
*	National Bank of Greece SA	40,886	73

		Shares	Market Value ($000)
*	Fourlis Holdings SA	11,757	56
	Holding Co. ADMIE IPTO SA	11,577	36
*	Piraeus Bank SA	22,727	30
	Sarantis SA	2,477	28
	Terna Energy SA	1,495	23
	Viohalco SA	4,507	19
	Hellenic Exchanges - Athens Stock Exchange SA	4,540	17
*	Ellaktor SA	4,982	10
*	GEK Terna Holding Real Estate Construction SA	1,145	10
	Athens Water Supply & Sewage Co. SA	1,103	9
*	LAMDA Development SA	930	7
*	Aegean Airlines SA	945	5
			1,082
Hong Kong (2.2%)
	AIA Group Ltd.	861,400	9,453
	Hong Kong Exchanges & Clearing Ltd.	89,500	4,445
	Sun Hung Kai Properties Ltd.	106,000	1,409
	Techtronic Industries Co. Ltd.	102,000	1,302
	CK Asset Holdings Ltd.	227,500	1,243
	Link REIT	140,700	1,230
	Hang Seng Bank Ltd.	65,500	1,139
	BOC Hong Kong Holdings Ltd.	313,000	1,019
	New World Development Co. Ltd.	163,750	830
[3]	WH Group Ltd.	758,000	617
	Sino Land Co. Ltd.	426,000	582
	Lenovo Group Ltd.	814,000	580
	Hang Lung Properties Ltd.	231,000	571
	Hysan Development Co. Ltd.	140,000	563
	Wharf Real Estate Investment Co. Ltd.	106,000	493
	Power Assets Holdings Ltd.	85,500	449
	ASM Pacific Technology Ltd.	33,400	417
	PCCW Ltd.	671,590	408
	AAC Technologies Holdings Inc.	72,500	404
	Wharf Holdings Ltd.	148,000	366
	Swire Properties Ltd.	119,000	363
	MTR Corp. Ltd.	65,000	352
	Bank of East Asia Ltd.	145,400	323
	Hongkong Land Holdings Ltd.	60,900	247
	Minth Group Ltd.	46,000	228
	Tingyi Cayman Islands Holding Corp.	124,000	209
	NWS Holdings Ltd.	216,000	207
	Vitasoy International Holdings Ltd.	50,000	205
*,3	Samsonite International SA	112,800	182
	Man Wah Holdings Ltd.	91,200	167
	Sun Art Retail Group Ltd.	155,000	163
*	PRADA SpA	31,500	156
	Microport Scientific Corp.	31,000	133
	Chow Tai Fook Jewellery Group Ltd.	100,000	131
	SITC International Holdings Co. Ltd.	68,000	130
	Swire Pacific Ltd. Class B	122,500	122
	Henderson Land Development Co. Ltd.	28,400	119
	CK Infrastructure Holdings Ltd.	21,000	107
*	Hong Kong Television Network Ltd.	66,000	104
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	92,000	80
	IGG Inc.	76,000	76
*,3	Razer Inc.	213,000	71

		Shares	Market Value ($000)
	Lee & Man Paper Manufacturing Ltd.	85,000	69
	Yue Yuen Industrial Holdings Ltd.	32,000	66
	VTech Holdings Ltd.	8,200	63
	Uni-President China Holdings Ltd.	66,000	60
	HKBN Ltd.	34,000	59
*	HengTen Networks Group Ltd.	1,600,000	58
[3]	BOC Aviation Ltd.	6,300	56
	Swire Pacific Ltd. Class A	9,500	54
	L'Occitane International SA	25,750	54
	Gemdale Properties & Investment Corp. Ltd.	314,000	52
*	Glory Sun Financial Group Ltd.	1,128,000	52
	Nexteer Automotive Group Ltd.	48,000	51
	Yuexiu REIT	103,000	50
	Kerry Logistics Network Ltd.	23,000	50
	Hang Lung Group Ltd.	19,000	48
*,3	Xiabuxiabu Catering Management China Holdings Co. Ltd.	23,500	46
	Luk Fook Holdings International Ltd.	18,000	45
*	MMG Ltd.	104,000	45
	Dairy Farm International Holdings Ltd.	9,900	40
	Vinda International Holdings Ltd.	14,000	40
	First Pacific Co. Ltd.	126,000	38
	Johnson Electric Holdings Ltd.	16,000	38
*	China Travel International Investment Hong Kong Ltd.	228,000	32
	SUNeVision Holdings Ltd.	33,000	31
*	Pou Sheng International Holdings Ltd.	120,000	31
	Champion REIT	50,000	30
	Cafe de Coral Holdings Ltd.	14,000	30
	Skyfame Realty Holdings Ltd.	210,000	28
	Kerry Properties Ltd.	10,500	27
	C&D International Investment Group Ltd.	14,000	27
	Pacific Basin Shipping Ltd.	157,000	26
*	Cathay Pacific Airways Ltd.	26,181	25
*	Zhuguang Holdings Group Co. Ltd.	164,000	25
	Zhongyu Gas Holdings Ltd.	28,000	24
	Tongda Group Holdings Ltd.	360,000	23
*	China LNG Group Ltd.	276,000	22
*,3	FIT Hon Teng Ltd.	68,000	22
*	Towngas China Co. Ltd.	45,000	21
	Prosperity REIT	65,000	21
	Texhong Textile Group Ltd.	23,000	21
*	Leyou Technologies Holdings Ltd.	50,000	21
	CMBC Capital Holdings Ltd.	1,250,000	20
	United Laboratories International Holdings Ltd.	24,000	18
	Stella International Holdings Ltd. Class A	15,500	18
	VSTECS Holdings Ltd.	20,000	17
	Value Partners Group Ltd.	32,000	17
[3]	IMAX China Holding Inc.	9,500	17
	C-Mer Eye Care Holdings Ltd.	20,000	16
	Shui On Land Ltd.	108,500	15
	Haitong International Securities Group Ltd.	50,000	13
	K Wah International Holdings Ltd.	26,000	13
*	Truly International Holdings Ltd.	80,000	10
*	FIH Mobile Ltd.	91,000	10
	Lee's Pharmaceutical Holdings Ltd.	16,500	10
*	Digital Domain Holdings Ltd.	1,460,000	9

		Shares	Market Value ($000)
	Canvest Environmental Protection Group Co. Ltd.	22,000	9
	LVGEM China Real Estate Investment Co. Ltd.	28,000	9
*	New World Department Store China Ltd.	52,000	8
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	7,000	8
[3]	VPower Group International Holdings Ltd.	24,000	8
	Giordano International Ltd.	48,000	7
*	Esprit Holdings Ltd.	52,700	7
*	GCL New Energy Holdings Ltd.	284,000	6
	CITIC Telecom International Holdings Ltd.	12,000	4
	Guotai Junan International Holdings Ltd.	25,000	4
*	Lifestyle China Group Ltd.	29,500	4
*	Lifestyle International Holdings Ltd.	3,000	3
*	Sa Sa International Holdings Ltd.	14,000	2
*,2	Camsing International Holding Ltd.	6,000	1
			33,299
Hungary (0.1%)
*	OTP Bank Nyrt.	20,332	809
	Richter Gedeon Nyrt.	19,626	465
			1,274
India (2.5%)
	Infosys Ltd.	255,610	3,818
	Housing Development Finance Corp. Ltd.	123,509	3,746
	Hindustan Unilever Ltd.	61,202	1,759
*	Axis Bank Ltd.	160,942	1,301
	Bajaj Finance Ltd.	13,302	877
	Bharti Airtel Ltd.	139,570	871
	HCL Technologies Ltd.	76,543	845
	Maruti Suzuki India Ltd.	8,562	809
*	ICICI Bank Ltd.	108,999	695
	Asian Paints Ltd.	22,686	676
	Sun Pharmaceutical Industries Ltd.	77,179	530
	UltraTech Cement Ltd.	8,111	523
	Wipro Ltd.	95,628	452
*	Adani Green Energy Ltd.	29,094	445
	Nestle India Ltd.	1,839	443
	Titan Co. Ltd.	22,519	411
*	State Bank of India	123,844	407
	Dr Reddy's Laboratories Ltd.	6,119	398
*,3	HDFC Life Insurance Co. Ltd.	44,753	388
	Hero MotoCorp Ltd.	8,663	361
	Power Grid Corp. of India Ltd.	131,785	341
*,3	Avenue Supermarts Ltd.	10,569	324
	Bajaj Finserv Ltd.	2,590	304
	Divi's Laboratories Ltd.	6,233	301
	Eicher Motors Ltd.	8,729	298
*,3	Bandhan Bank Ltd.	59,533	293
*,3	SBI Life Insurance Co. Ltd.	25,073	285
*,3	ICICI Lombard General Insurance Co. Ltd.	14,483	282
	Info Edge India Ltd.	4,458	258
	Godrej Consumer Products Ltd.	26,925	253
	Jubilant Foodworks Ltd.	7,412	249
	Grasim Industries Ltd.	20,891	246
	Britannia Industries Ltd.	4,985	244
	Cipla Ltd.	24,257	243
	Bajaj Auto Ltd.	5,170	221
	Dabur India Ltd.	32,552	219

		Shares	Market Value ($000)
	Aurobindo Pharma Ltd.	18,137	211
	Tata Consumer Products Ltd.	28,008	202
	UPL Ltd.	35,500	199
	Apollo Hospitals Enterprise Ltd.	6,298	198
	Shree Cement Ltd.	567	185
	Lupin Ltd.	15,093	181
	Shriram Transport Finance Co. Ltd.	12,362	177
	Bharti Infratel Ltd.	59,282	173
	Indraprastha Gas Ltd.	25,163	169
	Ambuja Cements Ltd.	44,453	156
	Marico Ltd.	30,890	153
	Pidilite Industries Ltd.	6,997	145
	Petronet LNG Ltd.	41,519	141
	Berger Paints India Ltd.	16,250	141
*,3	InterGlobe Aviation Ltd.	6,911	140
	Zee Entertainment Enterprises Ltd.	53,124	137
	Piramal Enterprises Ltd.	7,237	133
	Havells India Ltd.	12,295	132
*,3	AU Small Finance Bank Ltd.	11,510	129
	Motherson Sumi Systems Ltd.	63,901	127
*,3	ICICI Prudential Life Insurance Co. Ltd.	21,213	126
*	Biocon Ltd.	21,283	122
	Page Industries Ltd.	368	113
	PI Industries Ltd.	3,790	112
	Colgate-Palmolive India Ltd.	5,399	110
	Balkrishna Industries Ltd. Class A	4,899	109
	Ipca Laboratories Ltd.	3,758	109
[3]	HDFC Asset Management Co. Ltd.	3,151	107
	Crompton Greaves Consumer Electricals Ltd.	24,725	102
*	IDFC First Bank Ltd.	203,602	100
*	Max Financial Services Ltd.	11,335	99
	Muthoot Finance Ltd.	6,109	95
	DLF Ltd.	37,359	94
	Torrent Pharmaceuticals Ltd.	2,644	93
	Persistent Systems Ltd.	5,774	93
	Cadila Healthcare Ltd.	15,404	93
	Navin Fluorine International Ltd.	2,536	92
	Mphasis Ltd.	5,133	91
*	V-Mart Retail Ltd.	2,994	91
	Bosch Ltd.	516	89
[3]	Laurus Labs Ltd.	20,895	89
	Tata Communications Ltd.	6,117	87
	Atul Ltd.	1,010	86
	Escorts Ltd.	4,525	85
	Container Corp. of India Ltd.	15,422	84
	Natco Pharma Ltd.	6,742	84
*	Mahindra & Mahindra Financial Services Ltd.	36,396	83
	Voltas Ltd.	7,318	79
*	Aavas Financiers Ltd.	3,691	79
*	Federal Bank Ltd.	91,967	78
	LIC Housing Finance Ltd.	17,480	77
	Bajaj Holdings & Investment Ltd.	1,861	77
	Cholamandalam Investment & Finance Co. Ltd.	14,579	76
	ACC Ltd.	3,273	75
	Torrent Power Ltd.	17,656	75
	Gillette India Ltd.	939	74
[3]	Dr Lal PathLabs Ltd.	2,401	74
	Alkem Laboratories Ltd.	1,926	74

		Shares	Market Value ($000)
	AIA Engineering Ltd.	2,942	73
*	Fortis Healthcare Ltd.	35,319	71
	Can Fin Homes Ltd.	10,917	71
[3]	RBL Bank Ltd.	23,376	70
	Kansai Nerolac Paints Ltd.	9,615	70
	Glenmark Pharmaceuticals Ltd.	10,923	69
	Supreme Industries Ltd.	3,056	67
	Manappuram Finance Ltd.	27,645	67
*	Vodafone Idea Ltd.	513,757	67
	City Union Bank Ltd.	26,203	66
*	Karnataka Bank Ltd.	101,832	65
*	Rajesh Exports Ltd.	10,675	65
	Pfizer Ltd.	938	64
	REC Ltd.	39,125	64
*	APL Apollo Tubes Ltd.	1,419	64
	Deepak Nitrite Ltd.	5,481	64
	GlaxoSmithKline Pharmaceuticals Ltd.	3,019	63
	Gujarat Gas Ltd.	13,388	63
	Indian Hotels Co. Ltd.	38,117	61
	Oracle Financial Services Software Ltd.	1,472	60
	NHPC Ltd.	206,627	60
	SRF Ltd.	860	59
	Sundaram Finance Ltd.	2,483	59
	NMDC Ltd.	44,905	58
	Coromandel International Ltd.	5,230	58
	JK Cement Ltd.	2,115	58
	Indiabulls Housing Finance Ltd.	22,740	57
	Kajaria Ceramics Ltd.	6,483	57
	Astral Poly Technik Ltd.	2,869	57
	Birlasoft Ltd.	21,238	56
*	Godrej Properties Ltd.	3,572	56
	Ramco Cements Ltd.	4,553	55
*	South Indian Bank Ltd.	522,267	53
	Emami Ltd.	8,754	52
*	Just Dial Ltd.	6,393	52
*,3	Syngene International Ltd.	6,687	52
*	Karur Vysya Bank Ltd.	102,986	52
[3]	Metropolis Healthcare Ltd.	1,738	52
	India Cements Ltd.	23,758	51
	Power Finance Corp. Ltd.	35,359	51
[3]	Nippon Life India Asset Management Ltd.	13,239	51
	Tata Elxsi Ltd.	2,379	51
	Whirlpool of India Ltd.	1,705	50
	Aarti Industries Ltd.	3,206	50
	Varun Beverages Ltd.	4,263	50
	Tube Investments of India Ltd.	4,394	49
	Minda Industries Ltd.	9,005	47
	Blue Star Ltd.	4,261	47
	PTC India Ltd.	62,288	46
	Coforge Ltd.	1,425	46
	CRISIL Ltd.	1,748	46
	Granules India Ltd.	8,380	46
	Hindustan Zinc Ltd.	14,556	45
	Apollo Tyres Ltd.	18,078	45
	Welspun Corp. Ltd.	28,252	45
	Dhani Services Ltd.	11,823	45
	Dalmia Bharat Ltd.	3,043	45
	Alembic Pharmaceuticals Ltd.	3,264	44

		Shares	Market Value ($000)
	Bayer CropScience Ltd.	628	43
	Castrol India Ltd.	25,573	43
	Jubilant Life Sciences Ltd.	4,321	42
*	Oberoi Realty Ltd.	6,755	42
	Gujarat Pipavav Port Ltd.	32,578	42
	Sterlite Technologies Ltd.	18,935	41
*	TeamLease Services Ltd.	1,237	41
*,3	Quess Corp. Ltd.	6,083	41
[3]	ICICI Securities Ltd.	6,767	41
	Schaeffler India Ltd.	767	41
	KEC International Ltd. Class B	8,540	41
	Chambal Fertilizers & Chemicals Ltd.	14,713	40
	TVS Motor Co. Ltd.	5,949	40
[3]	Godrej Agrovet Ltd.	5,804	40
[3]	Endurance Technologies Ltd.	2,546	40
	Bajaj Consumer Care Ltd.	14,146	39
	Thermax Ltd.	3,199	38
	Mahanagar Gas Ltd.	2,637	38
	Cholamandalam Financial Holdings Ltd.	5,210	38
	Exide Industries Ltd.	14,831	37
	Orient Electric Ltd.	11,571	37
	Sundram Fasteners Ltd.	5,181	36
	eClerx Services Ltd.	3,730	36
	Aegis Logistics Ltd.	10,477	36
*	Union Bank of India	93,939	35
	Bombay Burmah Trading Co.	1,987	35
*	EID Parry India Ltd.	7,573	35
	PVR Ltd.	1,923	34
*	EIH Ltd.	28,227	34
*	Indian Bank	37,677	34
*,3	PNB Housing Finance Ltd.	6,699	34
*	Bank of Baroda	49,418	34
	Amara Raja Batteries Ltd.	2,628	33
	Ceat Ltd.	2,090	32
	Welspun India Ltd.	34,874	32
	Gateway Distriparks Ltd.	21,953	31
*	Phoenix Mills Ltd.	3,378	31
	Motilal Oswal Financial Services Ltd.	3,836	31
	Prestige Estates Projects Ltd.	8,675	31
*	Canara Bank	21,499	30
	Strides Pharma Science Ltd.	2,916	30
*	DCB Bank Ltd.	20,738	30
*	Mahindra CIE Automotive Ltd.	13,997	30
	Ajanta Pharma Ltd.	1,444	30
	JB Chemicals & Pharmaceuticals Ltd.	2,260	30
	Kaveri Seed Co. Ltd.	4,448	29
*	Aditya Birla Capital Ltd.	24,373	29
	Vinati Organics Ltd.	1,827	29
	Rallis India Ltd.	7,548	29
*	Bank of India	46,426	28
	National Aluminium Co. Ltd.	51,766	27
	KRBL Ltd.	7,666	27
	Redington India Ltd.	15,136	27
	Vakrangee Ltd.	53,438	27
*	Aditya Birla Fashion & Retail Ltd.	12,497	27
	SPC Samlip Co. Ltd.	409	26
	Graphite India Ltd.	8,068	26
*	Edelweiss Financial Services Ltd.	28,181	26

		Shares	Market Value ($000)
	Care Ratings Ltd.	3,910	26
	Bata India Ltd.	1,235	26
	Avanti Feeds Ltd.	3,631	25
*	Punjab National Bank	55,410	25
	AstraZeneca Pharma India Ltd.	414	25
	Multi Commodity Exchange of India Ltd.	1,119	24
*	Suzlon Energy Ltd.	498,526	23
	Sobha Ltd.	5,554	23
*	Godrej Industries Ltd.	4,019	22
*	Central Bank of India	127,759	22
	Polycab India Ltd.	1,680	22
*	IDFC Ltd.	37,895	21
*	Raymond Ltd.	4,638	20
*	Balrampur Chini Mills Ltd.	8,941	20
	DCM Shriram Ltd.	4,109	20
	Jindal Saw Ltd.	20,589	19
	Finolex Cables Ltd.	4,410	18
	IRB Infrastructure Developers Ltd.	11,264	18
*	Indiabulls Real Estate Ltd.	20,012	17
	NBCC India Ltd.	47,538	17
	Rain Industries Ltd.	10,064	16
	JM Financial Ltd.	13,905	15
	TTK Prestige Ltd.	189	15
	V-Guard Industries Ltd.	6,229	15
[3]	Dilip Buildcon Ltd.	3,182	15
*	Future Retail Ltd.	13,573	15
*	IFCI Ltd.	159,540	14
*	TV18 Broadcast Ltd.	31,831	13
	Symphony Ltd.	1,144	13
	Equitas Holdings Ltd.	12,964	12
*	Yes Bank Ltd.	54,048	11
*	Sun Pharma Advanced Research Co. Ltd.	4,241	10
	Century Textiles & Industries Ltd.	1,877	9
	NCC Ltd.	16,130	9
*	Future Consumer Ltd.	52,332	6
	HEG Ltd.	462	5
*	Hemisphere Properties India Ltd.	1,129	1
			36,711
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	665,800	1,462
	Bank Rakyat Indonesia Persero Tbk. PT	4,046,500	1,170
	Telekomunikasi Indonesia Persero Tbk. PT	4,230,300	967
	Bank Mandiri Persero Tbk. PT	1,583,000	710
	Bank Negara Indonesia Persero Tbk. PT	878,100	372
	Charoen Pokphand Indonesia Tbk. PT	614,500	264
	Unilever Indonesia Tbk. PT	327,000	179
	Indofood Sukses Makmur Tbk. PT	280,800	141
	Sarana Menara Nusantara Tbk. PT	1,558,700	121
	Kalbe Farma Tbk. PT	1,128,900	120
	Indah Kiat Pulp & Paper Corp. Tbk. PT	171,700	106
	Indofood CBP Sukses Makmur Tbk. PT	132,300	93
*	Barito Pacific Tbk. PT	1,119,200	83
	Tower Bersama Infrastructure Tbk. PT	677,700	68
	Ciputra Development Tbk. PT	966,100	63
	Indocement Tunggal Prakarsa Tbk. PT	60,600	61
	Ace Hardware Indonesia Tbk. PT	398,200	45
	Surya Citra Media Tbk. PT	386,600	45
*	Bumi Serpong Damai Tbk. PT	586,000	44

		Shares	Market Value ($000)
*	Pakuwon Jati Tbk. PT	1,250,600	44
	Bank BTPN Syariah Tbk. PT	145,900	43
	Japfa Comfeed Indonesia Tbk. PT	445,900	42
*	Mitra Adiperkasa Tbk. PT	706,400	40
	XL Axiata Tbk. PT	228,900	39
*	Summarecon Agung Tbk. PT	522,800	30
	Bank Tabungan Negara Persero Tbk. PT	258,100	30
	Waskita Karya Persero Tbk. PT	346,900	26
	Jasa Marga Persero Tbk. PT	85,400	25
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	269,900	25
	Ramayana Lestari Sentosa Tbk. PT	421,800	22
	Astra Agro Lestari Tbk. PT	20,000	18
*	Smartfren Telecom Tbk. PT	2,394,600	11
*	Media Nusantara Citra Tbk. PT	131,500	10
	Surya Semesta Internusa Tbk. PT Class B	209,500	8
*	Kresna Graha Investama Tbk. PT	1,209,300	8
	Wijaya Karya Persero Tbk. PT	39,500	5
*	Matahari Department Store Tbk. PT	46,000	4
	PP Persero Tbk. PT	36,200	4
*	Siloam International Hospitals Tbk. PT	11,600	4
*	Panin Financial Tbk. PT	210,700	3
*	Global Mediacom Tbk. PT	94,100	2
*,2	Trada Alam Minera Tbk. PT	477,100	2
			6,559
Ireland (0.3%)
	Kerry Group plc Class A	10,790	1,513
*	Kingspan Group plc	12,912	1,127
	Smurfit Kappa Group plc	22,306	936
*	Bank of Ireland Group plc	61,083	191
	Glanbia plc	9,689	119
*	AIB Group plc	42,550	76
*	Dalata Hotel Group plc	7,940	36
*	Cairn Homes plc	15,088	17
*	Irish Continental Group plc	1,849	10
			4,025
Israel (0.4%)
*	Nice Ltd.	5,099	1,240
*	Teva Pharmaceutical Industries Ltd.	70,395	674
*	Bank Hapoalim BM	86,976	570
	Bank Leumi Le-Israel BM	99,884	561
	Israel Discount Bank Ltd. Class A	139,364	472
	ICL Group Ltd.	66,060	314
	Mizrahi Tefahot Bank Ltd. Class A	8,571	183
*	Tower Semiconductor Ltd.	7,090	175
*	Bezeq The Israeli Telecommunication Corp. Ltd.	131,376	142
	Azrieli Group Ltd.	1,904	117
*	Nova Measuring Instruments Ltd.	1,648	107
	Mivne Real Estate KD Ltd.	39,070	97
	Strauss Group Ltd.	2,397	74
*	Shikun & Binui Ltd.	13,171	67
*	Harel Insurance Investments & Financial Services Ltd.	7,808	67
*	Enlight Renewable Energy Ltd.	34,426	67
	Reit 1 Ltd.	11,188	53
	Matrix IT Ltd.	2,289	50
*	Clal Insurance Enterprises Holdings Ltd.	3,453	46
	Electra Ltd.	99	46

		Shares	Market Value ($000)
	Hilan Ltd.	975	45
	Shufersal Ltd.	5,758	45
	Shapir Engineering & Industry Ltd.	6,114	45
	Energix-Renewable Energies Ltd.	10,379	43
*	Partner Communications Co. Ltd.	8,126	41
*	Menora Mivtachim Holdings Ltd.	2,250	39
	Sapiens International Corp. NV	1,302	39
*	Cellcom Israel Ltd.	8,441	38
	AudioCodes Ltd.	1,328	37
	Isracard Ltd.	10,165	33
	Formula Systems 1985 Ltd.	398	32
	FIBI Holdings Ltd.	1,143	32
	Maytronics Ltd.	2,181	32
	Kenon Holdings Ltd.	1,215	31
	Gazit-Globe Ltd.	5,007	29
*	Big Shopping Centers Ltd.	186	19
*	Allot Ltd.	1,939	19
	Mega Or Holdings Ltd.	623	18
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	260	17
	Bayside Land Corp.	1,900	15
	IDI Insurance Co. Ltd.	493	14
	Delta Galil Industries Ltd.	578	13
	Sella Capital Real Estate Ltd.	5,366	12
*	AFI Properties Ltd.	304	10
*	Kamada Ltd.	1,526	10
			5,830
Italy (1.3%)
*	Intesa Sanpaolo SpA	1,097,744	2,543
	Ferrari NV	9,719	2,059
*	UniCredit SpA	162,085	1,682
	Assicurazioni Generali SpA	80,584	1,378
*	Fiat Chrysler Automobiles NV	80,042	1,252
[1]	Terna Rete Elettrica Nazionale SpA	140,627	1,056
*	Moncler SpA	18,151	895
*	FinecoBank Banca Fineco SpA	55,861	882
*	Mediobanca Banca di Credito Finanziario SpA	75,409	676
	Telecom Italia SpA (Bearer)	1,232,305	630
*,3	Nexi SpA	32,126	607
	Tenaris SA	57,675	448
	DiaSorin SpA	1,679	354
	Recordati Industria Chimica e Farmaceutica SpA	6,004	321
*	Amplifon SpA	7,558	303
	Interpump Group SpA	5,699	249
[3]	Poste Italiane SpA	23,237	239
[3]	Infrastrutture Wireless Italiane SpA	18,074	233
*	ASTM SpA	9,078	228
*	Banco BPM SpA	88,998	198
*	Biesse SpA	8,074	163
	Reply SpA	1,415	159
	ERG SpA	6,125	148
	Italgas SpA	22,082	142
	Azimut Holding SpA	6,210	131
*	Unipol Gruppo SpA	26,897	130
*	IMA Industria Macchine Automatiche SpA	1,452	118
*,3	Pirelli & C SpA	21,349	115
*	Banca Mediolanum SpA	11,580	106

		Shares	Market Value ($000)
*,3	doValue SpA	9,811	106
	Buzzi Unicem SpA (MTAA)	4,213	103
	Hera SpA	28,212	103
*	BPER Banca	58,188	102
*	De' Longhi SpA	2,882	101
*	Freni Brembo SpA	6,867	89
*	Banca Popolare di Sondrio SCPA	29,804	81
*	Banca Generali SpA	2,385	79
*	Cerved Group SpA	9,557	76
*	Societa Cattolica di Assicurazioni SC	10,832	65
*	Salvatore Ferragamo SpA	3,482	63
	Webuild SpA	39,750	61
[3]	Anima Holding SpA	13,911	61
*	Brunello Cucinelli SpA	1,493	59
	Iren SpA Class A	20,803	56
*,3	Technogym SpA	4,712	51
	Tamburi Investment Partners SpA	6,237	47
	A2A SpA	29,717	45
	UnipolSai Assicurazioni SpA	14,275	38
[3]	Enav SpA	8,501	37
*	Credito Emiliano SpA	6,294	35
[3]	Carel Industries SpA	1,607	33
	Telecom Italia SpA (Registered)	67,343	32
*	CIR SpA-Compagnie Industriali	48,772	28
*,3	Banca Farmafactoring SpA	5,077	28
	Falck Renewables SpA	3,939	26
*	MARR SpA	1,358	26
	Italmobiliare SpA	736	25
*	Autogrill SpA	3,798	24
	Immobiliare Grande Distribuzione SIIQ SpA	5,375	23
	DeA Capital SpA	16,523	22
*	Maire Tecnimont SpA	11,004	21
[3]	RAI Way SpA	3,084	20
	Piaggio & C SpA	6,297	20
	Danieli & C Officine Meccaniche SpA	1,043	17
	Zignago Vetro SpA	1,065	17
*	Arnoldo Mondadori Editore SpA	9,116	16
	Danieli & C Officine Meccaniche SpA Saving Shares	1,406	15
*,1	Banca Monte dei Paschi di Siena SpA	11,008	15
*	Tod's SpA	291	9
*	Juventus Football Club SpA	8,956	9
	Datalogic SpA	523	8
*	Rizzoli Corriere Della Sera Mediagroup SpA	8,503	6
	Buzzi Unicem SpA (SGMX)	265	4
*	Banca IFIS SpA	199	2
			19,349
Japan (18.1%)
	Toyota Motor Corp.	173,400	11,703
	Sony Corp.	87,100	8,116
	SoftBank Group Corp.	105,600	7,278
	Keyence Corp.	12,700	6,475
	Daiichi Sankyo Co. Ltd.	136,400	4,829
	Nidec Corp.	36,400	4,617
	Shin-Etsu Chemical Co. Ltd.	27,000	4,423
	Nintendo Co. Ltd.	7,500	4,255
	Takeda Pharmaceutical Co. Ltd.	112,957	4,041
	Recruit Holdings Co. Ltd.	93,200	3,907

	Shares	Market Value ($000)
Murata Manufacturing Co. Ltd.	44,200	3,854
Mitsubishi UFJ Financial Group Inc.	843,900	3,601
Tokyo Electron Ltd.	10,400	3,534
KDDI Corp.	120,000	3,415
Hoya Corp.	25,500	3,391
Honda Motor Co. Ltd.	121,100	3,369
FANUC Corp.	13,400	3,287
M3 Inc.	33,100	3,046
Fast Retailing Co. Ltd.	3,500	2,868
Kao Corp.	37,000	2,773
Oriental Land Co. Ltd.	16,100	2,735
Sumitomo Mitsui Financial Group Inc.	88,400	2,542
SMC Corp.	3,900	2,481
Tokio Marine Holdings Inc.	47,700	2,362
SoftBank Corp.	191,643	2,361
Chugai Pharmaceutical Co. Ltd.	47,900	2,317
Mizuho Financial Group Inc.	174,320	2,209
Fujitsu Ltd.	15,900	2,200
Nippon Telegraph & Telephone Corp.	86,000	2,034
Astellas Pharma Inc.	140,300	1,998
Terumo Corp.	48,100	1,909
Shiseido Co. Ltd.	27,000	1,905
Seven & i Holdings Co. Ltd.	59,800	1,886
Suzuki Motor Corp.	34,700	1,861
Panasonic Corp.	174,500	1,851
Aeon Co. Ltd.	61,500	1,827
Kubota Corp.	91,400	1,805
Olympus Corp.	82,600	1,783
Secom Co. Ltd.	17,400	1,736
Nippon Paint Holdings Co. Ltd.	13,400	1,717
Sysmex Corp.	16,200	1,696
Bandai Namco Holdings Inc.	18,400	1,675
Mitsubishi Estate Co. Ltd.	93,400	1,607
Eisai Co. Ltd.	20,900	1,575
Omron Corp.	17,500	1,572
Central Japan Railway Co.	12,200	1,551
East Japan Railway Co.	24,500	1,515
Denso Corp.	32,100	1,513
Mitsui Fudosan Co. Ltd.	71,700	1,496
Daiwa House Industry Co. Ltd.	48,100	1,470
Unicharm Corp.	30,200	1,467
ORIX Corp.	98,700	1,461
Dai-ichi Life Holdings Inc.	88,300	1,391
Kyocera Corp.	23,600	1,344
Bridgestone Corp.	38,100	1,326
FUJIFILM Holdings Corp.	24,600	1,323
Canon Inc.	73,600	1,304
Nitto Denko Corp.	15,700	1,295
Shimano Inc.	5,400	1,277
Nomura Holdings Inc.	252,000	1,264
Ono Pharmaceutical Co. Ltd.	39,900	1,264
Z Holdings Corp. Class A	195,400	1,232
Advantest Corp.	17,500	1,217
Shionogi & Co. Ltd.	22,700	1,215
Toyota Industries Corp.	16,500	1,189
Yaskawa Electric Corp.	23,100	1,108
TDK Corp.	7,800	1,095
Japan Exchange Group Inc.	43,700	1,081

		Shares	Market Value ($000)
	Pan Pacific International Holdings Corp.	45,200	1,066
	Nitori Holdings Co. Ltd.	4,900	1,042
	Nexon Co. Ltd.	33,800	1,019
	Sompo Holdings Inc.	25,700	981
	MS&AD Insurance Group Holdings Inc.	33,500	975
	NEC Corp.	18,000	970
	TOTO Ltd.	17,000	961
	Yamaha Corp.	16,700	950
	Sumitomo Realty & Development Co. Ltd.	28,700	934
	Ajinomoto Co. Inc.	44,200	921
	MINEBEA MITSUMI Inc.	42,600	884
	Hamamatsu Photonics KK	15,700	882
	Azbil Corp.	19,600	879
	SG Holdings Co. Ltd.	29,334	878
	NTT Data Corp.	65,800	874
	Sumitomo Electric Industries Ltd.	76,500	872
	Asahi Kasei Corp.	94,600	865
	Makita Corp.	16,400	847
	Shimadzu Corp.	23,500	847
	Sekisui House Ltd.	47,200	846
	Odakyu Electric Railway Co. Ltd.	27,600	836
	Kintetsu Group Holdings Co. Ltd.	18,700	828
	Sumitomo Mitsui Trust Holdings Inc.	28,500	827
	LIXIL Group Corp.	34,200	818
	Yamato Holdings Co. Ltd.	32,200	812
	West Japan Railway Co.	16,800	765
	Sekisui Chemical Co. Ltd.	44,000	758
	Yamaha Motor Co. Ltd.	37,800	725
	Daiwa Securities Group Inc.	165,600	720
	Resona Holdings Inc.	205,800	717
	Daifuku Co. Ltd.	6,100	706
	Taiyo Yuden Co. Ltd.	15,600	706
	Kyowa Kirin Co. Ltd.	26,000	705
	Keihan Holdings Co. Ltd.	14,200	668
	T&D Holdings Inc.	57,300	667
	Toho Co. Ltd. (Tokyo)	15,800	667
	SUMCO Corp.	32,800	663
	Santen Pharmaceutical Co. Ltd.	39,700	660
	Dentsu Group Inc.	20,000	647
	Hisamitsu Pharmaceutical Co. Inc.	11,000	646
	Tobu Railway Co. Ltd. Class A	21,400	641
	Yakult Honsha Co. Ltd.	13,438	638
	Toray Industries Inc.	117,800	636
	Mitsubishi Chemical Holdings Corp.	114,100	628
	Sohgo Security Services Co. Ltd.	11,700	627
	Nomura Research Institute Ltd.	18,500	626
	Pigeon Corp.	14,000	625
	Sumitomo Chemical Co. Ltd.	175,000	618
	SBI Holdings Inc.	22,700	612
	Brother Industries Ltd.	32,000	611
	Aisin Seiki Co. Ltd.	20,600	610
	Nagoya Railroad Co. Ltd.	22,000	605
	Japan Post Holdings Co. Ltd.	81,800	605
	Keikyu Corp.	35,200	602
	Konami Holdings Corp.	11,500	599
*	Nissan Motor Co. Ltd.	126,300	598
	Nihon M&A Center Inc.	8,500	594
	Bank of Kyoto Ltd.	11,900	591

		Shares	Market Value ($000)
	Toyo Suisan Kaisha Ltd.	11,800	580
	MEIJI Holdings Co. Ltd.	8,200	580
	Stanley Electric Co. Ltd.	19,600	575
	NH Foods Ltd.	13,000	554
	Lion Corp.	23,300	552
	Nisshin Seifun Group Inc.	34,000	552
	Tokyu Corp.	45,400	550
	Chiba Bank Ltd.	97,400	549
	Concordia Financial Group Ltd.	155,500	549
	Mitsui Chemicals Inc.	19,500	545
	Disco Corp.	1,700	541
	Teijin Ltd.	31,700	541
	Air Water Inc.	32,800	540
	Lasertec Corp.	5,100	536
	COMSYS Holdings Corp.	18,000	531
	Hulic Co. Ltd.	52,300	529
	Shizuoka Bank Ltd.	74,400	526
	Dai Nippon Printing Co. Ltd.	28,100	524
	Kurita Water Industries Ltd.	14,200	524
	Oji Holdings Corp.	115,500	523
	MISUMI Group Inc.	16,300	511
	Seiko Epson Corp.	34,000	507
	NSK Ltd.	60,100	485
	Keio Corp.	6,700	475
	MonotaRO Co. Ltd.	7,700	468
	Nissan Chemical Corp.	7,800	465
	Kobayashi Pharmaceutical Co. Ltd.	3,800	456
	Ricoh Co. Ltd.	68,100	454
	Anritsu Corp.	19,800	452
	Isuzu Motors Ltd.	46,200	449
	CyberAgent Inc.	6,500	444
	Kuraray Co. Ltd.	44,400	440
	Taiheiyo Cement Corp.	16,000	428
	Haseko Corp.	39,300	425
	Rohm Co. Ltd.	5,100	424
	Marui Group Co. Ltd.	22,800	416
*	Renesas Electronics Corp.	46,500	412
	NGK Spark Plug Co. Ltd.	22,500	407
	Daito Trust Construction Co. Ltd.	4,100	401
	Koito Manufacturing Co. Ltd.	6,600	395
	Fukuoka Financial Group Inc. Class A	21,500	380
	Mazda Motor Corp.	64,100	379
	Aozora Bank Ltd.	21,000	378
	Showa Denko KK	20,100	372
	Kaken Pharmaceutical Co. Ltd.	9,900	362
	Yamada Holdings Co. Ltd.	75,900	360
	GMO Payment Gateway Inc.	2,500	351
	Nissin Foods Holdings Co. Ltd.	4,200	347
	Alfresa Holdings Corp.	17,300	346
	Hankyu Hanshin Holdings Inc.	10,500	342
	Hikari Tsushin Inc.	1,400	336
*	Japan Airlines Co. Ltd.	17,223	325
*,1	ANA Holdings Inc.	13,500	324
	Coca-Cola Bottlers Japan Holdings Inc.	21,100	323
	Capcom Co. Ltd.	5,700	322
	Ibiden Co. Ltd.	6,800	318
	Miura Co. Ltd.	6,000	316
	Ryohin Keikaku Co. Ltd.	15,200	312

		Shares	Market Value ($000)
	Sumitomo Dainippon Pharma Co. Ltd.	24,400	308
	Kansai Paint Co. Ltd.	10,200	308
	Otsuka Corp.	5,800	281
	TIS Inc.	14,100	280
*	PeptiDream Inc.	5,500	280
	Hirose Electric Co. Ltd.	1,900	268
	Kose Corp.	1,700	259
	Nikon Corp.	41,600	258
	Seibu Holdings Inc.	26,000	257
	Hoshizaki Corp.	2,600	256
	Nabtesco Corp.	6,200	254
	Nippon Express Co. Ltd.	3,800	253
	Alps Alpine Co. Ltd.	19,800	248
	Tokyo Century Corp.	3,600	237
	Sac's Bar Holdings Inc.	46,200	235
	Welcia Holdings Co. Ltd.	5,800	234
	Nippon Shinyaku Co. Ltd.	3,200	229
	Skylark Holdings Co. Ltd.	15,100	228
	Casio Computer Co. Ltd.	12,600	226
	Sinanen Holdings Co. Ltd.	7,700	218
	Keisei Electric Railway Co. Ltd.	6,500	217
	JSR Corp.	7,800	216
	Oracle Corp. Japan	1,900	211
	Kakaku.com Inc.	7,500	210
	Matsumotokiyoshi Holdings Co. Ltd.	4,200	196
	NET One Systems Co. Ltd.	5,500	195
	THK Co. Ltd.	6,300	194
	Koei Tecmo Holdings Co. Ltd.	3,600	192
	Konica Minolta Inc.	59,400	190
	USS Co. Ltd.	9,000	188
	Sushiro Global Holdings Ltd.	5,900	188
	Rohto Pharmaceutical Co. Ltd.	5,700	187
	Ito En Ltd.	2,400	185
	Asics Corp.	10,200	183
	Hakuhodo DY Holdings Inc.	12,600	181
	Itochu Techno-Solutions Corp.	5,000	176
	Maezawa Kasei Industries Co. Ltd.	18,100	170
	Open House Co. Ltd.	4,300	170
	TechnoPro Holdings Inc.	2,000	169
	Kyushu Railway Co.	8,000	168
	Japan Post Bank Co. Ltd.	21,400	168
	PC Depot Corp.	29,400	168
	Rinnai Corp.	1,400	163
	Nichirei Corp.	5,800	158
*	Right On Co. Ltd.	25,700	152
	Persol Holdings Co. Ltd.	8,300	151
	BayCurrent Consulting Inc.	900	150
	Kagome Co. Ltd.	4,000	146
	Denka Co. Ltd.	4,700	145
	Suzuken Co. Ltd.	3,800	145
	Fancl Corp.	3,500	142
	Goldwin Inc.	2,100	141
	Tokyo Ohka Kogyo Co. Ltd. Class A	2,200	139
	Japan Post Insurance Co. Ltd.	8,339	139
	Nippon Building Fund Inc.	25	138
	Tokyu Fudosan Holdings Corp.	28,000	135
*	LINE Corp.	2,600	134
	Amada Co. Ltd.	13,900	133

		Shares	Market Value ($000)
	SCREEN Holdings Co. Ltd.	2,000	133
	Nihon Unisys Ltd.	3,600	133
	Fujita Kanko Inc.	9,300	131
	Cybozu Inc.	4,700	129
	Shimachu Co. Ltd.	2,400	126
	Hino Motors Ltd.	14,300	123
	Nippon Sanso Holdings Corp.	7,400	123
	Shinsei Bank Ltd.	10,395	123
	Calbee Inc.	4,100	121
	Nihon Kohden Corp.	3,800	120
	Nifco Inc.	3,400	119
	Nankai Electric Railway Co. Ltd.	4,600	115
	House Foods Group Inc.	3,300	114
	Taisho Pharmaceutical Holdings Co. Ltd.	1,800	114
	Shimamura Co. Ltd.	1,100	113
	Yamazaki Baking Co. Ltd.	6,600	110
	Medipal Holdings Corp.	5,800	109
	J Front Retailing Co. Ltd.	13,400	107
	As One Corp.	700	107
	K's Holdings Corp.	8,700	106
	Kyowa Exeo Corp.	4,100	105
	Sumitomo Forestry Co. Ltd.	5,800	105
	Iwatani Corp.	1,900	104
	Tokyo Tatemono Co. Ltd.	7,500	103
	Zensho Holdings Co. Ltd.	4,100	102
	Mebuki Financial Group Inc.	47,800	98
	Morinaga Milk Industry Co. Ltd.	2,000	97
	Ezaki Glico Co. Ltd.	2,300	96
	GMO internet Inc.	3,400	96
	SCSK Corp.	1,600	96
	Ain Holdings Inc.	1,400	95
	Isetan Mitsukoshi Holdings Ltd.	17,600	94
	Hirogin Holdings Inc.	16,900	94
	Acom Co. Ltd.	19,000	91
	Lawson Inc.	2,000	91
	Nippon Prologis REIT Inc.	29	91
	Sharp Corp.	6,700	90
	Kyushu Financial Group Inc.	18,500	90
*	SHIFT Inc.	600	89
	FP Corp.	2,200	88
	Tokai Carbon Co. Ltd.	7,900	87
	Sugi Holdings Co. Ltd.	1,300	86
	DeNA Co. Ltd.	4,900	86
	Nomura Real Estate Holdings Inc.	3,900	84
	Nishi-Nippon Railroad Co. Ltd.	2,900	82
	Zenkoku Hosho Co. Ltd.	1,800	82
	Ulvac Inc.	2,000	81
	Fukuyama Transporting Co. Ltd.	1,800	80
	GLP J-Reit	52	78
	Iyo Bank Ltd.	11,600	77
	Aica Kogyo Co. Ltd.	2,200	77
	Mabuchi Motor Co. Ltd.	1,700	76
	Shinko Electric Industries Co. Ltd.	3,300	73
	cocokara fine Inc.	1,000	73
	Hachijuni Bank Ltd.	20,300	72
	Sanwa Holdings Corp.	5,900	72
*	RENOVA Inc.	2,900	72
	Furukawa Electric Co. Ltd.	2,800	71

		Shares	Market Value ($000)
	JTEKT Corp.	9,100	71
	Kewpie Corp.	3,400	71
	Chugoku Bank Ltd.	7,900	69
	Zeon Corp.	5,500	68
	Nomura Real Estate Master Fund Inc.	52	68
	Intage Holdings Inc.	6,900	68
	JCR Pharmaceuticals Co. Ltd.	2,600	68
	Seino Holdings Co. Ltd. Class A	4,800	67
	NEC Networks & System Integration Corp.	3,800	67
	Outsourcing Inc.	4,900	67
	Jeol Ltd.	1,700	66
	Kenedix Inc.	9,000	65
	Toyo Seikan Group Holdings Ltd.	6,700	64
	Toyo Tire Corp.	4,000	63
	Topcon Corp.	5,000	63
	H.U. Group Holdings Inc.	2,300	62
	Izumi Co. Ltd.	1,800	62
	CKD Corp.	2,900	62
	Tokyo Seimitsu Co. Ltd.	1,400	62
	Yamaguchi Financial Group Inc.	9,900	61
	Nitto Boseki Co. Ltd.	1,500	61
	NOK Corp.	5,500	60
	Takara Bio Inc.	2,100	60
	AEON Financial Service Co. Ltd.	5,400	59
	Sawai Pharmaceutical Co. Ltd.	1,300	59
	Daido Steel Co. Ltd.	1,400	58
	Morinaga & Co. Ltd.	1,600	58
	GS Yuasa Corp.	2,400	58
	Pola Orbis Holdings Inc.	2,900	58
	Systena Corp.	2,800	57
	Sotetsu Holdings Inc.	2,300	56
	Ushio Inc.	4,500	56
	OSG Corp.	3,000	54
	ADEKA Corp.	3,400	54
	Nippon Kanzai Co. Ltd.	2,700	54
	Dowa Holdings Co. Ltd.	1,600	53
	Aeon Mall Co. Ltd.	3,300	53
	Maruichi Steel Tube Ltd.	2,500	53
	Asahi Holdings Inc.	1,800	53
	Maruwa Unyu Kikan Co. Ltd.	1,200	53
	OKUMA Corp.	900	52
	Hazama Ando Corp.	7,900	52
	DIC Corp. Class A	2,100	51
	Nagase & Co. Ltd.	3,700	51
	Seven Bank Ltd.	23,500	51
	Rengo Co. Ltd.	6,700	51
	Benesse Holdings Inc.	2,400	50
	DMG Mori Co. Ltd.	3,400	50
	Shiga Bank Ltd.	2,200	50
*	UT Group Co. Ltd. Class A	1,600	50
	Hokuhoku Financial Group Inc.	5,000	49
	Daicel Corp.	6,800	48
	Daiichikosho Co. Ltd.	1,500	48
	Digital Garage Inc.	1,200	48
	Strike Co. Ltd.	800	48
	Nippo Corp.	1,800	47
	Ariake Japan Co. Ltd.	700	46
	Advance Residence Investment Corp.	16	46

		Shares	Market Value ($000)
	Yoshinoya Holdings Co. Ltd.	2,500	46
	Takuma Co. Ltd.	2,700	46
	Anicom Holdings Inc.	4,400	46
	Gunma Bank Ltd.	14,300	44
	Nippon Kayaku Co. Ltd.	5,000	44
	ASKUL Corp.	1,100	44
	Hokkoku Bank Ltd.	1,600	44
	Sanken Electric Co. Ltd.	1,200	44
	Orix JREIT Inc.	29	43
	Toyoda Gosei Co. Ltd.	1,600	43
	JAFCO Group Co. Ltd.	1,000	43
	Ogaki Kyoritsu Bank Ltd.	1,900	43
	Fujitsu General Ltd.	1,400	42
	Hitachi Transport System Ltd.	1,400	42
*	Kawasaki Kisen Kaisha Ltd.	2,600	42
	77 Bank Ltd.	3,000	42
	Toagosei Co. Ltd.	3,500	42
	Awa Bank Ltd.	1,700	42
	Infocom Corp.	1,200	42
	Nojima Corp.	1,600	42
	Fuji Seal International Inc.	2,200	41
	Fujimori Kogyo Co. Ltd.	900	41
	Kiyo Bank Ltd.	2,700	41
	Yaoko Co. Ltd.	600	41
	Daishi Hokuetsu Financial Group Inc.	1,800	41
	Nippon Shokubai Co. Ltd.	800	40
	Mitsubishi Logistics Corp.	1,400	40
	Sankyu Inc.	1,100	40
	Toyobo Co. Ltd.	3,200	40
	Wacoal Holdings Corp.	2,100	40
	Colowide Co. Ltd.	2,700	40
	Daiseki Co. Ltd.	1,400	40
	Milbon Co. Ltd.	700	40
	Tokuyama Corp.	1,900	40
	Industrial & Infrastructure Fund Investment Corp.	24	40
	Tri Chemical Laboratories Inc.	300	40
	GMO GlobalSign Holdings KK	400	40
	Fuji Soft Inc.	800	39
	Mitsubishi UFJ Lease & Finance Co. Ltd.	8,300	38
	Takashimaya Co. Ltd.	5,000	38
	TS Tech Co. Ltd.	1,300	38
	Sanrio Co. Ltd.	2,500	38
	Shoei Co. Ltd.	1,100	38
	Hitachi Capital Corp.	1,600	37
	en-japan Inc.	1,200	37
	Iriso Electronics Co. Ltd.	900	37
	Kokuyo Co. Ltd.	2,900	37
	Shochiku Co. Ltd.	300	37
	Yokohama Rubber Co. Ltd.	2,500	36
	Fukui Bank Ltd.	1,900	36
	Heiwa Real Estate Co. Ltd.	1,100	36
	Kisoji Co. Ltd.	1,600	36
	Kurimoto Ltd.	2,200	36
	MOS Food Services Inc.	1,400	36
	Toyo Ink SC Holdings Co. Ltd.	1,900	36
	Nippon Electric Glass Co. Ltd.	1,600	35
	OBIC Business Consultants Co. Ltd.	500	35

		Shares	Market Value ($000)
	Sumitomo Rubber Industries Ltd.	3,900	34
	Juroku Bank Ltd.	1,800	34
	Kohnan Shoji Co. Ltd.	1,100	34
	Bank of Nagoya Ltd.	1,300	34
	Bank of Okinawa Ltd.	1,200	34
	Ryoyo Electro Corp.	1,300	34
*	Raksul Inc.	700	34
	Lintec Corp.	1,600	33
	Kaneka Corp.	1,100	33
	Shinwa Co. Ltd.	1,600	33
	Fuso Pharmaceutical Industries Ltd.	1,200	33
	Kumiai Chemical Industry Co. Ltd.	3,400	33
	Nishimatsu Construction Co. Ltd.	1,800	33
	San-In Godo Bank Ltd.	6,400	33
	TKC Corp.	500	33
	Paramount Bed Holdings Co. Ltd.	800	33
*	Aiful Corp.	12,400	32
	Megmilk Snow Brand Co. Ltd.	1,500	32
	Fujikura Kasei Co. Ltd.	6,600	32
	Kyokuyo Co. Ltd.	1,200	32
	Valor Holdings Co. Ltd.	1,300	32
	Japan Material Co. Ltd.	2,300	32
	Joyful Honda Co. Ltd.	2,300	32
	Kyudenko Corp.	1,100	31
	Joshin Denki Co. Ltd.	1,200	31
	Japan Logistics Fund Inc.	11	31
	Glory Ltd.	1,500	30
	Nipro Corp.	2,800	30
	Shizuoka Gas Co. Ltd.	3,200	30
	ValueCommerce Co. Ltd.	900	30
	Resorttrust Inc.	1,900	29
	Ichibanya Co. Ltd.	600	29
	Okura Industrial Co. Ltd.	1,600	29
	San-Ai Oil Co. Ltd.	2,600	29
	Zuiko Corp.	2,800	29
	TOKAI Holdings Corp.	3,100	29
	Nextage Co. Ltd.	2,200	29
	TechMatrix Corp.	1,300	29
	Curves Holdings Co. Ltd.	4,200	29
	Mitsui Fudosan Logistics Park Inc.	6	29
	Bank of the Ryukyus Ltd.	3,300	28
	Organo Corp.	500	28
	Key Coffee Inc.	1,400	28
	Sumitomo Bakelite Co. Ltd.	900	28
	Artnature Inc.	4,400	28
	Insource Co. Ltd.	800	28
	Hiday Hidaka Corp.	1,700	27
	Information Services International-Dentsu Ltd.	400	27
	Nippon Densetsu Kogyo Co. Ltd.	1,300	27
	Ringer Hut Co. Ltd.	1,300	27
	Sumitomo Osaka Cement Co. Ltd.	900	27
	Nippon Light Metal Holdings Co. Ltd.	1,590	27
	NHK Spring Co. Ltd.	4,300	26
	Hokkan Holdings Ltd.	2,000	26
	Toho Holdings Co. Ltd.	1,400	26
	Yushiro Chemical Industry Co. Ltd.	2,300	26
	S-Pool Inc.	3,600	26
	Aiphone Co. Ltd.	1,700	25

		Shares	Market Value ($000)
	Megachips Corp.	900	25
	Chuetsu Pulp & Paper Co. Ltd.	1,900	25
	Chuo Spring Co. Ltd.	900	25
	Fujiya Co. Ltd.	1,100	25
	Furuno Electric Co. Ltd.	2,200	25
	KFC Holdings Japan Ltd.	900	25
	Mitsubishi Pencil Co. Ltd.	1,800	25
	Toho Co. Ltd. (Kobe)	1,300	25
*	Fujikura Ltd.	6,200	24
	Fuji Oil Holdings Inc.	900	24
*	NTN Corp.	11,400	24
	Tokai Tokyo Financial Holdings Inc.	8,000	24
	Toyota Boshoku Corp.	1,800	24
	Keihanshin Building Co. Ltd.	1,300	24
	Morita Holdings Corp.	1,400	24
	Nippon Seiki Co. Ltd.	2,300	24
	Riken Keiki Co. Ltd.	900	24
	Showa Sangyo Co. Ltd.	800	24
	Toyo Corp.	2,400	24
	Tsugami Corp.	1,500	24
*	Create Restaurants Holdings Inc.	4,500	24
	Earth Corp.	400	24
	Restar Holdings Corp.	1,100	24
	Daito Pharmaceutical Co. Ltd.	700	24
	Mirait Holdings Corp.	1,600	24
	North Pacific Bank Ltd.	10,800	24
	SB Technology Corp.	700	24
	LaSalle Logiport REIT	16	24
	Japan Prime Realty Investment Corp.	8	23
	Nisshinbo Holdings Inc.	3,200	23
	Aomori Bank Ltd.	1,000	23
	Meitec Corp.	500	23
	Nagaileben Co. Ltd.	900	23
	Tocalo Co. Ltd.	1,900	23
	Riken Technos Corp.	5,300	23
	Toridoll Holdings Corp.	1,700	23
	KYORIN Holdings Inc.	1,300	23
	Bell System24 Holdings Inc.	1,500	23
	Citizen Watch Co. Ltd.	8,300	22
	Kyodo Printing Co. Ltd.	800	22
	Rock Field Co. Ltd.	1,600	22
	Tsubakimoto Chain Co.	900	22
	Takamiya Co. Ltd.	4,200	22
	Monogatari Corp.	200	22
	Broadleaf Co. Ltd.	3,600	22
	Kansai Mirai Financial Group Inc.	4,500	22
	Starts Proceed Investment Corp.	12	22
	Media Do Co. Ltd.	300	22
	Mori Hills REIT Investment Corp.	16	21
	Itoham Yonekyu Holdings Inc.	3,400	21
	Kintetsu World Express Inc.	1,000	21
	Eizo Corp.	600	21
	JP-Holdings Inc. Class A	7,800	21
	Mitsuuroko Group Holdings Co. Ltd.	1,700	21
	Nihon Parkerizing Co. Ltd.	2,000	21
*	Sagami Holdings Corp.	1,800	21
	Taikisha Ltd.	800	21
	Torishima Pump Manufacturing Co. Ltd.	2,600	21

		Shares	Market Value ($000)
	Totetsu Kogyo Co. Ltd.	800	21
	Transcosmos Inc.	800	21
	Yokowo Co. Ltd.	900	21
	Taiko Pharmaceutical Co. Ltd.	1,300	21
	Nippon Paper Industries Co. Ltd.	1,900	20
	Kato Sangyo Co. Ltd.	600	20
	Achilles Corp.	1,500	20
*	Leopalace21 Corp.	13,500	20
	Nissha Co. Ltd.	1,500	20
	Optex Group Co. Ltd.	1,100	20
	Royal Holdings Co. Ltd.	1,200	20
	Ryoden Corp.	1,400	20
	Saibu Gas Co. Ltd.	600	20
	Sanyo Denki Co. Ltd.	400	20
	Senko Group Holdings Co. Ltd.	2,100	20
	Tokushu Tokai Paper Co. Ltd.	400	20
	Musashi Seimitsu Industry Co. Ltd.	1,300	19
	Central Sports Co. Ltd.	900	19
*	Kappa Create Co. Ltd.	1,400	19
	Mitsui-Soko Holdings Co. Ltd.	900	19
	Mochida Pharmaceutical Co. Ltd.	500	19
	Fujio Food Group Inc.	1,400	19
	Kenedix Office Investment Corp.	3	19
	Comforia Residential REIT Inc.	7	19
	Maeda Road Construction Co. Ltd.	1,100	18
	Belluna Co. Ltd.	2,000	18
	Argo Graphics Inc.	600	18
	Adastria Co. Ltd.	1,100	18
	Tokyo Electron Device Ltd.	600	18
	Mitsubishi Paper Mills Ltd.	5,800	18
	Nanto Bank Ltd.	1,000	18
	Nissan Shatai Co. Ltd.	2,100	18
	ST Corp.	900	18
	Shinko Shoji Co. Ltd.	2,400	18
	Toshiba TEC Corp.	500	18
	Create SD Holdings Co. Ltd.	500	18
	Enigmo Inc.	1,400	18
	Alpha Systems Inc.	500	17
	Daihen Corp.	400	17
	Seiren Co. Ltd.	1,200	17
	Shibuya Corp.	500	17
	Japan Transcity Corp.	3,200	17
	Monex Group Inc.	5,000	17
	Kenedix Residential Next Investment Corp.	10	17
	NIPPON REIT Investment Corp.	5	17
	Ehime Bank Ltd.	1,600	16
	Hokuto Corp.	800	16
	Ines Corp.	1,200	16
	Japan Securities Finance Co. Ltd.	3,400	16
	Kita-Nippon Bank Ltd.	800	16
	Studio Alice Co. Ltd.	900	16
	Meiko Network Japan Co. Ltd.	3,200	16
	Marudai Food Co. Ltd.	1,000	16
	Maruzen Showa Unyu Co. Ltd.	500	16
	Mitsui High-Tec Inc.	600	16
	Nichi-iko Pharmaceutical Co. Ltd.	1,700	16
	Oita Bank Ltd.	700	16
	Tachibana Eletech Co. Ltd.	1,000	16

		Shares	Market Value ($000)
	ASKA Pharmaceutical Co. Ltd.	1,000	16
	Ohara Inc.	1,100	16
	Hirata Corp.	200	16
	Tokyo Kiraboshi Financial Group Inc.	1,500	16
	Japan Medical Dynamic Marketing Inc.	700	16
	Japan Lifeline Co. Ltd.	1,100	15
	IDOM Inc.	2,700	15
	United Arrows Ltd.	1,100	15
	Aichi Bank Ltd.	500	15
	Eiken Chemical Co. Ltd.	800	15
	Hioki EE Corp.	400	15
	Tsukuba Bank Ltd.	7,900	15
	Musashino Bank Ltd.	1,000	15
	Nissin Corp.	1,300	15
	Noritz Corp.	1,000	15
	Plenus Co. Ltd.	900	15
	Shimizu Bank Ltd.	800	15
	Yokogawa Bridge Holdings Corp.	800	15
	UACJ Corp.	900	15
	Yamashin-Filter Corp.	1,500	15
	Daiwa Securities Living Investments Corp.	18	15
*	Atrae Inc.	500	15
	Exedy Corp.	1,200	14
	Okumura Corp.	600	14
	Happinet Corp.	1,000	14
	Keiyo Bank Ltd.	3,100	14
	Axial Retailing Inc.	300	14
	Kenko Mayonnaise Co. Ltd.	800	14
	Mandom Corp.	900	14
	Mizuno Corp.	800	14
	Nippon Suisan Kaisha Ltd.	3,600	14
	Noritake Co. Ltd.	500	14
	Rokko Butter Co. Ltd.	800	14
	Ryosan Co. Ltd.	800	14
	Sanshin Electronics Co. Ltd.	700	14
	Tadano Ltd.	1,800	14
	Tochigi Bank Ltd.	8,000	14
	Zojirushi Corp.	800	14
	Kyokuto Securities Co. Ltd.	2,000	14
	JCU Corp.	400	14
	Link & Motivation Inc.	2,600	14
	TOMONY Holdings Inc.	4,400	14
	AEON REIT Investment Corp.	12	14
	Invesco Office J-Reit Inc.	103	14
	Toppan Forms Co. Ltd.	1,400	13
	BML Inc.	400	13
	Geo Holdings Corp.	1,100	13
	Fuso Chemical Co. Ltd.	400	13
	Fukushima Galilei Co. Ltd.	300	13
	Hodogaya Chemical Co. Ltd.	300	13
	Halows Co. Ltd.	400	13
	Nomura Co. Ltd.	1,700	13
	Nitta Corp.	600	13
	Hyakugo Bank Ltd.	4,200	13
	Shin Nippon Air Technologies Co. Ltd.	600	13
	WATAMI Co. Ltd.	1,500	13
	Yushin Precision Equipment Co. Ltd.	1,700	13
	Mizuho Leasing Co. Ltd.	500	13

	Shares	Market Value ($000)
Alpen Co. Ltd.	600	13
Duskin Co. Ltd.	500	13
Feed One Co. Ltd.	1,580	13
Premier Investment Corp.	11	13
Japan Excellent Inc.	11	13
Autobacs Seven Co. Ltd.	1,000	12
Tomy Co. Ltd.	1,400	12
Belc Co. Ltd.	200	12
Relia Inc.	1,000	12
Daiichi Jitsugyo Co. Ltd.	300	12
Hosokawa Micron Corp.	200	12
Ichiyoshi Securities Co. Ltd.	2,700	12
Marvelous Inc.	1,400	12
Matsuda Sangyo Co. Ltd.	700	12
Nichiha Corp.	400	12
Okamoto Industries Inc.	300	12
SWCC Showa Holdings Co. Ltd.	800	12
SMK Corp.	400	12
Sumitomo Warehouse Co. Ltd.	900	12
Taiyo Holdings Co. Ltd.	200	12
Toho Bank Ltd.	5,700	12
Unipres Corp.	1,400	12
Starzen Co. Ltd.	300	12
MCJ Co. Ltd.	1,300	12
Fuyo General Lease Co. Ltd.	200	12
World Holdings Co. Ltd.	600	12
Japan Best Rescue System Co. Ltd.	1,300	12
Pasona Group Inc.	700	12
YAMABIKO Corp.	900	12
ARTERIA Networks Corp.	800	12
Fixstars Corp.	1,200	12
G-7 Holdings Inc.	500	12
Proto Corp.	1,200	12
I'll Inc.	900	12
Teikoku Electric Manufacturing Co. Ltd.	900	11
MTI Ltd.	1,400	11
Enplas Corp.	400	11
Elematec Corp.	1,200	11
Miyazaki Bank Ltd.	500	11
Kitagawa Corp.	900	11
Komatsu Matere Co. Ltd.	1,200	11
Kyokuto Kaihatsu Kogyo Co. Ltd.	800	11
Kyosan Electric Manufacturing Co. Ltd.	2,800	11
Ichigo Inc.	3,400	11
Maeda Corp.	1,400	11
Michinoku Bank Ltd.	1,000	11
Nichiden Corp.	500	11
Nippon Koei Co. Ltd.	400	11
Mitsubishi Logisnext Co. Ltd.	1,000	11
Noritsu Koki Co. Ltd.	500	11
Okasan Securities Group Inc.	3,200	11
Hyakujushi Bank Ltd.	700	11
Prima Meat Packers Ltd.	400	11
Riso Kagaku Corp.	900	11
T-Gaia Corp.	600	11
Sekisui Jushi Corp. Class A	500	11
Shikoku Bank Ltd.	1,600	11
Pack Corp. Class A	400	11

		Shares	Market Value ($000)
	Tonami Holdings Co. Ltd.	200	11
	Toli Corp.	4,500	11
	Yodogawa Steel Works Ltd.	600	11
	Yonex Co. Ltd.	2,000	11
	Koshidaka Holdings Co. Ltd.	2,800	11
	Macromill Inc.	1,700	11
	KH Neochem Co. Ltd.	400	11
	Moriroku Holdings Co. Ltd.	600	11
	MCUBS MidCity Investment Corp.	14	11
	Activia Properties Inc.	3	11
	Mori Trust Hotel Reit Inc.	10	11
	Kenedix Retail REIT Corp.	5	11
	Samty Residential Investment Corp.	11	11
	Star Asia Investment Corp.	25	11
	Matsui Securities Co. Ltd.	1,300	10
	SKY Perfect JSAT Holdings Inc.	2,300	10
	Advan Co. Ltd.	800	10
	Bank of Saga Ltd.	800	10
	Chugoku Marine Paints Ltd. Class A	1,000	10
	Chukyo Bank Ltd.	500	10
	Cosel Co. Ltd.	900	10
*	Descente Ltd.	600	10
	Fujimi Inc. Class A	300	10
	Fujibo Holdings Inc.	300	10
	Kaga Electronics Co. Ltd.	500	10
	Kanaden Corp.	800	10
	Kansai Super Market Ltd.	800	10
	Kureha Corp.	200	10
	Matsuyafoods Holdings Co. Ltd.	300	10
	Miroku Jyoho Service Co. Ltd.	500	10
*	Nippon Chemi-Con Corp.	700	10
	Nissin Electric Co. Ltd.	900	10
	Shima Seiki Manufacturing Ltd.	600	10
	Takasago Thermal Engineering Co. Ltd.	700	10
	Towa Bank Ltd.	1,700	10
	Tsurumi Manufacturing Co. Ltd.	600	10
	Uchida Yoko Co. Ltd.	200	10
	Asahi Co. Ltd.	700	10
	Mie Kotsu Group Holdings Inc.	2,300	10
	BeNEXT Group Inc.	900	10
	San ju San Financial Group Inc.	800	10
	Maruha Nichiro Corp.	500	10
	Tokyu REIT Inc.	7	10
	Heiwa Real Estate REIT Inc.	9	10
	Hoshino Resorts REIT Inc.	2	10
	Japan Aviation Electronics Industry Ltd.	700	9
	CMK Corp.	2,400	9
	Godo Steel Ltd.	500	9
	Idec Corp.	500	9
	Itoki Corp.	2,900	9
	Koatsu Gas Kogyo Co. Ltd.	1,200	9
*	Micronics Japan Co. Ltd.	1,000	9
	Nippon Signal Co. Ltd.	1,000	9
	Okuwa Co. Ltd.	700	9
	Okinawa Electric Power Co. Inc.	630	9
	Honeys Holdings Co. Ltd.	1,000	9
	Shibaura Machine Co. Ltd.	400	9
	Gree Inc. Class A	1,600	9

		Shares	Market Value ($000)
	World Co. Ltd.	700	9
	Nisso Corp.	1,200	9
*	Japan Display Inc.	19,700	9
	One REIT Inc.	4	9
	Central Glass Co. Ltd.	400	8
	PIA Corp.	300	8
	Nisshin Oillio Group Ltd.	300	8
	Dai-Dan Co. Ltd.	300	8
	Tokai Corp.	400	8
	Toa Corp.	400	8
	Gurunavi Inc.	1,600	8
	Doutor Nichires Holdings Co. Ltd.	600	8
	Senshu Ikeda Holdings Inc.	5,700	8
	Noevir Holdings Co. Ltd.	200	8
*	CHIMNEY Co. Ltd.	700	8
	Mitsubishi Estate Logistics REIT Investment Corp.	2	8
	Daisyo Corp.	800	7
	Sinko Industries Ltd.	400	7
	Daio Paper Corp.	400	7
	Solasto Corp.	500	7
*	Vision Inc.	600	7
	Canon Marketing Japan Inc.	300	6
	Orient Corp.	5,000	6
	Computer Engineering & Consulting Ltd.	400	6
*	FDK Corp.	400	6
	Gakken Holdings Co. Ltd.	400	6
	Neturen Co. Ltd.	1,500	6
	Nichicon Corp.	600	6
	Oki Electric Industry Co. Ltd.	700	6
	Ohsho Food Service Corp.	100	6
	Raito Kogyo Co. Ltd.	400	6
	Riken Vitamin Co. Ltd.	500	6
	Shinmaywa Industries Ltd.	700	6
	Taki Chemical Co. Ltd.	100	6
	Toyo Kanetsu KK	300	6
	Kameda Seika Co. Ltd.	100	5
	Kanematsu Corp.	400	5
*	KNT-CT Holdings Co. Ltd.	600	5
	Sumitomo Mitsui Construction Co. Ltd.	1,300	5
	Nippon Soda Co. Ltd.	200	5
	Nitto Kogyo Corp.	300	5
	Okamura Corp.	600	5
	Pacific Industrial Co. Ltd.	500	5
	NS United Kaiun Kaisha Ltd.	400	5
	Towa Pharmaceutical Co. Ltd.	300	5
	H2O Retailing Corp.	700	4
*	Akebono Brake Industry Co. Ltd.	2,700	4
	J Trust Co. Ltd.	2,100	4
	Chiyoda Integre Co. Ltd.	300	4
	PAL GROUP Holdings Co. Ltd.	400	4
	Kanamoto Co. Ltd.	200	4
	Sangetsu Corp.	300	4
	Sanoh Industrial Co. Ltd.	600	4
	Sumida Corp.	400	4
*	Toho Zinc Co. Ltd.	200	4
	Yahagi Construction Co. Ltd. Class A	500	4
	KAWADA TECHNOLOGIES Inc.	100	4

		Shares	Market Value ($000)
	Sankyo Tateyama Inc.	500	4
	Obara Group Inc.	100	3
	Future Corp.	200	3
	Gunze Ltd.	100	3
	Seiko Holdings Corp.	200	3
	Press Kogyo Co. Ltd.	1,000	3
	Futaba Industrial Co. Ltd.	500	2
	Ichikoh Industries Ltd.	400	2
*	Nippon Sheet Glass Co. Ltd. Class A	600	2
	Nippon Thompson Co. Ltd.	500	2
	Riken Corp.	100	2
	Tamron Co. Ltd.	100	2
	Qol Holdings Co. Ltd.	200	2
			272,404
Kuwait (0.2%)
	National Bank of Kuwait SAKP	432,333	1,191
	Kuwait Finance House KSCP	265,414	592
	Mobile Telecommunications Co. KSC	138,233	263
	Agility Public Warehousing Co. KSC	91,224	192
	Gulf Bank KSCP	114,846	79
*	Warba Bank KSCP	73,617	58
	Mabanee Co. KPSC	26,580	54
	National Industries Group Holding SAK	83,406	48
	Burgan Bank SAK	64,356	42
	Kuwait International Bank KSCP	54,381	37
*	Alimtiaz Investment Group KSC	101,143	32
	Integrated Holding Co. KCSC	21,901	26
			2,614
Malaysia (0.6%)
	Public Bank Bhd.	217,200	924
	Malayan Banking Bhd.	406,800	789
	Top Glove Corp. Bhd.	357,600	625
	CIMB Group Holdings Bhd.	463,300	412
	Hartalega Holdings Bhd.	103,400	365
	Press Metal Aluminium Holdings Bhd.	194,300	334
	Petronas Chemicals Group Bhd.	185,700	293
	Axiata Group Bhd.	310,300	270
	Sime Darby Plantation Bhd.	221,600	266
*	Supermax Corp. Bhd.	113,584	256
	IHH Healthcare Bhd.	180,800	249
	DiGi.Com Bhd.	240,900	236
	Maxis Bhd.	192,000	231
	IOI Corp. Bhd.	194,000	208
	Sime Darby Bhd.	364,000	206
	MISC Bhd.	118,900	198
	PPB Group Bhd.	42,100	192
	AMMB Holdings Bhd.	233,300	190
	Hong Leong Bank Bhd.	40,100	169
	Petronas Gas Bhd.	36,800	164
	Nestle Malaysia Bhd.	4,900	161
	Kuala Lumpur Kepong Bhd.	26,000	149
	RHB Bank Bhd.	109,000	137
	Kossan Rubber Industries	89,100	137
	HAP Seng Consolidated Bhd.	67,400	136
	Gamuda Bhd.	131,200	115
	Inari Amertron Bhd.	154,400	102
	QL Resources Bhd.	64,800	101

		Shares	Market Value ($000)
	TIME dotCom Bhd.	27,300	92
	IJM Corp. Bhd.	203,900	81
	VS Industry Bhd.	138,400	80
	Malaysia Airports Holdings Bhd.	61,900	79
	Bursa Malaysia Bhd.	39,500	79
	Frontken Corp. Bhd.	96,400	77
	Telekom Malaysia Bhd.	58,382	72
	Alliance Bank Malaysia Bhd.	105,000	68
	Hong Leong Financial Group Bhd.	15,600	63
	Westports Holdings Bhd.	56,800	60
	Pentamaster Corp. Bhd.	46,050	56
	Pavilion REIT	139,100	54
	Yinson Holdings Bhd.	40,300	52
	Malakoff Corp. Bhd.	234,200	51
	Genting Plantations Bhd.	17,300	40
	Sunway Construction Group Bhd.	88,900	40
	My EG Services Bhd.	96,900	39
	KPJ Healthcare Bhd.	163,000	38
	Scientex Bhd.	12,800	37
	Fraser & Neave Holdings Bhd.	4,400	35
*	YTL Corp. Bhd.	215,863	34
	FGV Holdings Bhd.	111,200	33
	Muhibbah Engineering M Bhd.	115,300	27
	Bermaz Auto Bhd.	78,400	26
	ViTrox Corp. Bhd.	6,800	25
	IGB REIT	58,200	24
	IOI Properties Group Bhd.	76,300	23
	Padini Holdings Bhd.	32,200	21
	Malaysia Building Society Bhd.	145,400	21
	AEON Credit Service M Bhd.	7,400	19
	Malaysian Resources Corp. Bhd.	157,800	18
	Sime Darby Property Bhd.	120,400	18
*	AirAsia Group Bhd.	90,800	16
	Sunway Bhd.	45,500	16
	Cahya Mata Sarawak Bhd.	36,800	15
*	Pos Malaysia Bhd.	56,800	14
*	UEM Sunrise Bhd.	131,300	14
	Leong Hup International Bhd.	68,700	12
	SP Setia Bhd. Group	54,100	11
	Astro Malaysia Holdings Bhd.	44,400	8
			9,203
Mexico (0.6%)
	America Movil SAB de CV	2,227,841	1,667
	Fomento Economico Mexicano SAB de CV	168,023	1,213
*	Grupo Financiero Banorte SAB de CV	241,300	1,208
	Wal-Mart de Mexico SAB de CV	358,800	945
	Cemex SAB de CV	1,381,700	629
	Grupo Bimbo SAB de CV Class A	247,834	524
[3]	Macquarie Mexico Real Estate Management SA de CV	240,663	306
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	22,600	231
	Grupo Elektra SAB de CV	3,455	221
	Fibra Uno Administracion SA de CV	171,100	170
	Gruma SAB de CV Class B	11,925	131
*	Grupo Aeroportuario del Sureste SAB de CV Class B	8,830	131
*	Grupo Financiero Inbursa SAB de CV	130,700	128

		Shares	Market Value ($000)
*	Grupo Aeroportuario del Centro Norte SAB de CV	19,700	114
	Industrias Penoles SAB de CV	7,330	108
	Orbia Advance Corp. SAB de CV	51,600	106
*	Infraestructura Energetica Nova SAB de CV	29,600	105
	PLA Administradora Industrial S de RL de CV	57,700	83
*	Telesites SAB de CV	75,400	79
	Coca-Cola Femsa SAB de CV	16,100	73
	Prologis Property Mexico SA de CV	32,474	70
	Bolsa Mexicana de Valores SAB de CV	29,300	66
	La Comer SAB de CV	30,000	62
*	Regional SAB de CV	14,000	60
	Arca Continental SAB de CV	10,900	53
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	49,600	52
*,3	Banco del Bajio SA	41,500	52
	Kimberly-Clark de Mexico SAB de CV Class A	30,500	48
	Corp. Inmobiliaria Vesta SAB de CV	26,400	47
	Qualitas Controladora SAB de CV	9,100	44
	Grupo Cementos de Chihuahua SAB de CV	7,900	42
*	Axtel SAB de CV	100,863	41
*	Alsea SAB de CV	29,400	40
*	Genomma Lab Internacional SAB de CV Class B	40,500	40
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	34,300	36
*	Gentera SAB de CV	76,600	33
	Grupo Carso SAB de CV	12,700	29
	Grupo Comercial Chedraui SA de CV	16,200	23
	Grupo Herdez SAB de CV	11,200	22
	Concentradora Fibra Danhos SA de CV	17,600	21
*	El Puerto de Liverpool SAB de CV	5,800	19
*	Credito Real SAB de CV SOFOM ER	32,300	18
*	Unifin Financiera SAB de CV	10,874	14
[3]	Nemak SAB de CV	33,200	11
*	Grupo Rotoplas SAB de CV	8,469	9
	Grupo Lala SAB de CV	4,300	3
			9,127
Netherlands (2.8%)
	ASML Holding NV	28,344	12,315
*,3	Adyen NV	1,898	3,626
*	Koninklijke Philips NV	65,002	3,350
*	Prosus NV	30,592	3,316
*	ING Groep NV	275,765	2,682
	Koninklijke Ahold Delhaize NV	75,539	2,160
	Koninklijke DSM NV	13,102	2,139
	Wolters Kluwer NV	20,613	1,726
	Akzo Nobel NV	15,156	1,605
	Koninklijke KPN NV	295,679	880
	NN Group NV	21,214	857
*	QIAGEN NV	17,007	820
	IMCD NV	6,233	777
*,3	Just Eat Takeaway.com NV (XLON)	7,125	750
*	Randstad NV	10,662	659
	ASM International NV	3,344	590
	ASR Nederland NV	14,370	533
	Aegon NV	137,492	509
*,3	Signify NV	7,617	321

		Shares	Market Value ($000)
	TKH Group NV	6,273	295
*,3	ABN AMRO Bank NV	28,653	293
	Koninklijke Vopak NV	4,251	223
	BE Semiconductor Industries NV	4,094	213
*	Altice Europe NV Class B	37,435	196
	Corbion NV	3,441	177
*,3	Just Eat Takeaway.com NV (XAMS)	1,113	118
*	Boskalis Westminster	4,957	114
*	PostNL NV	26,890	92
*,3	Basic-Fit NV	2,013	73
*,3	GrandVision NV	2,361	73
	APERAM SA	1,818	69
*	OCI NV	4,004	69
*,3	Intertrust NV	3,923	67
*	Eurocommercial Properties NV	3,038	52
[3]	Flow Traders	1,304	42
*	Sligro Food Group NV	1,092	24
	NSI NV	593	24
	Vastned Retail NV	701	19
*	Altice Europe NV	3,147	17
*,3	NIBC Holding NV	1,845	16
	Wereldhave NV	895	12
*	Accell Group NV	378	12
*	TomTom NV	1,235	10
			41,915
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	45,099	1,136
	Spark New Zealand Ltd.	217,894	697
	Auckland International Airport Ltd.	124,252	678
*	a2 Milk Co. Ltd.	64,891	671
*	Xero Ltd.	5,983	582
	Contact Energy Ltd.	100,447	549
	Meridian Energy Ltd.	74,702	337
	Ryman Healthcare Ltd.	22,205	229
*	Fletcher Building Ltd.	36,220	142
	Mercury NZ Ltd.	31,846	134
	Chorus Ltd.	23,163	133
	Infratil Ltd.	25,410	106
*	Pushpay Holdings Ltd.	74,424	92
	EBOS Group Ltd.	5,104	89
	Goodman Property Trust	41,081	69
	Summerset Group Holdings Ltd.	7,897	59
	Kiwi Property Group Ltd.	52,969	44
	Precinct Properties New Zealand Ltd.	28,677	35
*	Air New Zealand Ltd.	26,170	33
	Argosy Property Ltd.	30,833	32
	Freightways Ltd.	4,706	31
*	Kathmandu Holdings Ltd.	32,990	28
	Heartland Group Holdings Ltd.	21,745	22
*	Tourism Holdings Ltd.	8,218	15
	Vital Healthcare Property Trust	5,466	12
	Scales Corp. Ltd.	3,089	11
*	Vista Group International Ltd.	9,184	11
*	Synlait Milk Ltd.	1,759	7
			5,984
Norway (0.5%)
*	DNB ASA	76,740	1,384

		Shares	Market Value ($000)
	Telenor ASA	51,193	871
	Mowi ASA	37,610	763
	Yara International ASA	17,184	697
	Norsk Hydro ASA	153,051	620
*	Storebrand ASA	76,949	544
	TOMRA Systems ASA	9,797	420
*	Nordic Semiconductor ASA	25,598	368
*	Schibsted ASA Class B	8,701	316
*	NEL ASA	94,462	258
[3]	Scatec ASA	8,081	252
*	Adevinta ASA	14,003	230
*	Bakkafrost P/F	2,692	168
*	Salmar ASA	2,436	133
	Gjensidige Forsikring ASA	5,807	126
*	Schibsted ASA Class A	2,950	120
[3]	Entra ASA	5,109	102
	Borregaard ASA	4,990	73
*	Norwegian Finans Holding ASA	8,395	67
*	SpareBank 1 SR-Bank ASA	6,069	61
	SpareBank 1 SMN	5,532	59
[3]	BW LPG Ltd.	8,413	54
*	Veidekke ASA	3,082	45
*	Atea ASA	3,166	42
	Leroy Seafood Group ASA	5,955	37
	Aker ASA Class A	648	37
*,3	Sbanken ASA	3,743	30
	Frontline Ltd.	4,078	26
	Austevoll Seafood ASA	1,525	14
[3]	Elkem ASA	4,052	13
*	Grieg Seafood ASA	1,064	9
			7,939
Pakistan (0.0%)
*	SUI Southern Gas Co. Ltd.	865,102	75
*	Lucky Cement Ltd.	16,400	67
	Millat Tractors Ltd.	9,500	61
	MCB Bank Ltd.	43,000	48
	Bank Alfalah Ltd.	219,000	48
	Searle Co. Ltd.	29,928	44
*	National Bank of Pakistan	134,500	34
*	Fauji Cement Co. Ltd.	244,500	32
	Habib Bank Ltd.	35,200	29
*	Hub Power Co. Ltd.	40,512	20
	Fauji Fertilizer Co. Ltd.	28,500	18
*	DG Khan Cement Co. Ltd.	23,500	15
	Kot Addu Power Co. Ltd.	77,500	14
	SUI Northern Gas Pipeline	41,500	11
	Engro Corp. Ltd.	2,420	5
*	Searle Co. Ltd. Rights Exp. 12/30/2020	3,890	2
			523
Peru (0.0%)
*	Cia de Minas Buenaventura SAA ADR	8,252	92
Philippines (0.2%)
	Ayala Land Inc.	576,700	456
	BDO Unibank Inc.	186,120	401
	Bank of the Philippine Islands	229,780	398
	Ayala Corp.	20,270	348
	Universal Robina Corp.	53,440	158

		Shares	Market Value ($000)
	PLDT Inc.	5,565	152
	International Container Terminal Services Inc.	60,980	149
	Metropolitan Bank & Trust Co.	124,857	125
	Jollibee Foods Corp.	19,800	78
	Security Bank Corp.	29,720	77
	Manila Electric Co.	13,230	77
	Globe Telecom Inc.	1,805	73
	Metro Pacific Investments Corp.	813,000	69
	GT Capital Holdings Inc.	5,680	69
	Robinsons Retail Holdings Inc.	43,330	61
	Wilcon Depot Inc.	130,900	49
	Aboitiz Power Corp.	79,100	42
	Century Pacific Food Inc.	115,400	42
	Puregold Price Club Inc.	41,100	36
*	Cebu Air Inc.	33,720	33
	First Gen Corp.	50,200	31
	Vista Land & Lifescapes Inc.	258,100	26
*	Manila Water Co. Inc.	82,600	25
	Nickel Asia Corp.	144,000	14
	Filinvest Land Inc.	339,000	8
*,3	CEMEX Holdings Philippines Inc.	186,933	6
			3,003
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	89,513	630
*	CD Projekt SA	4,437	461
*	Powszechny Zaklad Ubezpieczen SA	49,917	335
*	Bank Polska Kasa Opieki SA	21,917	332
*	KGHM Polska Miedz SA	8,135	324
*,3	Dino Polska SA	2,733	184
*	LPP SA	47	86
	Cyfrowy Polsat SA	9,908	71
*	Orange Polska SA	35,360	59
*	Santander Bank Polska SA	1,183	55
*	KRUK SA	1,119	42
	Asseco Poland SA	2,077	37
*	Bank Millennium SA	36,166	27
*	Alior Bank SA	5,709	25
*	CCC SA	1,414	24
	Warsaw Stock Exchange	1,564	18
*	mBank SA	411	17
*	AmRest Holdings SE	2,391	16
*	Bank Handlowy w Warszawie SA	1,155	10
			2,753
Portugal (0.1%)
	Jeronimo Martins SGPS SA	13,205	226
	EDP Renovaveis SA	8,294	176
	REN - Redes Energeticas Nacionais SGPS SA	46,945	129
*	Banco Comercial Portugues SA	534,629	75
	NOS SGPS SA	12,728	49
*	CTT-Correios de Portugal SA	11,496	33
	Sonae SGPS SA	24,793	20
*,1	Mota-Engil SGPS SA	10,000	17
	Corticeira Amorim SGPS SA	1,299	16
*	Navigator Co. SA	4,298	13
	Altri SGPS SA	1,635	9
			763

		Shares	Market Value ($000)
Qatar (0.2%)
	Qatar National Bank QPSC	309,121	1,500
	Industries Qatar QSC	132,589	400
	Masraf Al Rayan QSC	246,226	289
	Qatar Fuel QSC	32,848	167
	Commercial Bank PSQC	139,035	165
	Mesaieed Petrochemical Holding Co.	245,875	141
	Qatar Gas Transport Co. Ltd.	157,402	140
	Qatar International Islamic Bank QSC	55,368	135
	Ooredoo QPSC	55,657	103
	Barwa Real Estate Co.	104,369	94
*	Doha Bank QPSC	114,798	74
	Vodafone Qatar QSC	149,752	55
	Medicare Group	18,270	46
	United Development Co. QSC	110,458	46
			3,355
Romania (0.0%)
	Banca Transilvania SA	147,397	79
Russia (0.3%)
	Sberbank of Russia PJSC	710,760	2,313
	Magnit PJSC	4,481	290
	Polyus PJSC	1,512	289
	Mobile TeleSystems PJSC	47,820	202
	Moscow Exchange MICEX-RTS PJSC	87,740	176
	Inter RAO UES PJSC	2,360,000	159
	Novolipetskiy Metallurgicheskiy Kombinat PAO	50,210	127
	Detsky Mir PJSC	65,330	120
	Sistema PJSFC	270,300	109
	PhosAgro PJSC	2,035	80
	Rostelecom PJSC	63,790	80
	VTB Bank PJSC GDR	84,419	77
	Mobile TeleSystems PJSC ADR	8,336	72
	Polyus PJSC GDR	736	70
	RusHydro PJSC	6,697,000	69
	ENEL RUSSIA PJSC	5,124,000	61
	M.Video PJSC	4,770	45
	VTB Bank PJSC	92,410,000	45
	OGK-2 PJSC	3,581,000	34
	ROSSETI PJSC	1,524,000	34
*	Aeroflot PJSC	33,650	32
	Federal Grid Co. Unified Energy System PJSC	12,120,000	32
	Unipro PJSC	864,000	31
	Mosenergo PJSC	1,150,000	31
	TGC-1 PJSC	209,400,000	29
	Rosseti Lenenergo PJSC Preference Shares	14,320	28
			4,635
Saudi Arabia (0.5%)
	Al Rajhi Bank	84,450	1,683
	Saudi Basic Industries Corp.	59,785	1,543
	National Commercial Bank	94,055	1,061
	Saudi British Bank	68,577	495
*	Saudi Arabian Mining Co.	25,339	284
	Almarai Co. JSC	15,676	234
	Savola Group	18,588	228
*	Etihad Etisalat Co.	26,124	206
	Saudi Airlines Catering Co.	7,250	153
	Arriyadh Development Co.	29,645	139

		Shares	Market Value ($000)
	Abdullah Al Othaim Markets Co.	3,721	126
	Yanbu Cement Co.	8,984	84
*	Fawaz Abdulaziz Al Hokair & Co.	14,562	84
*	Sahara International Petrochemical Co.	18,413	82
*	Saudi Ground Services Co.	9,489	79
	Saudia Dairy & Foodstuff Co.	1,634	76
	Arabian Centres Co. Ltd.	10,712	71
*	National Industrialization Co.	17,469	61
	Eastern Province Cement Co.	3,756	39
	Dur Hospitality Co.	4,553	36
	Leejam Sports Co. JSC	1,756	33
*	Hail Cement Co.	7,428	32
	City Cement Co.	4,930	31
	Najran Cement Co.	6,694	30
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	5,005	30
*	Astra Industrial Group	3,920	28
*	Saudi Ceramic Co.	2,077	25
	United International Transportation Co.	2,180	23
*	Aseer Trading Tourism & Manufacturing Co.	4,952	21
*	Mediterranean & Gulf Insurance & Reinsurance Co.	3,316	20
	Northern Region Cement Co.	4,004	13
*	Saudi Public Transport Co.	2,136	10
			7,060
Singapore (0.8%)
	DBS Group Holdings Ltd.	133,300	2,487
	Oversea-Chinese Banking Corp. Ltd.	238,900	1,781
	United Overseas Bank Ltd.	95,100	1,582
	Singapore Telecommunications Ltd.	495,700	879
	Singapore Exchange Ltd.	86,000	567
	CapitaLand Ltd.	245,000	567
	UOL Group Ltd.	100,800	549
	City Developments Ltd.	84,900	489
	Wilmar International Ltd.	150,087	467
	ComfortDelGro Corp. Ltd.	331,200	405
	Singapore Press Holdings Ltd.	288,500	254
*	Singapore Airlines Ltd.	64,700	208
	Mapletree Logistics Trust	120,547	176
	Venture Corp. Ltd.	12,200	170
	Keppel DC REIT	65,128	136
	Frasers Logistics & Commercial Trust	119,889	123
*	Sembcorp Marine Ltd.	883,631	106
	NetLink NBN Trust	123,400	89
	Frasers Centrepoint Trust	49,819	86
*	SATS Ltd.	23,700	73
	Sembcorp Industries Ltd.	50,600	69
	Manulife US REIT	70,694	53
	Ascendas India Trust	51,300	52
	Hutchison Port Holdings Trust	263,500	49
	Ascott Residence Trust	63,500	49
	CapitaLand Retail China Trust	47,600	43
	Parkway Life REIT	14,600	43
	Cromwell European REIT	70,200	41
	ARA LOGOS Logistics Trust	73,600	33
	Fortune REIT Class B	36,000	33
	CDL Hospitality Trusts	33,500	31
	Keppel Infrastructure Trust	76,700	31

		Shares	Market Value ($000)
*	COSCO Shipping International Singapore Co. Ltd.	150,600	30
	ESR-REIT	98,161	30
	Far East Hospitality Trust	55,500	26
	Golden Agri-Resources Ltd.	168,800	20
	StarHub Ltd.	21,100	20
	AIMS APAC REIT	22,700	20
	Singapore Post Ltd.	36,200	19
	Starhill Global REIT	53,100	19
	OUE Commercial REIT	68,600	19
	Soilbuild Business Space REIT	47,100	17
	Prime US REIT	21,600	17
	Olam International Ltd.	14,300	16
*	Yoma Strategic Holdings Ltd.	71,400	15
	First Resources Ltd.	15,300	15
	Sabana Shari'ah Compliant Industrial REIT	61,100	15
	Raffles Medical Group Ltd.	23,700	15
	First REIT	44,200	14
	Frasers Hospitality Trust	32,000	13
	Singapore Telecommunications Ltd. (XSES)	6,300	11
	Lippo Malls Indonesia Retail Trust	145,300	9
*,2	Eagle Hospitality Trust	38,000	5
[2]	Best World International Ltd.	3,000	3
*	CapitaLand Retail China Trust Rights Exp. 12/31/2020	2,665	—
			12,089
South Africa (1.2%)
	Naspers Ltd.	30,115	6,054
	FirstRand Ltd.	346,543	1,016
	Standard Bank Group Ltd.	96,337	753
	Impala Platinum Holdings Ltd.	59,058	618
	Gold Fields Ltd.	61,276	531
*	Capitec Bank Holdings Ltd.	6,147	513
	Bid Corp. Ltd.	27,821	500
	Sanlam Ltd.	127,865	456
	Absa Group Ltd.	64,051	453
	Bidvest Group Ltd.	37,128	389
	Clicks Group Ltd.	25,064	378
	SPAR Group Ltd.	29,073	357
	Shoprite Holdings Ltd.	42,931	355
	Vodacom Group Ltd.	44,019	349
	Mr Price Group Ltd.	33,017	345
	Remgro Ltd.	52,948	313
	Nedbank Group Ltd.	34,852	275
	Anglo American Platinum Ltd.	3,786	275
	Foschini Group Ltd.	39,138	248
	AVI Ltd.	53,793	247
*	Northam Platinum Ltd.	21,530	245
	Growthpoint Properties Ltd.	297,745	229
	MultiChoice Group	26,318	220
	Old Mutual Ltd.	287,740	216
	Tiger Brands Ltd.	16,213	205
*	Aspen Pharmacare Holdings Ltd.	23,157	184
*	Harmony Gold Mining Co. Ltd.	37,819	156
	Discovery Ltd.	17,390	138
	NEPI Rockcastle plc	22,271	113
	Woolworths Holdings Ltd.	44,809	101
	Imperial Logistics Ltd.	37,845	94

		Shares	Market Value ($000)
	Kumba Iron Ore Ltd.	2,524	86
	PSG Group Ltd.	18,993	69
*	Redefine Properties Ltd.	431,631	66
	Pick n Pay Stores Ltd.	17,483	57
	African Rainbow Minerals Ltd.	3,638	56
*	Sappi Ltd.	27,516	51
	Life Healthcare Group Holdings Ltd.	50,588	51
	Rand Merchant Investment Holdings Ltd.	24,312	48
	Netcare Ltd.	58,579	47
*	Omnia Holdings Ltd.	12,166	37
	Fortress REIT Ltd. Class A	42,461	36
*	Motus Holdings Ltd.	9,755	36
	Transaction Capital Ltd.	22,385	35
	Truworths International Ltd.	12,114	28
*	Super Group Ltd.	16,852	26
	DRDGOLD Ltd.	24,680	25
	Telkom SA SOC Ltd.	11,863	24
	JSE Ltd.	2,651	21
	Resilient REIT Ltd.	8,399	20
	Cashbuild Ltd.	1,125	19
	Fortress REIT Ltd. Class B	128,098	19
	AECI Ltd.	3,214	18
	Barloworld Ltd.	3,920	18
*	KAP Industrial Holdings Ltd.	97,643	18
*	DataTec Ltd.	9,473	16
	Allied Electronics Corp. Ltd. Class A	8,295	16
	Investec Australia Property Fund	15,996	15
	Coronation Fund Managers Ltd.	4,546	12
	Liberty Holdings Ltd.	2,847	11
*,3	Dis-Chem Pharmacies Ltd.	8,756	11
	Santam Ltd.	637	10
	Momentum Metropolitan Holdings	10,419	10
*	Hyprop Investments Ltd.	5,458	10
*	RMB Holdings Ltd.	102,058	8
*	EPP NV	15,500	8
*	Massmart Holdings Ltd.	2,664	7
*	Raubex Group Ltd.	3,971	6
	SA Corporate Real Estate Ltd.	52,269	5
	Astral Foods Ltd.	453	4
			17,386
South Korea (4.0%)
	Samsung Electronics Co. Ltd.	301,407	18,169
	Samsung Electronics Co. Ltd. Preference Shares	95,790	5,285
	SK Hynix Inc.	36,356	3,204
	LG Chem Ltd.	3,362	2,443
	NAVER Corp.	9,169	2,308
*	Celltrion Inc.	7,279	2,239
	Samsung SDI Co. Ltd.	3,674	1,774
	Kakao Corp.	3,711	1,237
	KB Financial Group Inc.	27,126	1,121
	Hyundai Mobis Co. Ltd.	4,478	989
	Shinhan Financial Group Co. Ltd.	31,849	938
	LG Household & Health Care Ltd.	640	875
*,3	Samsung Biologics Co. Ltd.	913	649
	Hana Financial Group Inc. Class A	20,328	618
	LG Electronics Inc.	6,962	538
	Samsung Electro-Mechanics Co. Ltd.	3,809	537

		Shares	Market Value ($000)
*	Celltrion Healthcare Co. Ltd.	4,667	515
	LG Corp.	5,932	378
	Mirae Asset Daewoo Co. Ltd.	44,001	377
	Samsung Fire & Marine Insurance Co. Ltd.	2,162	367
	Woori Financial Group Inc.	37,854	335
	Samsung SDS Co. Ltd.	2,132	334
	Samsung Securities Co. Ltd.	8,223	293
	Samsung Life Insurance Co. Ltd.	4,386	282
	CJ CheilJedang Corp.	820	268
	Lotte Chemical Corp.	962	245
	Amorepacific Corp.	1,501	242
*	Coway Co. Ltd.	3,679	231
	Hanwha Solutions Corp.	5,132	221
*	Celltrion Pharm Inc.	1,282	219
*	HMM Co. Ltd.	17,333	209
	BNK Financial Group Inc.	41,100	209
*	LG Display Co. Ltd.	14,352	198
	Hyundai Glovis Co. Ltd.	1,212	195
	SK Telecom Co. Ltd. ADR	7,908	186
*	Samsung Heavy Industries Co. Ltd.	29,423	181
*	Alteogen Inc.	1,236	180
	Industrial Bank of Korea	20,978	176
	Seegene Inc.	992	170
	Green Cross Corp.	508	165
	Hankook Tire & Technology Co. Ltd.	5,293	157
	SK Telecom Co. Ltd.	729	156
	Hanmi Pharm Co. Ltd.	455	148
	Kumho Petrochemical Co. Ltd.	1,154	145
*	Genexine Inc.	1,234	144
	DB Insurance Co. Ltd.	3,507	139
	Hyundai Steel Co.	4,816	138
	Hanon Systems	9,821	134
	Hanjin Kal Corp.	1,977	134
	LG Uplus Corp.	11,719	127
	Amorepacific Corp. Preference Shares	2,542	124
*,3	Netmarble Corp.	1,080	122
	LG Innotek Co. Ltd.	851	120
*	Samsung Engineering Co. Ltd.	9,307	115
	POSCO Chemical Co. Ltd.	1,365	113
	Douzone Bizon Co. Ltd.	1,188	113
*	KMW Co. Ltd.	1,667	111
	DB HiTek Co. Ltd.	3,431	110
	Sam Young Electronics Co. Ltd.	11,789	100
*	Oscotec Inc.	1,654	92
	Cheil Worldwide Inc.	4,639	87
	AMOREPACIFIC Group	1,838	87
*	Hanall Biopharma Co. Ltd.	2,743	87
	KISCO Corp.	14,830	86
	Hyundai Marine & Fire Insurance Co. Ltd.	4,154	84
	DGB Financial Group Inc.	12,506	82
	Lotte Corp.	2,544	81
	Youlchon Chemical Co. Ltd.	4,389	78
	S-1 Corp.	1,089	78
	KIWOOM Securities Co. Ltd.	699	78
	Com2uSCorp	643	78
	LEENO Industrial Inc.	690	76
	Chong Kun Dang Pharmaceutical Corp.	485	76
*	Hugel Inc.	426	76

		Shares	Market Value ($000)
	Lotte Shopping Co. Ltd.	821	75
	JB Financial Group Co. Ltd.	15,012	74
	DB Financial Investment Co. Ltd.	17,248	72
	Mando Corp.	1,639	72
	Korea Asset In Trust Co. Ltd.	19,799	71
*	CJ Logistics Corp.	466	70
	SK Securities Co. Ltd.	95,836	70
	Modetour Network Inc.	3,999	70
*	Hansol Holdings Co. Ltd.	21,213	69
*	WONIK IPS Co. Ltd.	1,912	69
*	HLB Life Science Co. Ltd. Class A	2,825	68
	Hansol Chemical Co. Ltd.	476	67
*	Eusu Holdings Co. Ltd.	13,318	66
	Hyundai Department Store Co. Ltd.	1,007	64
*	Pharmicell Co. Ltd.	3,430	64
*	SFA Semicon Co. Ltd.	12,924	62
*	Korea Line Corp.	22,900	62
	Samchully Co. Ltd.	817	62
	Eugene Investment & Securities Co. Ltd.	16,946	61
	Koh Young Technology Inc.	700	59
	LG Chem Ltd. Preference Shares	180	58
	Ecopro BM Co. Ltd.	422	58
	LG Electronics Inc. Preference Shares	1,903	57
	KC Co. Ltd.	2,474	56
	SK Materials Co. Ltd.	235	55
	Daishin Securities Co. Ltd.	4,420	55
	Hyundai Mipo Dockyard Co. Ltd.	1,274	55
	Korean Reinsurance Co.	7,895	55
	NH Investment & Securities Co. Ltd.	5,595	54
	Posco ICT Co. Ltd.	8,529	54
	Hyundai Elevator Co. Ltd. Class A	1,469	53
*	OCI Co. Ltd.	852	53
*	GemVax & Kael Co. Ltd.	2,484	53
	JYP Entertainment Corp.	1,555	53
*	LegoChem Biosciences Inc.	1,017	53
	Bukwang Pharmaceutical Co. Ltd.	2,284	52
	NICE Information Service Co. Ltd.	2,655	51
	Meritz Fire & Marine Insurance Co. Ltd.	3,925	51
	Hanil Cement Co. Ltd.	597	50
	Ilyang Pharmaceutical Co. Ltd.	837	49
	Sebang Global Battery Co. Ltd.	1,217	48
	Youngone Corp.	1,785	48
	Meritz Securities Co. Ltd.	14,217	47
	NHN KCP Corp.	781	47
	Kolmar Korea Holdings Co. Ltd.	2,068	46
	Dongjin Semichem Co. Ltd.	1,655	46
	LG Household & Health Care Ltd. Preference Shares	73	46
	LOTTE Fine Chemical Co. Ltd.	919	46
	Green Cross Holdings Corp.	1,408	46
	DoubleUGames Co. Ltd.	858	46
	Eo Technics Co. Ltd.	486	45
*	Inscobee Inc.	20,202	43
	Huchems Fine Chemical Corp.	1,974	43
	Samsung Card Co. Ltd.	1,450	43
*	Mezzion Pharma Co. Ltd.	269	43
*	ST Pharm Co. Ltd.	603	43
	Innocean Worldwide Inc.	818	43

		Shares	Market Value ($000)
*	Lotte Tour Development Co. Ltd.	2,873	43
	Hanjin Transportation Co. Ltd.	942	42
	Hanssem Co. Ltd.	478	42
	L&F Co. Ltd.	926	42
	Samyang Holdings Corp.	688	42
	BGF retail Co. Ltd.	359	41
	NS Shopping Co. Ltd.	3,459	41
	E1 Corp.	958	40
	LS Electric Co. Ltd.	794	40
*	COSON Co. Ltd.	8,045	40
	Samyang Corp.	836	40
	KC Tech Co. Ltd.	1,832	40
*	Ace Technologies Corp.	1,828	40
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	286	39
	Interpark Corp.	19,256	39
*	Binex Co. Ltd.	1,451	39
	Ecopro Co. Ltd.	957	39
	Zinus Inc.	413	39
	Jusung Engineering Co. Ltd.	5,447	38
	Hyundai Greenfood Co. Ltd.	5,061	38
	Daewoong Co. Ltd.	1,595	37
	Sam Chun Dang Pharm Co. Ltd.	704	37
*	Gamevil Inc.	1,234	37
	Cosmax Inc.	428	37
	Jeil Pharmaceutical Co. Ltd.	482	37
	Korea Petrochemical Ind Co. Ltd.	162	36
	Daewoong Pharmaceutical Co. Ltd.	383	36
*	Yungjin Pharmaceutical Co. Ltd.	4,897	36
	Hansol Paper Co. Ltd.	2,818	36
*	Wonik Holdings Co. Ltd.	6,264	35
	Dong-A Socio Holdings Co. Ltd.	303	35
	NICE Holdings Co. Ltd.	1,978	35
	DongKook Pharmaceutical Co. Ltd.	1,527	35
	Hyundai Home Shopping Network Corp.	528	35
	Dongwon Industries Co. Ltd.	174	34
*	SBS Media Holdings Co. Ltd.	21,095	34
*	ABLBio Inc.	1,360	34
	Chunbo Co. Ltd.	207	34
	Hana Tour Service Inc.	693	33
	Korea Real Estate Investment & Trust Co. Ltd.	19,485	33
	Ahnlab Inc.	576	33
	KCC Corp.	219	33
*	Enzychem Lifesciences Corp.	344	33
*	Telcon RF Pharmaceutical Inc.	5,416	33
	Doosan Bobcat Inc.	1,158	32
	Korea Electric Terminal Co. Ltd.	619	32
	Dae Han Flour Mills Co. Ltd.	236	32
*	Dongkuk Steel Mill Co. Ltd.	4,757	32
	Kolmar Korea Co. Ltd.	787	32
	Maeil Dairies Co. Ltd.	514	32
	GS Home Shopping Inc.	251	31
*	DIO Corp.	1,074	31
*	Yuanta Securities Korea Co. Ltd.	11,217	31
*	CrystalGenomics Inc.	2,105	31
*	Amicogen Inc.	1,047	31
*	Duk San Neolux Co. Ltd.	1,094	31
	IS Dongseo Co. Ltd. Class A	743	30

		Shares	Market Value ($000)
	Daesang Corp.	1,361	30
*	Aprogen pharmaceuticals Inc.	23,400	30
*	NHN Corp.	442	29
	Binggrae Co. Ltd.	566	28
	Kyobo Securities Co. Ltd.	3,886	28
	F&F Co. Ltd.	362	28
	Sangsangin Co. Ltd.	4,852	28
	KTB Investment & Securities Co. Ltd.	10,035	28
*	Webzen Inc.	892	28
	Sindoh Co. Ltd.	1,212	28
*	CUROCOM Co. Ltd.	15,418	28
*	BH Co. Ltd.	1,372	28
*	Chabiotech Co. Ltd.	1,651	28
*	Hansol Technics Co. Ltd.	3,342	27
*	Innox Advanced Materials Co. Ltd.	658	27
	Daou Technology Inc.	1,323	26
	NEPES Corp.	891	26
*	SM Entertainment Co. Ltd.	954	26
	Hanil Holdings Co. Ltd.	540	26
	INTOPS Co. Ltd.	1,295	26
*	Samsung Pharmaceutical Co. Ltd.	7,549	26
*	Able C&C Co. Ltd.	3,778	26
*	Osstem Implant Co. Ltd.	544	26
*	Hyosung Heavy Industries Corp.	457	26
	GOLFZON Co. Ltd.	418	26
*	Naturecell Co. Ltd.	2,844	25
	Seoul Semiconductor Co. Ltd.	1,472	25
	Namyang Dairy Products Co. Ltd.	97	25
*	Seobu T&D	4,039	25
	Hyosung TNC Co. Ltd.	147	25
	Cuckoo Homesys Co. Ltd.	696	25
	Tokai Carbon Korea Co. Ltd.	264	25
	SK Gas Ltd.	252	24
*	Feelux Co. Ltd.	4,943	24
*	Ananti Inc.	3,082	24
*	Hanwha Investment & Securities Co. Ltd.	12,582	24
*	CJ CGV Co. Ltd.	1,181	24
	Iljin Materials Co. Ltd.	565	24
*	YG Entertainment Inc.	616	24
	Silicon Works Co. Ltd.	558	24
	Shinsegae International Inc.	167	24
	Mcnex Co. Ltd.	719	24
	Daea TI Co. Ltd.	4,255	23
*	Komipharm International Co. Ltd.	1,947	23
	Halla Holdings Corp.	703	23
	Hanwha Life Insurance Co. Ltd.	12,288	23
*	G-treeBNT Co. Ltd.	926	23
*	Hanwha General Insurance Co. Ltd.	6,091	22
	Taekwang Industrial Co. Ltd.	31	22
*	Medipost Co. Ltd.	756	22
*	Hancom Inc.	1,349	22
	iMarketKorea Inc.	2,649	22
	Toptec Co. Ltd.	1,853	22
	Mirae Asset Life Insurance Co. Ltd.	6,228	22
*	TY Holdings Co. Ltd.	1,033	22
*	Asiana Airlines Inc.	4,657	21
	CJ Freshway Corp.	1,235	21
[2]	Ssangyong Cement Industrial Co. Ltd.	4,172	21

		Shares	Market Value ($000)
*	Kumho Tire Co. Inc.	6,067	21
	Foosung Co. Ltd.	2,361	21
	LG Hausys Ltd.	309	21
	AK Holdings Inc.	1,051	20
	JW Pharmaceutical Corp.	637	20
	Samwha Capacitor Co. Ltd.	380	20
	Partron Co. Ltd.	2,262	20
	KT Skylife Co. Ltd.	2,452	20
	Wemade Co. Ltd.	534	20
*	Hyosung Advanced Materials Corp.	149	20
*	Hyundai Bioscience Co. Ltd.	1,993	20
	Kwang Dong Pharmaceutical Co. Ltd.	1,993	19
	Sungwoo Hitech Co. Ltd.	5,271	19
	SL Corp.	1,287	19
*	Insun ENT Co. Ltd.	2,089	19
	Nexen Tire Corp.	3,685	19
	Kolon Industries Inc.	506	19
	Hankook Technology Group Co. Ltd.	1,208	18
*	Coreana Cosmetics Co. Ltd.	4,004	18
	InBody Co. Ltd.	1,128	18
	HS Industries Co. Ltd.	2,693	18
	TES Co. Ltd.	687	18
*	Hyundai Construction Equipment Co. Ltd.	572	18
	Hyosung Chemical Corp.	146	18
	Advanced Process Systems Corp.	837	18
	Huons Co. Ltd.	315	18
	KISWIRE Ltd.	1,290	17
*	CMG Pharmaceutical Co. Ltd.	3,943	17
	Cell Biotech Co. Ltd.	977	17
	Dong-A ST Co. Ltd.	211	17
*	Cafe24 Corp.	363	17
	Harim Holdings Co. Ltd.	2,625	17
*	Interflex Co. Ltd.	1,048	16
*	Neowiz	774	16
	Woongjin Thinkbig Co. Ltd.	6,611	16
	BGF Co. Ltd.	3,740	16
*	iNtRON Biotechnology Inc.	1,100	15
	LG HelloVision Co. Ltd.	4,383	15
*	Dentium Co. Ltd.	406	15
	PI Advanced Materials Co. Ltd.	497	15
*	NKMax Co. Ltd.	1,169	15
	Handsome Co. Ltd.	539	14
	Young Poong Corp.	31	14
	Huons Global Co. Ltd.	507	14
	i-SENS Inc.	589	14
	AfreecaTV Co. Ltd.	268	14
*	KH Vatec Co. Ltd.	759	13
	ICD Co. Ltd.	931	13
*	Peptron Inc.	949	13
*	Kuk-il Paper Manufacturing Co. Ltd.	2,899	13
*	Namsun Aluminum Co. Ltd.	3,247	13
	RFHIC Corp.	370	13
	Dongwon F&B Co. Ltd.	75	12
*	STCUBE	1,613	12
*	Homecast Co. Ltd.	4,311	12
	Daekyo Co. Ltd.	3,519	12
*	Anterogen Co. Ltd.	291	12
	Youngone Holdings Co. Ltd.	323	11

		Shares	Market Value ($000)
	Green Cross Cell Corp.	286	11
*	Ssangyong Motor Co.	3,277	11
	Dae Hwa Pharmaceutical Co. Ltd.	783	11
	Tongyang Inc.	9,624	11
	Vieworks Co. Ltd. Class A	424	11
*	Byucksan Corp.	5,036	10
	Chongkundang Holdings Corp. Class A	97	10
*	Lutronic Corp.	1,359	10
	Taeyoung Engineering & Construction Co. Ltd.	1,071	10
*	Vidente Co. Ltd.	1,044	10
*	Dongsung Pharmaceutical Co. Ltd.	893	9
	Songwon Industrial Co. Ltd.	652	8
	Meritz Financial Group Inc.	927	8
*	Eutilex Co. Ltd.	280	8
	Daeduck Co. Ltd.	1,291	7
*	GNCO Co. Ltd.	5,594	6
	Soulbrain Holdings Co. Ltd.	142	6
*	Lock&Lock Co. Ltd.	549	5
*,2	Cellumed Co. Ltd.	685	4
	LF Corp.	230	3
	Hansae Co. Ltd.	229	3
*,2	Yuyang DNU Co. Ltd.	2,639	3
	Namhae Chemical Corp.	198	2
*	Agabang&Company	560	2
	Humedix Co. Ltd.	87	2
*,2	Esmo Corp.	3,938	1
	Hyundai Livart Furniture Co. Ltd.	55	1
*	Peptron Inc. Rights Exp. 12/18/2020	311	1
			60,612
Spain (1.2%)
*	Banco Santander SA (XMAD)	1,153,200	3,344
	Industria de Diseno Textil SA	74,889	2,486
	Banco Bilbao Vizcaya Argentaria SA	470,527	2,179
	Amadeus IT Group SA	30,280	2,082
[3]	Cellnex Telecom SA	25,947	1,644
	Telefonica SA	330,762	1,445
*,3	Aena SME SA	4,725	770
	CaixaBank SA	279,019	714
	Grifols SA	16,200	460
	Bankinter SA	82,466	409
	Grifols SA Preference Shares Class B	17,297	323
	Merlin Properties Socimi SA	34,394	317
	Viscofan SA	2,625	186
	Inmobiliaria Colonial Socimi SA	19,369	186
	Bankia SA	102,543	176
	Banco de Sabadell SA	417,212	163
*	Banco Santander SA Rights Exp. 11/30/2020	1,163,006	145
	Pharma Mar SA	845	98
*	Solaria Energia y Medio Ambiente SA	3,760	89
	Acerinox SA Class C	8,528	88
	Mapfre SA	43,646	84
	Faes Farma SA	17,506	78
[3]	Euskaltel SA	6,915	75
	Fluidra SA	3,310	73
	Zardoya Otis SA	8,137	57
	Cia de Distribucion Integral Logista Holdings SA	2,721	50
*	Construcciones y Auxiliar de Ferrocarriles SA	1,148	48
	Sacyr SA	19,863	46

		Shares	Market Value ($000)
*	Unicaja Banco SA	50,649	40
*,3	Neinor Homes SA	3,136	37
	Almirall SA	2,799	36
	Lar Espana Real Estate Socimi SA	6,008	36
[3]	Gestamp Automocion SA	6,564	27
*,3	Metrovacesa SA	3,601	27
*	Promotora de Informaciones SA Class A	28,294	27
*	Banco Santander SA (XMEX)	9,806	27
*,3	Aedas Homes SA	970	21
*,1	Distribuidora Internacional de Alimentacion SA	116,250	20
*,3	Global Dominion Access SA	4,542	19
	Prosegur Cia de Seguridad SA	6,488	18
[3]	Prosegur Cash SA	12,332	12
*	Ence Energia y Celulosa SA	1,476	5
*	Sacyr SAU	367	1
			18,168
Sweden (2.5%)
[1]	Atlas Copco AB Class B	71,084	3,148
	Telefonaktiebolaget LM Ericsson Class B	223,677	2,746
*	Volvo AB Class B	108,269	2,466
	Assa Abloy AB Class B	69,939	1,674
	Investor AB Class A	23,708	1,635
*	Hennes & Mauritz AB Class B	71,414	1,521
	Essity AB Class B	46,952	1,492
*	Kinnevik AB Class B	25,597	1,275
*	Skandinaviska Enskilda Banken AB Class A	113,301	1,196
*	Industrivarden AB Class A	37,154	1,150
*	Svenska Handelsbanken AB Class A	104,226	1,056
	Boliden AB	29,438	1,018
*	Svenska Cellulosa AB SCA Class B	61,927	1,005
	Investor AB Class B	14,353	996
	SKF AB Class B	39,528	976
	Epiroc AB Class A	55,775	927
	Skanska AB Class B	38,470	914
[1]	Telia Co. AB	190,556	810
	Castellum AB	30,714	762
*	Trelleborg AB Class B	33,884	699
	Tele2 AB Class B	52,188	674
	Electrolux AB Class B	27,942	670
*	Securitas AB Class B	40,369	664
*	Nibe Industrier AB Class B	16,845	475
	Elekta AB Class B	34,613	469
	Getinge AB Class B	19,726	422
*	Swedish Orphan Biovitrum AB	21,356	397
*,3	Sinch AB	2,841	373
	EQT AB	14,110	315
*	Fastighets AB Balder Class B	5,718	286
	Fabege AB	14,493	228
	Atlas Copco AB Class A	4,317	218
*,3	Dometic Group AB	16,765	211
	AAK AB	10,027	198
	Nordic Entertainment Group AB Class B	3,915	195
	Samhallsbyggnadsbolaget i Norden AB B Shares	56,251	192
	Holmen AB Class B	4,341	188
	Husqvarna AB Class B	17,150	184
	Avanza Bank Holding AB	7,885	173
	ICA Gruppen AB	3,531	171

		Shares	Market Value ($000)
	Epiroc AB Class B	10,721	170
*	L E Lundbergforetagen AB Class B	3,149	162
	Beijer Ref AB	4,626	158
	AddTech AB Class B	12,058	152
	Hexpol AB	14,516	151
*,3	Thule Group AB	4,411	149
	Wihlborgs Fastigheter AB	6,288	139
	BillerudKorsnas AB	8,614	138
*	SSAB AB Class B	44,563	123
[3]	Bravida Holding AB	10,003	121
	Investment AB Latour Class B	4,561	120
*	Volvo AB Class A	5,033	116
*	Sectra AB Class B	1,437	114
	Intrum AB	4,164	108
	Bure Equity AB	3,320	106
	Mycronic AB	4,003	106
*	Loomis AB	3,625	104
	Wallenstam AB Class B	5,999	91
*	Electrolux Professional AB Class B	16,566	88
*	Vitrolife AB	3,465	84
*	Nolato AB Class B	893	80
	JM AB	2,472	79
	Axfood AB	3,365	77
*	Hansa Biopharma AB	2,635	77
*	Pandox AB	4,474	77
*	Peab AB Class B	6,687	72
	Arjo AB Class B	9,998	69
*	Nyfosa AB	6,516	64
	NCC AB Class B	3,556	61
	Kungsleden AB	5,167	55
	Klovern AB Class B	30,666	51
*	Bilia AB Class A	4,169	47
	Hufvudstaden AB Class A	2,748	44
	Catena AB	856	39
	Lindab International AB	2,189	38
	Ratos AB Class B	8,009	35
*	Modern Times Group MTG AB Class B	2,266	33
*	Concentric AB	1,692	33
*,3	Munters Group AB	3,422	31
*,3	Resurs Holding AB	6,067	30
	Klovern AB Preference Shares	713	27
*	Biotage AB	1,595	27
*	Nobia AB	3,638	25
*,3	Scandic Hotels Group AB	6,706	25
*	Adapteo OYJ	2,262	24
*,1	SAS AB	119,252	23
	Investment AB Oresund	1,595	23
*,3	Attendo AB	3,806	20
*	Mekonomen AB	1,764	19
*	Bonava AB Class B	2,184	19
	SkiStar AB	1,521	18
	Samhallsbyggnadsbolaget i Norden AB	4,466	16
*	Karo Pharma AB	2,117	16
*	Svenska Handelsbanken AB Class B	1,415	15
	Dios Fastigheter AB	1,570	14
	Cloetta AB Class B	4,552	13
*	Collector AB	4,677	11

		Shares	Market Value ($000)
	Clas Ohlson AB Class B	967	9
*	Klovern AB Class B Rights Exp. 12/03/2020	30,666	4
			38,109
Switzerland (5.4%)
	Nestle SA (Registered)	198,882	22,278
	Roche Holding AG (XVTX)	49,922	16,397
	Zurich Insurance Group AG	10,243	4,154
	Lonza Group AG (Registered)	5,374	3,381
	Givaudan SA (Registered)	685	2,806
	Credit Suisse Group AG (Registered)	164,601	2,085
*	Alcon Inc.	31,187	1,991
	Swiss Re AG	19,476	1,779
	Geberit AG (Registered)	2,801	1,686
	Partners Group Holding AG	1,361	1,467
	Swiss Life Holding AG (Registered)	2,878	1,284
	Logitech International SA (Registered)	13,075	1,165
*	Sonova Holding AG (Registered)	4,422	1,098
	Julius Baer Group Ltd.	18,868	1,088
	Schindler Holding AG	3,844	1,053
	Kuehne + Nagel International AG (Registered)	4,381	992
	Swisscom AG (Registered)	1,791	948
	Adecco Group AG (Registered)	15,454	934
	Straumann Holding AG (Registered)	756	873
	Baloise Holding AG (Registered)	4,946	852
	Chocoladefabriken Lindt & Spruengli AG	90	770
	Swiss Prime Site AG (Registered)	8,061	726
	Vifor Pharma AG	4,633	681
	Temenos AG (Registered)	5,213	658
	Georg Fischer AG (Registered)	543	634
	Roche Holding AG (XSWX)	1,687	561
*	ams AG	21,093	541
	Cembra Money Bank AG	4,420	512
	Clariant AG (Registered)	25,092	504
[3]	Galenica AG	7,352	471
	Chocoladefabriken Lindt & Spruengli AG (Registered)	5	447
*	Mobimo Holding AG (Registered)	1,488	433
*	SIG Combibloc Group AG	18,249	422
	Helvetia Holding AG (Registered)	4,248	417
*	Flughafen Zurich AG (Registered)	2,454	416
[3]	VAT Group AG	1,560	329
	Barry Callebaut AG (Registered)	149	321
	Tecan Group AG (Registered)	705	310
	PSP Swiss Property AG (Registered)	2,205	268
*	Idorsia Ltd.	7,675	229
	EMS-Chemie Holding AG (Registered)	217	198
	Belimo Holding AG (Registered)	23	193
*	Dufry AG (Registered)	3,202	179
*	Siegfried Holding AG (Registered)	209	147
*	Zur Rose Group AG	476	144
	Bachem Holding AG (Registered) Class B	323	133
	Banque Cantonale Vaudoise (Registered)	1,294	133
	Vontobel Holding AG (Registered)	1,489	114
	Stadler Rail AG	2,348	106
	Allreal Holding AG (Registered)	433	91
	Bucher Industries AG (Registered)	211	89
	Interroll Holding AG (Registered)	30	86
	Emmi AG (Registered)	88	85

		Shares	Market Value ($000)
	DKSH Holding AG	1,191	81
	Valiant Holding AG (Registered)	792	74
	Schindler Holding AG (Registered)	272	72
*	Valora Holding AG (Registered)	352	69
*	Landis+Gyr Group AG	926	67
	Daetwyler Holding AG	242	66
	Conzzeta AG (Registered)	49	57
	VZ Holding AG	666	56
	Comet Holding AG (Registered)	296	55
	Inficon Holding AG (Registered)	63	54
	Kardex Holding AG (Registered)	264	52
	Burckhardt Compression Holding AG	136	45
	Berner Kantonalbank AG (Registered)	176	44
	Vetropack Holding AG (Registered)	673	44
	SFS Group AG	377	43
	Swissquote Group Holding SA (Registered)	421	40
*,2	Aryzta AG	54,601	40
	Forbo Holding AG (Registered)	24	39
	OC Oerlikon Corp. AG (Registered)	4,180	39
	Liechtensteinische Landesbank AG	615	37
	St. Galler Kantonalbank AG (Registered)	77	35
	Schweiter Technologies AG	21	34
	dormakaba Holding AG	56	31
*	Ascom Holding AG (Registered)	1,893	26
*	COSMO Pharmaceuticals NV	242	23
	Leonteq AG	595	22
	Implenia AG (Registered)	828	21
	LEM Holding SA (Registered)	11	20
*	Komax Holding AG (Registered)	96	19
	Ypsomed Holding AG (Registered)	120	19
*	EFG International AG	2,726	18
*	Basilea Pharmaceutica AG (Registered)	300	18
	Bell Food Group AG (Registered)	63	18
	Intershop Holding AG	28	18
	Zehnder Group AG	334	18
*	Autoneum Holding AG	101	17
*	ALSO Holding AG (Registered)	55	14
*	GAM Holding AG	5,627	12
*	u-blox Holding AG	59	4
			81,120
Taiwan (5.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,716,174	29,212
	MediaTek Inc.	105,104	2,596
	Hon Hai Precision Industry Co. Ltd.	816,400	2,357
	United Microelectronics Corp.	820,000	1,165
	Delta Electronics Inc.	146,000	1,151
	Chunghwa Telecom Co. Ltd.	260,000	991
	Formosa Plastics Corp.	317,000	948
	Nan Ya Plastics Corp.	409,000	921
	Cathay Financial Holding Co. Ltd.	559,052	792
	Largan Precision Co. Ltd.	7,000	792
	Mega Financial Holding Co. Ltd.	762,000	761
	E.Sun Financial Holding Co. Ltd.	851,862	754
	China Steel Corp.	934,000	747
	Uni-President Enterprises Corp.	324,000	739
	ASE Technology Holding Co. Ltd.	237,000	632
	Formosa Chemicals & Fibre Corp.	215,000	581
	Quanta Computer Inc.	207,000	559

		Shares	Market Value ($000)
	Taiwan Cement Corp.	351,376	529
	First Financial Holding Co. Ltd.	682,616	510
	Hotai Motor Co. Ltd.	22,000	495
	Taiwan Cooperative Financial Holding Co. Ltd.	673,851	480
	Hua Nan Financial Holdings Co. Ltd.	712,026	454
	Yuanta Financial Holding Co. Ltd.	654,320	439
	Yageo Corp.	28,000	434
	Chailease Holding Co. Ltd.	73,040	401
	Novatek Microelectronics Corp.	38,000	399
	WPG Holdings Ltd.	261,680	391
	Realtek Semiconductor Corp.	30,000	390
	Taiwan Mobile Co. Ltd.	108,000	368
	Asustek Computer Inc.	42,000	366
	Taishin Financial Holding Co. Ltd.	718,354	337
	Ruentex Development Co. Ltd.	218,000	322
	Foxconn Technology Co. Ltd.	170,000	314
	Silergy Corp.	4,000	312
	Accton Technology Corp.	37,000	310
	President Chain Store Corp.	34,000	309
	Lite-On Technology Corp.	183,000	308
	Shanghai Commercial & Savings Bank Ltd.	219,000	300
	Catcher Technology Co. Ltd.	45,000	297
*	Bank of Kaohsiung Co. Ltd.	817,291	296
	Win Semiconductors Corp.	25,000	294
	Airtac International Group	10,000	292
	Unimicron Technology Corp.	89,000	281
	SinoPac Financial Holdings Co. Ltd.	710,000	277
	Pou Chen Corp.	249,000	273
	Pegatron Corp.	117,000	268
	China Development Financial Holding Corp.	836,000	262
	Chang Hwa Commercial Bank Ltd.	405,182	254
	Synnex Technology International Corp.	161,000	251
*	AU Optronics Corp.	572,000	245
*	AGV Products Corp.	828,000	241
	Globalwafers Co. Ltd.	12,000	235
	Far EasTone Telecommunications Co. Ltd.	105,000	228
	Vanguard International Semiconductor Corp.	57,000	210
	Shin Kong Financial Holding Co. Ltd.	697,411	210
*	Innolux Corp.	557,000	196
	Cheng Shin Rubber Industry Co. Ltd.	130,000	194
	Giant Manufacturing Co. Ltd.	19,000	188
	China Life Insurance Co. Ltd.	235,574	187
	Zhen Ding Technology Holding Ltd.	43,000	186
	Feng TAY Enterprise Co. Ltd.	28,400	183
	Parade Technologies Ltd.	5,000	182
	Micro-Star International Co. Ltd.	41,000	180
	Walsin Technology Corp.	26,000	177
	ASMedia Technology Inc.	3,000	173
	Eclat Textile Co. Ltd.	12,000	168
	Wistron Corp.	160,000	167
	Asia Cement Corp.	109,000	166
	Hiwin Technologies Corp.	14,483	155
	Rich Development Co. Ltd.	384,000	147
	Silicon Integrated Systems Corp.	272,570	140
	Macronix International	100,000	135
	Acer Inc.	165,000	134
	Tripod Technology Corp.	31,000	133
	Sino-American Silicon Products Inc.	26,000	131

		Shares	Market Value ($000)
	Powertech Technology Inc.	40,000	129
	Poya International Co. Ltd.	6,000	126
	Infortrend Technology Inc. Class B	276,000	123
	Merida Industry Co. Ltd.	14,000	123
	Walsin Lihwa Corp.	173,000	118
	Taiwan Business Bank	335,160	117
	Chroma ATE Inc.	22,000	116
	Genius Electronic Optical Co. Ltd.	5,158	115
	Compal Electronics Inc.	168,000	114
	Nanya Technology Corp.	43,000	109
	Inventec Corp.	133,000	109
	Senao International Co. Ltd.	105,000	108
	Winbond Electronics Corp.	169,000	108
	King's Town Bank Co. Ltd.	80,000	107
*	Evergreen Marine Corp. Taiwan Ltd.	121,000	105
	Formosan Rubber Group Inc.	116,000	102
	Taichung Commercial Bank Co. Ltd.	267,633	102
	Wowprime Corp.	22,000	102
	Advanced International Multitech Co. Ltd.	66,000	99
	ASPEED Technology Inc.	2,000	99
	Wah Lee Industrial Corp.	36,000	98
	Taiwan High Speed Rail Corp.	89,000	98
*	Sunplus Technology Co. Ltd.	178,000	97
	Voltronic Power Technology Corp.	3,152	97
	Sonix Technology Co. Ltd.	41,000	96
*	Via Technologies Inc.	54,000	94
	Radiant Opto-Electronics Corp.	23,000	94
	Teco Electric & Machinery Co. Ltd.	91,000	94
	Simplo Technology Co. Ltd.	8,000	93
	Lien Hwa Industrial Holdings Corp.	63,890	92
	Wan Hai Lines Ltd.	60,000	92
	Compeq Manufacturing Co. Ltd.	54,000	91
	FSP Technology Inc.	65,000	91
	Tyntek Corp.	151,000	89
*	Nan Ya Printed Circuit Board Corp.	14,000	89
	Far Eastern International Bank	233,242	88
	King Yuan Electronics Co. Ltd.	71,000	88
	Sanyang Motor Co. Ltd.	68,000	88
	Taiyen Biotech Co. Ltd.	76,000	87
	ITEQ Corp.	17,950	86
	Chicony Electronics Co. Ltd.	28,000	84
	Flytech Technology Co. Ltd.	38,000	84
	eMemory Technology Inc.	4,000	81
	Phison Electronics Corp.	7,000	79
	TA Chen Stainless Pipe	80,222	79
	Syncmold Enterprise Corp.	26,000	79
	Capital Securities Corp.	182,000	77
	Elite Material Co. Ltd.	14,000	77
	Sinbon Electronics Co. Ltd.	11,000	75
*	Epistar Corp.	56,000	75
	Great Wall Enterprise Co. Ltd.	46,250	75
	Tung Ho Steel Enterprise Corp.	64,000	75
	Chung-Hsin Electric & Machinery Manufacturing Corp.	36,000	74
	YC INOX Co. Ltd.	81,000	73
	International Games System Co. Ltd.	3,000	72
*	Shining Building Business Co. Ltd.	112,000	71
	Kinik Co.	33,000	71

		Shares	Market Value ($000)
	Nien Made Enterprise Co. Ltd.	6,000	71
	Eva Airways Corp.	157,932	70
	Elan Microelectronics Corp.	15,000	70
	TXC Corp.	25,000	70
	Alchip Technologies Ltd.	3,000	70
	Gigabyte Technology Co. Ltd.	25,000	69
	Sampo Corp.	73,000	69
	E Ink Holdings Inc.	47,000	68
	Sercomm Corp.	24,000	67
*	Yang Ming Marine Transport Corp.	145,000	67
*	D-Link Corp.	78,000	66
	Chipbond Technology Corp.	29,000	66
*	Dynamic Electronics Co. Ltd.	98,635	66
*	Microbio Co. Ltd.	25,000	66
	Cheng Loong Corp.	58,000	65
	momo.com Inc.	3,000	65
	United Integrated Services Co. Ltd.	8,000	64
	IBF Financial Holdings Co. Ltd.	152,864	64
	Taiwan Surface Mounting Technology Corp.	15,000	64
	Goldsun Building Materials Co. Ltd.	66,753	63
	FLEXium Interconnect Inc.	15,000	63
	Standard Foods Corp.	29,000	63
	YFY Inc.	75,000	63
*	XinTec Inc.	10,000	63
	Vivotek Inc.	23,000	63
	Test Research Inc.	31,000	62
	Elite Semiconductor Microelectronics Technology Inc.	35,000	62
	Lotes Co. Ltd.	4,000	62
*	China Airlines Ltd.	179,000	61
*	United Renewable Energy Co. Ltd.	115,287	60
	KEE TAI Properties Co. Ltd.	145,000	59
*	FocalTech Systems Co. Ltd.	25,203	59
	Pan-International Industrial Corp.	78,000	58
	Global Unichip Corp.	5,000	58
	Tong Hsing Electronic Industries Ltd.	8,311	58
	Taiwan Fertilizer Co. Ltd.	30,000	57
*	Lingsen Precision Industries Ltd.	129,000	57
	Eternal Materials Co. Ltd.	47,000	57
	Far Eastern Department Stores Ltd.	66,000	57
	Taiwan Union Technology Corp.	14,000	57
	Hsin Kuang Steel Co. Ltd.	41,000	56
	Sheng Yu Steel Co. Ltd.	79,000	56
	Taiwan PCB Techvest Co. Ltd.	35,000	56
	Topco Scientific Co. Ltd.	13,000	55
	Jih Sun Financial Holdings Co. Ltd.	152,450	55
*	Federal Corp.	78,000	55
*	ALI Corp.	50,000	54
	Ichia Technologies Inc.	84,000	54
*	Gigastorage Corp.	61,986	54
	Run Long Construction Co. Ltd.	25,000	54
	CyberTAN Technology Inc.	98,000	54
	Formosa Taffeta Co. Ltd.	49,000	53
	Makalot Industrial Co. Ltd.	8,100	53
*	Yieh Phui Enterprise Co. Ltd.	122,300	53
	President Securities Corp.	92,820	52
	Bizlink Holding Inc.	6,000	52
	Gloria Material Technology Corp.	89,000	51

		Shares	Market Value ($000)
	Yulon Finance Corp.	14,300	51
	Evergreen International Storage & Transport Corp.	91,000	51
	Global Brands Manufacture Ltd.	61,000	51
*	Lealea Enterprise Co. Ltd.	118,000	51
	U-Ming Marine Transport Corp.	46,000	51
	China Metal Products	41,000	50
*	HannStar Display Corp.	143,000	50
	Formosa International Hotels Corp.	10,000	49
*	Gold Circuit Electronics Ltd.	27,000	49
*	Motech Industries Inc. Class A	36,788	49
	Wistron NeWeb Corp.	17,000	49
*	Test Rite International Co. Ltd.	55,000	49
	Wei Chuan Foods Corp.	65,000	49
	Jentech Precision Industrial Co. Ltd.	5,000	49
*	Lextar Electronics Corp.	68,000	49
	TCI Co. Ltd.	6,297	49
	Asia Polymer Corp.	70,350	48
	Hong Pu Real Estate Development Co. Ltd.	57,000	48
	LandMark Optoelectronics Corp.	5,000	48
	Taiwan Cogeneration Corp.	34,000	47
	Nan Kang Rubber Tire Co. Ltd.	31,000	47
	Posiflex Technology Inc.	17,000	47
*	Etron Technology Inc.	65,085	46
	Greatek Electronics Inc.	24,000	46
	Advanced Ceramic X Corp.	3,000	46
	Cleanaway Co. Ltd.	8,000	46
	Radium Life Tech Co. Ltd.	96,200	45
*	Gemtek Technology Corp.	42,000	45
	Hu Lane Associate Inc.	11,275	45
	Alpha Networks Inc.	43,772	45
	Coretronic Corp. Class A	36,000	44
	Globe Union Industrial Corp.	78,000	44
*	Zinwell Corp.	66,000	44
	Grape King Bio Ltd.	7,000	44
	TTY Biopharm Co. Ltd.	18,000	44
	Systex Corp.	15,000	44
	Aten International Co. Ltd.	15,000	44
*	PharmaEssentia Corp.	14,437	44
*	Ambassador Hotel	42,000	44
	Prince Housing & Development Corp.	102,000	43
	BES Engineering Corp.	134,000	42
	ITE Technology Inc.	17,000	42
	Jess-Link Products Co. Ltd.	33,000	42
	Mercuries & Associates Holding Ltd.	56,100	42
*	OptoTech Corp.	45,000	42
	Pixart Imaging Inc.	6,000	42
	SDI Corp.	15,000	42
*	Taiwan TEA Corp.	63,000	42
	Weltrend Semiconductor	36,000	42
	Chong Hong Construction Co. Ltd.	14,000	41
	Charoen Pokphand Enterprise	16,000	40
	Ruentex Industries Ltd.	16,200	40
	Sincere Navigation Corp.	71,900	40
*	Taiwan Glass Industry Corp.	64,000	40
	Taiwan Secom Co. Ltd.	13,000	40
	Huang Hsiang Construction Corp.	28,000	39
	Hota Industrial Manufacturing Co. Ltd.	11,000	38

		Shares	Market Value ($000)
	Kindom Development Co. Ltd.	29,000	38
	Kinsus Interconnect Technology Corp.	12,000	38
*	Ton Yi Industrial Corp.	92,000	38
*	Mercuries Life Insurance Co. Ltd.	125,973	38
	Huaku Development Co. Ltd.	12,000	37
	Chilisin Electronics Corp.	8,000	37
	Career Technology MFG. Co. Ltd.	28,513	37
	Taiwan FamilyMart Co. Ltd.	4,000	37
*	Li Peng Enterprise Co. Ltd.	128,000	37
	Nantex Industry Co. Ltd. Class A	17,000	37
	YungShin Global Holding Corp.	23,000	37
	Tong-Tai Machine & Tool Co. Ltd.	70,000	36
	Lung Yen Life Service Corp.	19,000	36
	Taiwan Hon Chuan Enterprise Co. Ltd.	17,000	36
	L&K Engineering Co. Ltd.	36,000	36
	Asia Vital Components Co. Ltd.	14,000	36
	Ta Ya Electric Wire & Cable	48,000	36
	Shin Zu Shing Co. Ltd.	7,165	36
	Foxsemicon Integrated Technology Inc.	5,000	36
	Yeong Guan Energy Technology Group Co. Ltd.	11,468	36
	Chlitina Holding Ltd.	5,000	36
	Taiwan Sakura Corp.	20,000	36
	Merry Electronics Co. Ltd.	7,000	35
	WT Microelectronics Co. Ltd.	25,000	35
	Soft-World International Corp.	11,000	35
	Hung Sheng Construction Ltd.	52,000	35
	Holtek Semiconductor Inc.	14,000	35
*	Center Laboratories Inc.	14,788	35
	Taiflex Scientific Co. Ltd.	18,000	35
	Supreme Electronics Co. Ltd.	31,000	35
	Shinkong Synthetic Fibers Corp.	80,000	35
	TSRC Corp.	44,000	35
	ChipMOS Technologies Inc.	31,000	35
	Swancor Holding Co. Ltd.	6,000	35
	RichWave Technology Corp.	3,000	35
*	Clevo Co.	32,000	34
*	Grand Pacific Petrochemical	41,000	34
	Global Mixed Mode Technology Inc.	6,000	34
	Arcadyan Technology Corp.	10,123	34
*	Asia Pacific Telecom Co. Ltd.	100,779	34
	Holy Stone Enterprise Co. Ltd.	8,000	33
	Namchow Holdings Co. Ltd.	21,000	33
	Sigurd Microelectronics Corp.	21,000	33
*	Unizyx Holding Corp.	36,000	32
	Cheng Uei Precision Industry Co. Ltd.	21,000	32
	Pan Jit International Inc.	20,400	32
	Firich Enterprises Co. Ltd.	32,239	32
	Dynapack International Technology Corp.	11,000	32
	TaiDoc Technology Corp.	4,000	32
	Mitac Holdings Corp.	31,248	32
	General Interface Solution Holding Ltd.	8,000	32
*	Phihong Technology Co. Ltd.	68,000	31
	Tainan Spinning Co. Ltd.	60,000	31
	Advanced Wireless Semiconductor Co.	7,370	31
	Cub Elecparts Inc.	4,132	31
*	Taiwan Land Development Corp.	109,000	30
*	Elitegroup Computer Systems Co. Ltd.	50,000	30
*	Ho Tung Chemical Corp.	85,000	30

		Shares	Market Value ($000)
*	Yulon Motor Co. Ltd.	21,615	30
	Gourmet Master Co. Ltd.	6,000	30
	CHC Healthcare Group	21,000	30
	Fusheng Precision Co. Ltd.	5,000	30
	Qisda Corp.	35,000	29
	Faraday Technology Corp.	17,000	29
	Visual Photonics Epitaxy Co. Ltd.	9,000	29
	Ardentec Corp.	22,000	29
*	OBI Pharma Inc.	7,000	29
	Chin-Poon Industrial Co. Ltd.	26,000	28
	Sinyi Realty Inc.	26,000	28
*	Chung Hwa Pulp Corp.	78,000	28
	China Petrochemical Development Corp.	88,200	28
	HannsTouch Solution Inc.	73,000	28
*	Nien Hsing Textile Co. Ltd.	47,000	28
	A-DATA Technology Co. Ltd.	13,000	28
	USI Corp.	40,000	28
	Everlight Electronics Co. Ltd.	21,000	27
	AcBel Polytech Inc.	26,000	27
	Taiwan Styrene Monomer	44,000	27
*	TaiMed Biologics Inc.	9,000	27
	Chunghwa Precision Test Tech Co. Ltd.	1,000	27
	Nan Pao Resins Chemical Co. Ltd.	5,000	27
	KMC Kuei Meng International Inc.	4,000	27
	Century Iron & Steel Industrial Co. Ltd.	6,000	27
	Chief Telecom Inc.	2,000	27
	Unitech Printed Circuit Board Corp.	32,000	26
	China Electric Manufacturing Corp.	63,540	26
*	China Motor Corp.	15,200	26
	Asia Optical Co. Inc.	10,000	26
	Taiwan Paiho Ltd.	10,000	26
*	HTC Corp.	24,000	26
	Orient Semiconductor Electronics Ltd.	56,000	26
	Depo Auto Parts Ind Co. Ltd.	14,000	26
	Sporton International Inc.	3,000	25
	Chaun-Choung Technology Corp.	3,000	25
	AURAS Technology Co. Ltd.	3,000	25
*	Brighton-Best International Taiwan Inc.	27,000	25
	TYC Brother Industrial Co. Ltd.	31,000	24
	Taiwan Semiconductor Co. Ltd.	12,000	24
*	Adlink Technology Inc.	10,000	24
	Longchen Paper & Packaging Co. Ltd.	36,308	24
	Xxentria Technology Materials Corp.	11,000	24
	Zeng Hsing Industrial Co. Ltd.	5,000	24
	Wafer Works Corp.	17,000	23
*	Tung Thih Electronic Co. Ltd.	4,000	23
	Gigasolar Materials Corp.	3,000	23
	Cyberlink Corp.	6,000	22
	PChome Online Inc.	7,000	22
	Machvision Inc.	2,039	22
	TA-I Technology Co. Ltd.	8,000	21
	Cathay Real Estate Development Co. Ltd.	29,000	21
	International CSRC Investment Holdings Co.	25,990	21
	Rechi Precision Co. Ltd.	28,000	21
	Kuo Toong International Co. Ltd.	24,330	21
	Oriental Union Chemical Corp.	34,000	21
	Tong Yang Industry Co. Ltd.	15,000	21
	King Slide Works Co. Ltd.	2,000	21

		Shares	Market Value ($000)
*	Roo Hsing Co. Ltd.	49,000	20
	Transcend Information Inc.	9,000	20
	Kung Long Batteries Industrial Co. Ltd.	4,000	20
	Sitronix Technology Corp.	4,000	20
	Elite Advanced Laser Corp.	8,000	20
	Nan Liu Enterprise Co. Ltd.	3,000	20
*	TPK Holding Co. Ltd.	12,000	20
	China General Plastics Corp.	23,100	19
*	Wisdom Marine Lines Co. Ltd.	23,543	19
	Egis Technology Inc.	3,000	19
*	China Man-Made Fiber Corp.	56,000	18
	Ennoconn Corp.	2,196	18
	Topkey Corp.	3,000	18
	Sunonwealth Electric Machine Industry Co. Ltd.	9,000	18
	Ability Enterprise Co. Ltd.	36,000	17
	IEI Integration Corp.	10,000	17
*	Medigen Biotechnology Corp.	8,000	17
*	Ritek Corp.	43,214	17
	Innodisk Corp.	3,000	17
	Fulgent Sun International Holding Co. Ltd.	4,000	17
	WUS Printed Circuit Co. Ltd.	14,940	16
	Sunny Friend Environmental Technology Co. Ltd.	2,000	16
	Getac Technology Corp.	9,000	15
*	Newmax Technology Co. Ltd.	7,000	15
	China Steel Chemical Corp.	4,000	14
	Kinpo Electronics	35,000	14
*	Darwin Precisions Corp.	29,000	14
	Johnson Health Tech Co. Ltd.	5,000	14
	Altek Corp.	14,000	14
	ScinoPharm Taiwan Ltd.	13,000	14
	Chicony Power Technology Co. Ltd.	6,000	14
	Everlight Chemical Industrial Corp.	22,000	13
*,2	Unity Opto Technology Co. Ltd.	90,000	13
	China Chemical & Pharmaceutical Co. Ltd.	15,000	12
	Darfon Electronics Corp.	8,000	12
	Iron Force Industrial Co. Ltd.	4,000	12
	Concraft Holding Co. Ltd.	3,449	12
	Casetek Holdings Ltd.	4,000	12
	Basso Industry Corp.	7,000	11
	Hannstar Board Corp.	7,000	11
	St. Shine Optical Co. Ltd.	1,000	10
	UPC Technology Corp.	17,000	10
*	Taigen Biopharmaceuticals Holdings Ltd.	13,000	10
	CMC Magnetics Corp.	30,114	9
	Li Cheng Enterprise Co. Ltd.	8,846	9
	Brogent Technologies Inc.	2,100	9
	Quanta Storage Inc.	6,000	8
	Toung Loong Textile Manufacturing	7,000	6
	Ginko International Co. Ltd.	1,050	6
	Primax Electronics Ltd.	3,000	5
*	Lotus Pharmaceutical Co. Ltd.	1,000	3
*,2	Pharmally International Holding Co. Ltd.	1,282	3
*	Hiwin Technologies Corp. Rights Exp. 12/14/2020	375	1

		Shares	Market Value ($000)
*	Taichung Commercial Bank Insurance Broker Co. Ltd. Rights Exp. 12/11/2020	12,861	—
*	Longchen Paper & Packaging Co. Ltd. Rights Exp. 12/17/2020	1,431	—
			77,228
Thailand (0.7%)
	Siam Cement PCL (Foreign)	80,100	990
	CP ALL PCL (Foreign)	476,400	953
	Airports of Thailand PCL (Foreign)	430,400	909
	Siam Commercial Bank PCL (Foreign)	238,600	673
	Kasikornbank PCL (Foreign)	169,400	615
	Home Product Center PCL (Foreign)	1,056,300	513
	Advanced Info Service PCL (Foreign)	77,800	451
	Energy Absolute PCL (Foreign)	286,200	424
	Carabao Group PCL (Foreign)	84,400	336
	Bangkok Bank PCL (Foreign)	78,400	323
	Bangkok Dusit Medical Services PCL (Foreign)	443,000	314
	Gulf Energy Development PCL (Foreign)	251,850	291
	Delta Electronics Thailand PCL (Foreign)	34,700	265
	Sino-Thai Engineering & Construction PCL (Foreign)	516,200	227
	Central Pattana PCL (Foreign)	135,100	227
	Intouch Holdings PCL (Foreign)	121,778	223
	PTT Global Chemical PCL (Foreign)	110,700	209
	Global Power Synergy PCL (Foreign)	83,992	195
	Charoen Pokphand Foods PCL (Foreign)	202,600	193
*	BEC World PCL (Foreign)	817,700	166
	Com7 PCL (Foreign)	87,900	119
	Krung Thai Bank PCL (Foreign)	327,800	116
	Krungthai Card PCL (Foreign)	68,500	116
	BTS Group Holdings PCL (Foreign)	340,600	115
	Thaicom PCL (Foreign)	547,400	100
	Kiatnakin Phatra Bank PCL (Foreign)	54,900	90
	TMB Bank PCL (Foreign)	2,207,124	77
	VGI PCL (Foreign)	294,730	75
	Thai Union Group PCL (Foreign)	149,500	75
	Indorama Ventures PCL (Foreign)	68,000	72
	CPN Retail Growth Leasehold REIT	93,300	70
	Electricity Generating PCL (Foreign)	9,500	68
	Tisco Financial Group PCL (Foreign)	25,100	65
	Bangkok Expressway & Metro PCL (Foreign)	213,700	65
	KCE Electronics PCL (Foreign)	44,300	59
	Muangthai Capital PCL (Foreign)	33,200	59
	Sri Trang Agro-Industry PCL (Foreign)	58,500	52
	Jasmine Broadband Internet Infrastructure Fund	161,472	51
	Bumrungrad Hospital PCL (Foreign)	12,200	50
	WHA Premium Growth Freehold & Leasehold REIT	110,800	47
*	Central Plaza Hotel PCL (Foreign)	57,900	46
	Hana Microelectronics PCL (Foreign)	32,500	46
	Asset World Corp. PCL (Foreign)	282,400	45
	TQM Corp. PCL (Foreign)	10,900	45
	Siam Global House PCL (Foreign)	71,829	43
	Thanachart Capital PCL (Foreign)	37,100	42
	Berli Jucker PCL (Foreign)	33,100	41
	B Grimm Power PCL (Foreign)	25,300	41
	True Corp. PCL (Foreign)	375,600	40
	Thai Vegetable Oil PCL (Foreign)	35,700	38

		Shares	Market Value ($000)
	Bangkok Commercial Asset Management PCL (Foreign)	48,800	34
	Total Access Communication PCL (Foreign)	26,900	33
	Osotspa PCL (Foreign)	26,800	32
	WHA Corp. PCL (Foreign)	271,500	28
	Supalai PCL (Foreign)	42,200	25
	Bangkok Land PCL (Foreign)	675,700	23
	Samart Corp. PCL (Foreign)	115,000	21
*	Super Energy Corp. PCL (Foreign)	681,700	21
	AP Thailand PCL (Foreign)	88,200	20
	Plan B Media PCL (Foreign)	96,400	20
	SPCG PCL (Foreign)	26,500	19
	Thaifoods Group PCL (Foreign)	114,700	19
	GFPT PCL (Foreign)	36,300	17
	Bangkok Airways PCL (Foreign)	88,100	17
	Beauty Community PCL (Foreign)	326,900	17
	Thoresen Thai Agencies PCL (Foreign)	113,700	16
	Siam Makro PCL (Foreign)	11,900	16
	AEON Thana Sinsap Thailand PCL (Foreign)	2,800	15
	TPI Polene PCL (Foreign)	295,300	15
	Workpoint Entertainment PCL (Foreign)	30,200	13
	Jasmine International PCL (Foreign)	114,300	13
	TTW PCL (Foreign)	28,000	12
	Amata Corp. PCL (Foreign)	19,593	11
	Major Cineplex Group PCL (Foreign)	18,300	11
	LPN Development PCL (Foreign)	67,300	11
	Mega Lifesciences PCL (Foreign)	9,100	11
	Univentures PCL (Foreign)	96,000	10
	Chularat Hospital PCL (Foreign)	122,800	10
	Ratchthani Leasing PCL (Foreign)	77,600	10
	Tipco Asphalt PCL (Foreign)	15,000	9
	Gunkul Engineering PCL (Foreign)	111,400	9
	TOA Paint Thailand PCL (Foreign)	6,800	8
	Advanced Info Service PCL	1,200	7
	Taokaenoi Food & Marketing PCL (Foreign)	15,700	6
*	Precious Shipping PCL (Foreign)	24,700	5
*	Thai Airways International PCL (Foreign)	33,800	3
	Unique Engineering & Construction PCL (Foreign)	17,300	3
	BCPG PCL (Foreign)	6,750	3
*	U City PCL (Foreign)	64,000	3
*,2	Group Lease PCL NVDR	70,900	3
*	Minor International PCL Warrants Exp. 09/30/2021	3,645	—
*	BTS Group Holdings PCL Warrants Exp. 02/16/2021	15,060	—
*	BCPG PCL NVDR Warrants Exp. 12/31/2023	267	—
*	BCPG PCL NVDR Warrants Exp. 12/31/2022	267	—
			11,044
Turkey (0.1%)
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	196,688	295
*	Logo Yazilim Sanayi ve Ticaret A/S	14,019	201
	Tat Gida Sanayi A/S	120,525	175
*	Turkiye Garanti Bankasi A/S	90,015	101
*	Konya Cimento Sanayii A/S	675	84
	Turkiye Sise ve Cam Fabrikalari A/S	95,073	83
*	Gubre Fabrikalari TAS	12,258	81
	Eregli Demir ve Celik Fabrikalari TAS	54,616	77

		Shares	Market Value ($000)
*	Akbank T.A.S.	97,114	75
*	Aksa Enerji Uretim A/S	55,252	49
*	Turkiye Is Bankasi A/S Class C	54,007	45
	Turk Traktor ve Ziraat Makineleri A/S	2,379	42
*	Zorlu Enerji Elektrik Uretim A/S	109,551	37
	EGE Endustri ve Ticaret A/S	181	35
	Ford Otomotiv Sanayi A/S	2,206	30
*	Bera Holding A/S	17,692	30
*	Turk Hava Yollari AO	19,932	29
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	101,754	28
[3]	Enerjisa Enerji A/S	18,394	25
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	36,287	24
	Coca-Cola Icecek A/S	3,293	24
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	14,046	23
	Alarko Holding A/S	27,754	22
	Haci Omer Sabanci Holding A/S	17,735	22
*	Sok Marketler Ticaret A/S	13,618	22
*	Petkim Petrokimya Holding A/S	39,151	21
*	AG Anadolu Grubu Holding A/S	8,007	21
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	18
*	Yapi ve Kredi Bankasi A/S	48,161	18
*	Turkiye Vakiflar Bankasi TAO	30,765	18
*	Koza Altin Isletmeleri A/S	1,798	17
*,3	Mavi Giyim Sanayi ve Ticaret A/S Class B	2,923	17
	Aksigorta A/S	17,334	16
*	Is Gayrimenkul Yatirim Ortakligi A/S	58,322	16
*	Turkiye Sinai Kalkinma Bankasi A/S	54,965	16
	Aksa Akrilik Kimya Sanayii A/S	11,264	15
*	Sekerbank Turk A/S	81,041	15
*	Cimsa Cimento Sanayi ve Ticaret A/S	7,525	14
*	Pegasus Hava Tasimaciligi A/S	1,931	14
	Akcansa Cimento A/S	6,754	13
	Aygaz A/S Class A	8,618	13
*	Ulker Biskuvi Sanayi A/S	4,462	13
*,3	MLP Saglik Hizmetleri A/S	3,921	11
	Dogan Sirketler Grubu Holding A/S	31,140	10
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	22,142	10
	Tofas Turk Otomobil Fabrikasi A/S	1,547	6
	Tekfen Holding A/S	3,446	6
*	Arcelik A/S	1,329	5
	TAV Havalimanlari Holding A/S	1,847	4
			1,986
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	302,486	1,037
	Emirates Telecommunications Group Co. PJSC	116,281	547
	Emirates NBD Bank PJSC	178,190	530
	Abu Dhabi Commercial Bank PJSC	194,628	321
	Aldar Properties PJSC	251,198	207
	Abu Dhabi Islamic Bank PJSC	103,120	132
	Dubai Financial Market PJSC	269,740	64
	Air Arabia PJSC	150,314	51
	RAK Properties PJSC	381,113	45
*	DAMAC Properties Dubai Co. PJSC	118,389	38
	Orascom Construction plc	5,783	31
*,2	Arabtec Holding PJSC	101,139	14
			3,017

		Shares	Market Value ($000)
United Kingdom (7.8%)
	AstraZeneca plc	93,755	9,810
	GlaxoSmithKline plc	341,826	6,204
	Unilever plc (XAMS)	101,641	6,162
	Unilever plc (XLON)	75,830	4,606
	Reckitt Benckiser Group plc	43,673	3,812
	Vodafone Group plc	1,868,163	3,048
	RELX plc	127,525	2,951
	Prudential plc	184,203	2,833
	National Grid plc	237,373	2,658
	London Stock Exchange Group plc	21,621	2,332
*	Lloyds Banking Group plc	4,931,363	2,316
	Experian plc	64,328	2,279
	Compass Group plc	124,262	2,186
*	Barclays plc	1,212,656	2,152
	Tesco plc	696,003	2,095
	CRH plc (XLON)	49,919	1,936
	Ferguson plc	16,782	1,879
	Ashtead Group plc	33,522	1,415
	Legal & General Group plc	411,090	1,358
	Smith & Nephew plc	68,259	1,318
	SSE plc	70,174	1,256
	Segro plc	91,400	1,106
	Aviva plc	259,916	1,100
*	Standard Chartered plc	185,138	1,100
	3i Group plc	74,249	1,050
	Halma plc	34,527	1,016
*	Ocado Group plc	33,810	994
	Croda International plc	12,614	993
*	Rentokil Initial plc	149,873	992
	Spirax-Sarco Engineering plc	6,652	980
	WPP plc	97,689	941
	BT Group plc	590,943	915
	Next plc	10,567	913
	Persimmon plc	25,087	880
	Bunzl plc	28,199	878
	Mondi plc	37,243	815
	RSA Insurance Group plc	91,658	815
*	Informa plc	114,709	804
	Burberry Group plc	32,248	739
	Sage Group plc Class A	91,917	737
	Admiral Group plc	18,924	713
	Smiths Group plc	36,539	702
	Standard Life Aberdeen plc	191,589	683
	DCC plc	8,813	664
	United Utilities Group plc	55,673	663
	St. James's Place plc	49,324	661
*	Barratt Developments plc	80,224	658
	Severn Trent plc	20,525	649
*	Natwest Group plc	319,624	648
*	Rightmove plc	76,132	635
*	Kingfisher plc Class A	174,019	632
[3]	Auto Trader Group plc	84,215	626
	Berkeley Group Holdings plc	10,198	623
*	Taylor Wimpey plc	292,178	595
	British Land Co. plc	88,350	552
	Pearson plc	63,480	541
	Intermediate Capital Group plc	24,912	537

		Shares	Market Value ($000)
*	DS Smith plc	121,243	531
	Johnson Matthey plc	17,977	530
*	Coca-Cola HBC AG	18,492	528
	Tate & Lyle plc	62,391	527
	Wm Morrison Supermarkets plc	220,202	524
	Derwent London plc	12,895	523
	Polymetal International plc	24,981	520
*	Howden Joinery Group plc	61,659	516
	Pennon Group plc	41,221	515
	Direct Line Insurance Group plc	129,755	509
	Spectris plc	14,080	496
	Phoenix Group Holdings plc	50,859	482
	Britvic plc	43,272	471
	J Sainsbury plc	166,700	465
	Hargreaves Lansdown plc	24,555	465
*	ITV plc	372,273	463
	M&G plc	177,960	442
	Bellway plc	11,320	425
	HomeServe plc	30,657	425
	Hikma Pharmaceuticals plc	11,173	386
	CRH plc (XDUB)	9,281	365
	B&M European Value Retail SA	53,035	335
*	Hiscox Ltd.	22,741	324
	Antofagasta plc	18,190	300
	Schroders plc	6,922	296
	Beazley plc	59,513	287
*	JD Sports Fashion plc	27,503	282
	Games Workshop Group plc	2,070	271
*	Marks & Spencer Group plc	163,089	271
	Dechra Pharmaceuticals plc	5,495	245
	Royal Mail plc	60,009	243
	SSP Group plc	53,926	237
*	UNITE Group plc	17,790	234
	IG Group Holdings plc	21,732	232
	Investec plc	91,956	226
[3]	Avast plc	31,177	210
[3]	ConvaTec Group plc	75,541	208
	Electrocomponents plc	18,534	200
*	IWG plc	46,657	200
	Genus plc	3,536	195
*,3	Trainline plc	30,465	185
*	Inchcape plc	22,775	181
[3]	Countryside Properties plc	30,670	173
	Pets at Home Group plc	30,750	170
	Fresnillo plc	11,207	158
*	Signature Aviation plc	49,718	156
	WH Smith plc	8,152	153
	easyJet plc	13,959	148
*	International Consolidated Airlines Group SA	72,414	146
	Ashmore Group plc	24,722	138
	Close Brothers Group plc	7,935	137
*	Grafton Group plc	12,100	137
	Future plc	6,151	137
	Spirent Communications plc	39,422	135
	Lancashire Holdings Ltd.	13,268	130
	Plus500 Ltd.	6,285	129
*	OSB Group plc	24,793	128
[3]	John Laing Group plc	30,248	127

		Shares	Market Value ($000)
	Assura plc	127,917	127
	Cranswick plc	2,720	124
[3]	Quilter plc	66,108	122
	Big Yellow Group plc	8,005	121
	Computacenter plc	4,049	119
*	Hays plc	68,061	118
	Grainger plc	31,517	118
	UDG Healthcare plc	10,847	114
*,3	Ascential plc	25,440	113
	Shaftesbury plc	15,778	111
*	Vistry Group plc	9,958	110
*	Greggs plc	4,934	110
	Synthomer plc	18,772	107
	Safestore Holdings plc	10,084	104
	Softcat plc	6,873	104
	Centamin plc	67,757	103
	AJ Bell plc	18,148	102
	Man Group plc	64,943	102
	LondonMetric Property plc	33,628	98
	KAZ Minerals plc	11,528	97
*	Dunelm Group plc	6,056	97
	Moneysupermarket.com Group plc	29,728	96
	Drax Group plc	21,787	95
*	National Express Group plc	31,678	93
*	Marshalls plc	10,010	93
	TP ICAP plc	32,419	91
	Great Portland Estates plc	10,621	91
*	Micro Focus International plc	19,841	91
*	AO World plc	19,367	90
	Domino's Pizza Group plc	21,302	90
	Paragon Banking Group plc	16,286	87
	Aggreko plc	11,744	87
*,3	Wizz Air Holdings plc	1,454	87
	Dixons Carphone plc	58,669	86
	Victrex plc	3,159	83
	Avon Rubber plc	1,424	83
	IntegraFin Holdings plc	12,584	81
	Mediclinic International plc	21,019	78
*	Pagegroup plc	13,511	74
	Capital & Counties Properties plc	40,530	73
[3]	Airtel Africa plc	66,541	71
	Vesuvius plc	10,375	67
*	Coats Group plc	76,003	66
	Workspace Group plc	7,280	66
*	Savills plc	5,376	65
	Jupiter Fund Management plc	19,869	64
	Rathbone Brothers plc	3,170	62
*	Redrow plc	8,986	62
	Sanne Group plc	8,247	62
*	Petropavlovsk plc	168,903	62
	RHI Magnesita NV	1,389	60
*	Provident Financial plc	15,943	59
*	Frasers Group plc	10,406	58
*	Crest Nicholson Holdings plc	13,949	55
*	Elementis plc	34,082	54
	Kainos Group plc	3,341	54
	Mitie Group plc	103,434	53
	Daily Mail & General Trust plc Class A	5,846	53

			Shares	Market Value ($000)
*	Firstgroup plc		62,898	51
	Halfords Group plc		13,553	48
*,3	Watches of Switzerland Group plc		7,328	48
*	Hochschild Mining plc		16,405	47
	Euromoney Institutional Investor plc		3,364	46
	Greencore Group plc		28,649	45
*	Essentra plc Class B		11,008	45
	Brewin Dolphin Holdings plc		11,896	43
	TalkTalk Telecom Group plc		35,847	43
*	Just Group plc		58,484	43
[1]	Cineworld Group plc		55,138	42
*,3	McCarthy & Stone plc		26,543	42
*,3	Ibstock plc		15,964	41
	Sirius Real Estate Ltd.		34,318	41
*	Vectura Group plc		27,313	40
	FDM Group Holdings plc		2,927	40
*,1,3	Aston Martin Lagonda Global Holdings plc		37,371	36
	Clarkson plc		1,045	35
	Ferrexpo plc		11,280	32
	Redde Northgate plc		9,423	30
*	Bank of Georgia Group plc		2,028	30
*	Polypipe Group plc		4,577	30
	St. Modwen Properties plc		5,519	27
	NCC Group plc		9,887	26
	Helical plc		5,379	26
	GoCo Group plc		15,047	25
*,3	Spire Healthcare Group plc		13,463	24
	Telecom Plus plc		1,118	21
*	Go-Ahead Group plc		1,814	20
*	Restaurant Group plc		22,839	20
*	AG Barr plc		2,978	20
*,3	TI Fluid Systems plc		6,919	20
*	TBC Bank Group plc		1,188	19
	Keller Group plc		2,139	18
	Picton Property Income Ltd.		17,007	17
	PZ Cussons plc		5,461	17
[3]	Alfa Financial Software Holdings plc		9,666	17
*,3	Equiniti Group plc		10,203	15
	Devro plc		6,727	14
	Stagecoach Group plc		9,115	7
*	RDI REIT plc		5,397	7
*	SIG plc		14,852	6
*,3	Funding Circle Holdings plc		2,197	3
*,2	NMC Health plc		4,208	—
	Hammerson plc		509	—
				117,058
Total Common Stocks (Cost $1,281,094)				1,491,106
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund	0.109%	113,814	11,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[6]	United States Treasury Bill	0.095%	1/28/21	497	497
Total Temporary Cash Investments (Cost $11,877)					11,878
Total Investments (100.0%) (Cost $1,292,971)					1,502,984
Other Assets and Liabilities—Net (0.0%)					750
Net Assets (100.0%)					1,503,734
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,839,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value of these securities was $35,073,000, representing 2.3% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $7,618,000 was received for securities on loan.
6	Securities with a value of $497,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2020	67	6,810	530
MSCI Emerging Market Index	December 2020	42	2,525	78
Topix Index	December 2020	14	2,354	38
				646

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	1/14/21	USD	1,533	JPY	161,760	—	(17)
BNP Paribas	1/14/21	USD	745	JPY	77,958	—	(3)
						—	(20)
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	124,112	5,908	—	130,020
Common Stocks—Other	59,763	1,301,194	129	1,361,086
Temporary Cash Investments	11,381	497	—	11,878
Total	195,256	1,307,599	129	1,502,984

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	265	—	—	265
Forward Currency Contracts	—	20	—	20
Total	265	20	—	285
1	Represents variation margin on the last day of the reporting period.